                        SUPPLEMENT DATED AUGUST 15, 2007
             TO THE PROSPECTUSES DATED MAY 1, 2007, AS AMENDED, FOR

                     NEW YORK LIFE ACCESS VARIABLE ANNUITY
                      NEW YORK LIFE ELITE VARIABLE ANNUITY
                   NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY
                NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY
                         NEW YORK LIFE VARIABLE ANNUITY
                  NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY
                 NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY
               NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY
                     NEW YORK LIFE SELECT VARIABLE ANNUITY
                NEW YORK LIFE LONGEVITY BENEFIT VARIABLE ANNUITY

                                  INVESTING IN
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

     This supplement amends the May 1, 2007 prospectuses (the "Prospectuses") for the above referenced New York Life variable annuity policies (the "policies"). You should read this information carefully and retain this supplement for future reference together with the Prospectus.
All capitalized terms have the same meaning as those included in the Prospectuses.

     The purpose of this supplement is to update the procedures set forth in the Prospectuses regarding limits on transfers under the policies.

     Keeping this purpose in mind, please note the following:

     In the section of the Prospectuses entitled "LIMITS ON TRANSFERS," the language contained in the fourth paragraph of such section is deleted in its entirety and replaced with the following:

          We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer out of the MainStay VP Cash Management Investment Division within 90 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options.

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

           THIS NOTICE CONTAINS IMPORTANT INFORMATION CONCERNING YOUR
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

                     NEW YORK LIFE ACCESS VARIABLE ANNUITY
                      NEW YORK LIFE ELITE VARIABLE ANNUITY
                   NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY
                NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY
                         NEW YORK LIFE VARIABLE ANNUITY
                  NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY
                 NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY
               NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY
                     NEW YORK LIFE SELECT VARIABLE ANNUITY
                NEW YORK LIFE LONGEVITY BENEFIT VARIABLE ANNUITY

                                AUGUST 20, 2007

  MAINSTAY VP SERIES FUND, INC. PORTFOLIO MERGER COMPLETED ON AUGUST 17, 2007

     New York Life Insurance and Annuity Corporation ("NYLIAC") has been informed that the MainStay VP Series Fund, Inc. completed the merger of the MainStay VP Income & Growth Portfolio with and into the MainStay VP ICAP Select Equity Portfolio on August 17, 2007.

     All references in the Prospectus to the MainStay VP Income & Growth Portfolio should be deleted.

                             ---------------------

     This Notice is a Supplement to the above referenced Prospectuses dated May 1, 2007, and amends the Prospectuses for the Policies. You should read this information carefully and retain this supplement for future reference together with the Prospectus. The terms We use in this supplement have the same meaning as in the Prospectus for the Policies. The above referenced Policies invest in NYLIAC Variable Annuity Separate Account-I, NYLIAC Variable Annuity Separate Account-II, NYLIAC Variable Annuity Separate Account-III, and NYLIAC Variable Annuity Separate Account-IV.

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

                               TABLE OF CONTENTS

Message from New York Life Insurance and Annuity
  Corporation...............................................       3

Performance Summaries.......................................       4

NYLIAC Variable Annuity Separate Account - I (Non-Qualified
  Policies)
Statement of Assets and Liabilities.........................       8
Statement of Operations.....................................      14
Statement of Changes in Net Assets..........................      20

NYLIAC Variable Annuity Separate Account - II (Tax Qualified
  Policies)
Statement of Assets and Liabilities.........................      28
Statement of Operations.....................................      34
Statement of Changes in Net Assets..........................      40

NYLIAC Variable Annuity Separate Accounts - I & II
Notes to Financial Statements...............................      48

The Semi-Annual Reports listed below follow:
MainStay VP Series Fund, Inc.
  Balanced Portfolio - Service Class
  Bond Portfolio - Initial Class
  Capital Appreciation Portfolio - Initial Class
  Cash Management Portfolio
  Common Stock Portfolio - Initial Class
  Conservative Allocation Portfolio - Service Class
  Convertible Portfolio - Initial Class
  Developing Growth Portfolio - Initial Class
  Floating Rate Portfolio - Service Class
  Government Portfolio - Initial Class
  Growth Allocation Portfolio - Service Class
  High Yield Corporate Bond Portfolio - Initial Class
  ICAP Select Equity Portfolio - Initial Class
  Income & Growth Portfolio - Initial Class
  International Equity Portfolio - Initial Class
  Large Cap Growth Portfolio - Initial Class
  Mid Cap Core Portfolio - Initial Class
  Mid Cap Growth Portfolio - Initial Class
  Mid Cap Value Portfolio - Initial Class
  Moderate Allocation Portfolio - Service Class
  Moderate Growth Allocation Portfolio - Service Class
  S&P 500 Index Portfolio - Initial Class
  Small Cap Growth Portfolio - Initial Class
  Total Return Portfolio - Initial Class
  Value Portfolio - Initial Class
Alger American Small Capitalization - Class O Shares (closed to new investors)
CVS Calvert Social Balanced Portfolio
Columbia Small Cap Value Fund, Variable Series - Class B
Dreyfus IP Technology Growth - Initial Shares
Fidelity(R) VIP Contrafund(R) - Initial Class
Fidelity(R) VIP Equity-Income - Initial Class
Fidelity(R) VIP Mid Cap - Service Class 2
Janus Aspen Series Balanced - Institutional Shares
Janus Aspen Series Worldwide Growth - Institutional Shares
MFS(R) Investors Trust Series - Initial Class
MFS(R) Research Series - Initial Class
MFS(R) Utilities Series - Service Class
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class S
Royce Micro-Cap Portfolio - Investment Class
Royce Small-Cap Portfolio - Investment Class
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity - Class I
Victory VIF Diversified Stock - Class A Shares

PLEASE SEE THE INDIVIDUAL FUND SEMI-ANNUAL REPORTS FOR ANY APPLICABLE FUND PROSPECTUS SUPPLEMENT(S) THAT MAY HAVE BEEN INCLUDED.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

MESSAGE FROM NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
--------------------------------------------------------------------------------

Dear Policyowner:

We're pleased to present the June 30, 2007 Semi-Annual Report for your New York Life Insurance and Annuity Corporation variable annuity and/or variable universal life policy.

This report contains performance information, financial statements, notes and highlights, and other pertinent data for each of the Investment Divisions available under your policy. In addition, some of the portfolio managers provide a discussion of their portfolio's performance.

We encourage you to take the time to review this information and evaluate the plans you have in place. Now would also be a good time to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

Although no one knows for certain what the future may bring, we want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

August 2007

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2007

                                                                          INVESTMENT
NON-QUALIFIED POLICIES                                        PORTFOLIO    DIVISION
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- I    INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(2)
Alger American Small Capitalization -- Class O Shares(4)       9/21/88      10/1/96
CVS Calvert Social Balanced Portfolio                           9/2/86       5/1/95
Columbia Small Cap Value Fund, Variable Series -- Class B       6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      10/1/96
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      10/1/96
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      10/1/96
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      10/1/96
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Bond -- Initial Class                              1/23/84     12/15/93
MainStay VP Capital Appreciation -- Initial Class              1/29/93      1/29/93
MainStay VP Cash Management -- Current 7-day yield is
  3.47%(5)                                                     1/29/93      1/29/93
MainStay VP Common Stock -- Initial Class                      1/23/84     12/15/93
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                       10/1/96      10/1/96
MainStay VP Developing Growth -- Initial Class                  5/1/98       6/1/98
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Initial Class                        1/29/93      1/29/93
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95       5/1/95
MainStay VP ICAP Select Equity -- Initial Class(6)              5/1/98       6/1/98
MainStay VP Income & Growth -- Initial Class                    5/1/98       6/1/98
MainStay VP International Equity -- Initial Class               5/1/95       5/1/95
MainStay VP Large Cap Growth -- Initial Class                   5/1/98       6/1/98
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/6/01
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500 Index(7) -- Initial Class                  1/29/93      1/29/93
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                      1/29/93      1/29/93
MainStay VP Value -- Initial Class                              5/1/95       5/1/95
MFS(R) Investors Trust Series -- Initial Class                 10/9/95       6/1/98
MFS(R) Research Series -- Initial Class                        7/26/95       6/1/98
MFS(R) Utilities Series -- Service Class                        5/1/00       5/1/04
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S       2/18/03       5/1/04
Royce Micro-Cap Portfolio -- Investment Class                 12/27/96       5/1/05
Royce Small-Cap Portfolio -- Investment Class                 12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                          3/31/94       6/1/98
Van Eck Worldwide Hard Assets                                   9/1/89       6/1/98
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      10/1/96
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                          ASSUMING NO SURRENDER(%)(1)
                                                                                                         SINCE
NON-QUALIFIED POLICIES                                                                                 INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- I       1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(2)   YEAR(2)   YEAR(2)   YEAR(2)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares(4)       21.51     17.85     16.16      4.81         4.04
CVS Calvert Social Balanced Portfolio                          10.73      6.47      6.54      4.24         6.46
Columbia Small Cap Value Fund, Variable Series -- Class B      15.23     13.21     13.92       N/A        12.97
Dreyfus IP Technology Growth -- Initial Shares                 13.78      4.70      6.94       N/A        (0.04)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 15.52     14.15     12.58      9.49        10.45
Fidelity(R) VIP Equity-Income -- Initial Class                 22.71     12.75     10.76      7.04         8.54
Fidelity(R) VIP Mid Cap -- Service Class 2                     16.76     18.94     17.00       N/A        20.00
Janus Aspen Series Balanced -- Institutional Shares            14.23      9.19      7.33      8.34         9.02
Janus Aspen Series Worldwide Growth -- Institutional Shares    30.36     13.77      8.08      5.53         7.14
MainStay VP Balanced -- Service Class                           9.99       N/A       N/A       N/A         7.78
MainStay VP Bond -- Initial Class                               4.91      2.58      3.40      4.50         4.32
MainStay VP Capital Appreciation -- Initial Class              15.47      7.63      5.79      2.76         6.85
MainStay VP Cash Management -- Current 7-day yield is
  3.47%(5)                                                      3.51      2.17      1.08      2.19         2.46
MainStay VP Common Stock -- Initial Class                      20.07     11.84      8.99      6.30         9.38
MainStay VP Conservative Allocation -- Service Class           11.05       N/A       N/A       N/A         7.22
MainStay VP Convertible -- Initial Class                       14.68      9.17      8.81      7.29         7.61
MainStay VP Developing Growth -- Initial Class                 21.40     14.35     10.61       N/A         3.71
MainStay VP Floating Rate -- Service Class                      5.08       N/A       N/A       N/A         3.60
MainStay VP Government -- Initial Class                         3.94      2.22      2.36      4.07         4.10
MainStay VP Growth Allocation -- Service Class                 20.13       N/A       N/A       N/A        13.55
MainStay VP High Yield Corporate Bond -- Initial Class          9.97      7.77     11.72      7.04         8.32
MainStay VP ICAP Select Equity -- Initial Class(6)             22.90     12.82      9.90       N/A         4.86
MainStay VP Income & Growth -- Initial Class                   21.18     10.93      9.99       N/A         4.33
MainStay VP International Equity -- Initial Class              24.81     18.40     14.20      7.41         8.11
MainStay VP Large Cap Growth -- Initial Class                  17.26      6.69      4.77       N/A         4.32
MainStay VP Mid Cap Core -- Initial Class                      20.78     18.14     15.33       N/A        11.38
MainStay VP Mid Cap Growth -- Initial Class                    17.31     18.60     13.58       N/A         9.11
MainStay VP Mid Cap Value -- Initial Class                     18.55     12.26     10.03       N/A         8.12
MainStay VP Moderate Allocation -- Service Class               14.33       N/A       N/A       N/A         9.23
MainStay VP Moderate Growth Allocation -- Service Class        17.39       N/A       N/A       N/A        11.68
MainStay VP S&P 500 Index(7) -- Initial Class                  18.62      9.95      9.00      5.47         9.18
MainStay VP Small Cap Growth -- Initial Class                   4.82      6.50      7.40       N/A         2.80
MainStay VP Total Return -- Initial Class                      13.36      7.92      6.94      4.75         6.85
MainStay VP Value -- Initial Class                             19.06     11.91      8.78      5.72         8.51
MFS(R) Investors Trust Series -- Initial Class                 19.19     10.94      8.37      4.02         1.78
MFS(R) Research Series -- Initial Class                        20.51     11.53      9.39      4.06         2.84
MFS(R) Utilities Series -- Service Class                       41.68     28.78     23.59       N/A        29.32
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S       22.91     16.20       N/A       N/A        18.75
Royce Micro-Cap Portfolio -- Investment Class                  17.29     15.17     14.15     16.45        22.84
Royce Small-Cap Portfolio -- Investment Class                  20.55     15.12     13.65     14.16        14.60
T. Rowe Price Equity Income Portfolio                          20.81     12.22     10.23      7.98         6.73
Van Eck Worldwide Hard Assets                                  30.70     39.22     28.39     11.39        14.41
Van Kampen UIF Emerging Markets Equity -- Class I              46.61     37.91     26.97      8.12         9.49
Victory VIF Diversified Stock -- Class A Shares                19.48     10.83     10.11       N/A        11.49
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
NON-QUALIFIED POLICIES                                                                                 INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- I       1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(2)   YEAR(2)   YEAR(2)   YEAR(2)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares(4)       13.86     15.78     15.21      4.81         4.04
CVS Calvert Social Balanced Portfolio                           3.76      4.18      5.56      4.24         6.46
Columbia Small Cap Value Fund, Variable Series -- Class B       7.97     10.96     12.89       N/A        10.25
Dreyfus IP Technology Growth -- Initial Shares                  6.61      2.46      5.96       N/A        (0.65)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  8.24     11.93     11.55      9.49        10.45
Fidelity(R) VIP Equity-Income -- Initial Class                 14.98     10.48      9.74      7.04         8.54
Fidelity(R) VIP Mid Cap -- Service Class 2                      9.40     16.90     16.08       N/A        18.62
Janus Aspen Series Balanced -- Institutional Shares             7.03      6.85      6.34      8.34         9.02
Janus Aspen Series Worldwide Growth -- Institutional Shares    22.15     11.54      7.09      5.53         7.14
MainStay VP Balanced -- Service Class                           3.06       N/A       N/A       N/A         4.58
MainStay VP Bond -- Initial Class                              (1.70)     0.38      2.45      4.50         4.32
MainStay VP Capital Appreciation -- Initial Class               8.20      5.32      4.82      2.76         6.85
MainStay VP Cash Management -- Current 7-day yield is
  3.47%(5)                                                     (3.01)    (0.02)     0.15      2.19         2.46
MainStay VP Common Stock -- Initial Class                      12.50      9.53      7.99      6.30         9.38
MainStay VP Conservative Allocation -- Service Class            4.06       N/A       N/A       N/A         2.18
MainStay VP Convertible -- Initial Class                        7.45      6.83      7.81      7.29         7.61
MainStay VP Developing Growth -- Initial Class                 13.75     12.14      9.59       N/A         3.71
MainStay VP Floating Rate -- Service Class                     (1.54)      N/A       N/A       N/A         0.52
MainStay VP Government -- Initial Class                        (2.61)     0.02      1.42      4.07         4.10
MainStay VP Growth Allocation -- Service Class                 12.56       N/A       N/A       N/A         8.08
MainStay VP High Yield Corporate Bond -- Initial Class          3.04      5.45     10.70      7.04         8.32
MainStay VP ICAP Select Equity -- Initial Class(6)             15.16     10.55      8.89       N/A         4.86
MainStay VP Income & Growth -- Initial Class                   13.55      8.58      8.99       N/A         4.33
MainStay VP International Equity -- Initial Class              16.95     16.34     13.18      7.41         8.11
MainStay VP Large Cap Growth -- Initial Class                   9.88      4.40      3.81       N/A         4.32
MainStay VP Mid Cap Core -- Initial Class                      13.17     16.08     14.35       N/A        10.70
MainStay VP Mid Cap Growth -- Initial Class                     9.92     16.55     12.54       N/A         8.44
MainStay VP Mid Cap Value -- Initial Class                     11.08      9.96      9.02       N/A         7.46
MainStay VP Moderate Allocation -- Service Class                7.13       N/A       N/A       N/A         4.15
MainStay VP Moderate Growth Allocation -- Service Class        10.00       N/A       N/A       N/A         6.49
MainStay VP S&P 500 Index(7) -- Initial Class                  11.15      7.59      8.00      5.47         9.18
MainStay VP Small Cap Growth -- Initial Class                  (1.78)     4.21      6.42       N/A         2.17
MainStay VP Total Return -- Initial Class                       6.22      5.60      5.96      4.75         6.85
MainStay VP Value -- Initial Class                             11.56      9.60      7.79      5.72         8.51
MFS(R) Investors Trust Series -- Initial Class                 11.68      8.59      7.38      4.02         1.78
MFS(R) Research Series -- Initial Class                        12.92      9.21      8.39      4.06         2.84
MFS(R) Utilities Series -- Service Class                       33.18     27.05     22.85       N/A        27.68
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S       15.17     14.06       N/A       N/A        16.85
Royce Micro-Cap Portfolio -- Investment Class                   9.90     12.99     13.13     16.45        19.68
Royce Small-Cap Portfolio -- Investment Class                  12.96     12.94     12.61     14.16        11.06
T. Rowe Price Equity Income Portfolio                          13.20      9.93      9.22      7.98         6.73
Van Eck Worldwide Hard Assets                                  22.46     37.74     27.75     11.39        14.41
Van Kampen UIF Emerging Markets Equity -- Class I              38.11     36.40     26.31      8.12         9.49
Victory VIF Diversified Stock -- Class A Shares                11.96      8.47      9.10       N/A         9.49
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.30%. A POLICY SERVICE CHARGE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $10,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $10,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE
59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN.). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2007

                                                                          INVESTMENT
TAX-QUALIFIED POLICIES                                        PORTFOLIO    DIVISION
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- II   INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(2)
Alger American Small Capitalization -- Class O Shares(4)       9/21/88      10/1/96
CVS Calvert Social Balanced Portfolio                           9/2/86       5/1/95
Columbia Small Cap Value Fund, Variable Series -- Class B       6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      10/1/96
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      10/1/96
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      10/1/96
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      10/1/96
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Bond -- Initial Class                              1/23/84     12/15/93
MainStay VP Capital Appreciation -- Initial Class              1/29/93      1/29/93
MainStay VP Cash Management -- Current 7-day yield is
  3.47%(5)                                                     1/29/93      1/29/93
MainStay VP Common Stock -- Initial Class                      1/23/84     12/15/93
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                       10/1/96      10/1/96
MainStay VP Developing Growth -- Initial Class                  5/1/98       6/1/98
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Initial Class                        1/29/93      1/29/93
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95       5/1/95
MainStay VP ICAP Select Equity -- Initial Class(6)              5/1/98       6/1/98
MainStay VP Income & Growth -- Initial Class                    5/1/98       6/1/98
MainStay VP International Equity -- Initial Class               5/1/95       5/1/95
MainStay VP Large Cap Growth -- Initial Class                   5/1/98       6/1/98
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/6/01
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500 Index(7) -- Initial Class                  1/29/93      1/29/93
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                      1/29/93      1/29/93
MainStay VP Value -- Initial Class                              5/1/95       5/1/95
MFS(R) Investors Trust Series -- Initial Class                 10/9/95       6/1/98
MFS(R) Research Series -- Initial Class                        7/26/95       6/1/98
MFS(R) Utilities Series -- Service Class                        5/1/00       5/1/04
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S       2/18/03       5/1/04
Royce Micro-Cap Portfolio -- Investment Class                 12/27/96       5/1/05
Royce Small-Cap Portfolio -- Investment Class                 12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                          3/31/94       6/1/98
Van Eck Worldwide Hard Assets                                   9/1/89       6/1/98
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      10/1/96
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                          ASSUMING NO SURRENDER(%)(1)
                                                                                                         SINCE
TAX-QUALIFIED POLICIES                                                                                 INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- II      1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(2)   YEAR(2)   YEAR(2)   YEAR(2)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares(4)       21.51     17.85     16.16      4.81         4.05
CVS Calvert Social Balanced Portfolio                          10.73      6.47      6.54      4.24         6.46
Columbia Small Cap Value Fund, Variable Series -- Class B      15.23     13.21     13.92       N/A        12.97
Dreyfus IP Technology Growth -- Initial Shares                 13.78      4.70      6.94       N/A        (0.55)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 15.52     14.15     12.58      9.49        10.27
Fidelity(R) VIP Equity-Income -- Initial Class                 22.71     12.75     10.76      7.04         8.47
Fidelity(R) VIP Mid Cap -- Service Class 2                     16.76     18.94     17.00       N/A        20.49
Janus Aspen Series Balanced -- Institutional Shares            14.23      9.19      7.33      8.34         9.04
Janus Aspen Series Worldwide Growth -- Institutional Shares    30.36     13.77      8.08      5.53         7.15
MainStay VP Balanced -- Service Class                           9.99       N/A       N/A       N/A         7.80
MainStay VP Bond -- Initial Class                               4.91      2.58      3.40      4.50         4.32
MainStay VP Capital Appreciation -- Initial Class              15.47      7.63      5.79      2.76         6.85
MainStay VP Cash Management -- Current 7-day yield is
  3.47%(5)                                                      3.51      2.17      1.08      2.19         2.46
MainStay VP Common Stock -- Initial Class                      20.07     11.84      8.99      6.30         9.37
MainStay VP Conservative Allocation -- Service Class           11.05       N/A       N/A       N/A         7.02
MainStay VP Convertible -- Initial Class                       14.68      9.17      8.81      7.29         7.59
MainStay VP Developing Growth -- Initial Class                 21.40     14.35     10.61       N/A         3.74
MainStay VP Floating Rate -- Service Class                      5.08       N/A       N/A       N/A         3.60
MainStay VP Government -- Initial Class                         3.94      2.22      2.36      4.07         4.10
MainStay VP Growth Allocation -- Service Class                 20.13       N/A       N/A       N/A        13.68
MainStay VP High Yield Corporate Bond -- Initial Class          9.97      7.77     11.72      7.04         8.31
MainStay VP ICAP Select Equity -- Initial Class(6)             22.90     12.82      9.90       N/A         5.02
MainStay VP Income & Growth -- Initial Class                   21.18     10.93      9.99       N/A         4.33
MainStay VP International Equity -- Initial Class              24.81     18.40     14.20      7.41         8.12
MainStay VP Large Cap Growth -- Initial Class                  17.26      6.69      4.77       N/A         4.42
MainStay VP Mid Cap Core -- Initial Class                      20.78     18.14     15.33       N/A        11.53
MainStay VP Mid Cap Growth -- Initial Class                    17.31     18.60     13.58       N/A         9.58
MainStay VP Mid Cap Value -- Initial Class                     18.55     12.26     10.03       N/A         7.89
MainStay VP Moderate Allocation -- Service Class               14.33       N/A       N/A       N/A         9.73
MainStay VP Moderate Growth Allocation -- Service Class        17.39       N/A       N/A       N/A        12.79
MainStay VP S&P 500 Index(7) -- Initial Class                  18.62      9.95      9.00      5.47         9.18
MainStay VP Small Cap Growth -- Initial Class                   4.82      6.50      7.40       N/A         3.08
MainStay VP Total Return -- Initial Class                      13.36      7.92      6.94      4.75         6.85
MainStay VP Value -- Initial Class                             19.06     11.91      8.78      5.72         8.54
MFS(R) Investors Trust Series -- Initial Class                 19.19     10.94      8.37      4.02         2.07
MFS(R) Research Series -- Initial Class                        20.51     11.53      9.39      4.06         2.68
MFS(R) Utilities Series -- Service Class                       41.68     28.78     23.59       N/A        29.74
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S       22.91     16.20       N/A       N/A        17.47
Royce Micro-Cap Portfolio -- Investment Class                  17.29     15.17     14.15     16.45        23.62
Royce Small-Cap Portfolio -- Investment Class                  20.55     15.12     13.65     14.16        17.44
T. Rowe Price Equity Income Portfolio                          20.81     12.22     10.23      7.98         6.83
Van Eck Worldwide Hard Assets                                  30.70     39.22     28.39     11.39        14.59
Van Kampen UIF Emerging Markets Equity -- Class I              46.61     37.91     26.97      8.12         9.60
Victory VIF Diversified Stock -- Class A Shares                19.48     10.83     10.11       N/A        12.26
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
TAX-QUALIFIED POLICIES                                                                                 INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- II      1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(2)   YEAR(2)   YEAR(2)   YEAR(2)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares(4)       13.86     15.78     15.21      4.81         4.05
CVS Calvert Social Balanced Portfolio                           3.76      4.18      5.56      4.24         6.46
Columbia Small Cap Value Fund, Variable Series -- Class B       7.97     10.96     12.89       N/A        10.25
Dreyfus IP Technology Growth -- Initial Shares                  6.61      2.46      5.96       N/A        (1.16)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  8.24     11.93     11.55      9.49        10.27
Fidelity(R) VIP Equity-Income -- Initial Class                 14.98     10.48      9.74      7.04         8.47
Fidelity(R) VIP Mid Cap -- Service Class 2                      9.40     16.90     16.08       N/A        19.14
Janus Aspen Series Balanced -- Institutional Shares             7.03      6.85      6.34      8.34         9.04
Janus Aspen Series Worldwide Growth -- Institutional Shares    22.15     11.54      7.09      5.53         7.15
MainStay VP Balanced -- Service Class                           3.06       N/A       N/A       N/A         4.60
MainStay VP Bond -- Initial Class                              (1.70)     0.38      2.45      4.50         4.32
MainStay VP Capital Appreciation -- Initial Class               8.20      5.32      4.82      2.76         6.85
MainStay VP Cash Management -- Current 7-day yield is
  3.47%(5)                                                     (3.01)    (0.02)     0.15      2.19         2.46
MainStay VP Common Stock -- Initial Class                      12.50      9.53      7.99      6.30         9.37
MainStay VP Conservative Allocation -- Service Class            4.06       N/A       N/A       N/A         1.99
MainStay VP Convertible -- Initial Class                        7.45      6.83      7.81      7.29         7.59
MainStay VP Developing Growth -- Initial Class                 13.75     12.14      9.59       N/A         3.74
MainStay VP Floating Rate -- Service Class                     (1.54)      N/A       N/A       N/A         0.52
MainStay VP Government -- Initial Class                        (2.61)     0.02      1.42      4.07         4.10
MainStay VP Growth Allocation -- Service Class                 12.56       N/A       N/A       N/A         8.42
MainStay VP High Yield Corporate Bond -- Initial Class          3.04      5.45     10.70      7.04         8.31
MainStay VP ICAP Select Equity -- Initial Class(6)             15.16     10.55      8.89       N/A         5.02
MainStay VP Income & Growth -- Initial Class                   13.55      8.58      8.99       N/A         4.33
MainStay VP International Equity -- Initial Class              16.95     16.34     13.18      7.41         8.12
MainStay VP Large Cap Growth -- Initial Class                   9.88      4.40      3.81       N/A         4.42
MainStay VP Mid Cap Core -- Initial Class                      13.17     16.08     14.35       N/A        10.84
MainStay VP Mid Cap Growth -- Initial Class                     9.92     16.55     12.54       N/A         8.90
MainStay VP Mid Cap Value -- Initial Class                     11.08      9.96      9.02       N/A         7.23
MainStay VP Moderate Allocation -- Service Class                7.13       N/A       N/A       N/A         4.65
MainStay VP Moderate Growth Allocation -- Service Class        10.00       N/A       N/A       N/A         7.57
MainStay VP S&P 500 Index(7) -- Initial Class                  11.15      7.59      8.00      5.47         9.18
MainStay VP Small Cap Growth -- Initial Class                  (1.78)     4.21      6.42       N/A         2.45
MainStay VP Total Return -- Initial Class                       6.22      5.60      5.96      4.75         6.85
MainStay VP Value -- Initial Class                             11.56      9.60      7.79      5.72         8.54
MFS(R) Investors Trust Series -- Initial Class                 11.68      8.59      7.38      4.02         2.07
MFS(R) Research Series -- Initial Class                        12.92      9.21      8.39      4.06         2.68
MFS(R) Utilities Series -- Service Class                       33.18     27.05     22.85       N/A        28.17
Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S       15.17     14.06       N/A       N/A        15.45
Royce Micro-Cap Portfolio -- Investment Class                   9.90     12.99     13.13     16.45        20.37
Royce Small-Cap Portfolio -- Investment Class                  12.96     12.94     12.61     14.16        14.06
T. Rowe Price Equity Income Portfolio                          13.20      9.93      9.22      7.98         6.83
Van Eck Worldwide Hard Assets                                  22.46     37.74     27.75     11.39        14.59
Van Kampen UIF Emerging Markets Equity -- Class I              38.11     36.40     26.31      8.12         9.60
Victory VIF Diversified Stock -- Class A Shares                11.96      8.47      9.10       N/A        10.29
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.30%. A POLICY SERVICE CHARGE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $10,000 THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $10,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE
59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN.). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2007

(1) Assumes no deduction for surrender charges.

(2) The performance shown is for the indicated classes/shares only. Columbia Small Cap Value Fund, Variable Series -- Class B, MainStay VP
    Balanced -- Service Class, MainStay VP Conservative Allocation -- Service Class, MainStay VP Floating Rate -- Service Class, MainStay VP Growth Allocation -- Service Class, MainStay VP Moderate Allocation -- Service Class, MainStay VP Moderate Growth Allocation -- Service Class, MFS(R) Utilities Series -- Service Class, Neuberger Berman AMT Mid-Cap Growth Portfolio -- Class S and Victory VIF Diversified Stock -- Class A Shares impose a 12b-1 fee. Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

    Certain Portfolios existed prior to the date that they were added as an Investment Division of the Separate Accounts. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund annual expenses as if the policy has been available during the periods shown.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American Small Capitalization -- Class O Shares Investment Division, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth -- Initial Class Portofolio with and into the MainStay VP ICAP Select Equity -- Initial Class Portfolio on March 6 2007. Pending shareholder approval, the merger is expected to be effective as of August 17, 2007.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Sales of this version of the New York Life Flexible Premium Variable Annuity were discontinued. Current policyholders may continue to make additional premium payments. Existing policies will continue to be serviced.

SMRU #338401 CV

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2007
(Unaudited)


                                                                                                    MAINSTAY VP
                                                                MAINSTAY VP       MAINSTAY VP         CAPITAL
                                                                BALANCED--          BOND--        APPRECIATION--
                                                               SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  6,105,726      $ 21,037,596      $ 91,765,411
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................             10            (1,625)          (18,780)
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         18,984            64,390           297,362
    Administrative charges..................................          1,582             5,366            24,780
                                                               ------------      ------------      ------------
      Total net assets......................................   $  6,085,170      $ 20,966,215      $ 91,424,489
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $  6,085,170      $ 20,966,215      $ 91,424,489
                                                               ============      ============      ============
    Variable accumulation unit value........................   $      11.76      $      17.71      $      26.02
                                                               ============      ============      ============
Identified Cost of Investment...............................   $  5,628,562      $ 20,814,519      $110,692,795
                                                               ============      ============      ============


                                                                                  MAINSTAY VP
                                                                MAINSTAY VP       HIGH YIELD        MAINSTAY VP
                                                                  GROWTH           CORPORATE        ICAP SELECT
                                                               ALLOCATION--         BOND--           EQUITY--
                                                               SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  4,100,031      $110,227,745      $  4,091,359
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................             --           (54,919)               --
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         11,873           341,216            12,116
    Administrative charges..................................            989            28,435             1,010
                                                               ------------      ------------      ------------
      Total net assets......................................   $  4,087,169      $109,803,175      $  4,078,233
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $  4,087,169      $109,803,175      $  4,078,233
                                                               ============      ============      ============
    Variable accumulation unit value........................   $      11.82      $      26.45      $      15.39
                                                               ============      ============      ============
Identified Cost of Investment...............................   $  3,673,029      $ 90,326,278      $  3,180,730
                                                               ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES


                        MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP
      MAINSTAY VP         COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING        MAINSTAY VP       MAINSTAY VP
         CASH             STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--       FLOATING RATE--    GOVERNMENT--
      MANAGEMENT       INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS     INITIAL CLASS
-------------------------------------------------------------------------------------------------------------------------------
     $ 14,727,451      $ 57,570,237      $  4,065,353      $ 15,825,067      $  2,450,381      $ 11,377,585      $ 19,699,102
           59,934                --                --                --                --            55,885                --
           12,158           (10,780)            6,875                --                (4)               --              (520)
           44,707           184,150            11,530            50,404             7,774            31,029            60,602
            3,726            15,346               961             4,200               648             2,586             5,050
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 14,751,110      $ 57,359,961      $  4,059,737      $ 15,770,463      $  2,441,955      $ 11,399,855      $ 19,632,930
     ============      ============      ============      ============      ============      ============      ============
     $ 14,751,110      $ 57,359,961      $  4,059,737      $ 15,770,463      $  2,441,955      $ 11,399,855      $ 19,632,930
     ============      ============      ============      ============      ============      ============      ============
     $       1.42      $      33.57      $      10.99      $      21.97      $      13.92      $      10.79      $      17.86
     ============      ============      ============      ============      ============      ============      ============
     $ 14,727,582      $ 54,481,571      $  3,840,213      $ 12,262,568      $  1,807,042      $ 11,411,791      $ 19,868,683
     ============      ============      ============      ============      ============      ============      ============


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
       INCOME &        INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE
       GROWTH--          EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS
-------------------------------------------------------------------------------------------------------------------------------
     $  4,630,201      $ 20,839,410      $  4,579,891      $  8,438,024      $ 11,738,956      $ 14,417,257      $  5,154,583
               --                --                --                --                --                --                --
           (8,730)         (228,391)               --                --           112,108            (6,352)           32,714
           15,360            65,341            15,389            27,054            38,278            45,742            14,876
            1,280             5,445             1,282             2,255             3,190             3,812             1,240
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  4,604,831      $ 20,540,233      $  4,563,220      $  8,408,715      $ 11,809,596      $ 14,361,351      $  5,171,181
     ============      ============      ============      ============      ============      ============      ============
     $  4,604,831      $ 20,540,233      $  4,563,220      $  8,408,715      $ 11,809,596      $ 14,361,351      $  5,171,181
     ============      ============      ============      ============      ============      ============      ============
     $      14.70      $      25.83      $      14.69      $      19.01      $      16.83      $      15.95      $      11.28
     ============      ============      ============      ============      ============      ============      ============
     $  3,437,283      $ 14,188,474      $  3,812,071      $  6,526,222      $  8,148,856      $ 11,273,195      $  4,772,316
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2007
(Unaudited)

                                                                MAINSTAY VP
                                                                 MODERATE         MAINSTAY VP       MAINSTAY VP
                                                                  GROWTH            S&P 500          SMALL CAP
                                                               ALLOCATION--         INDEX--          GROWTH--
                                                               SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  6,878,042      $108,388,974      $  4,654,337
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         27,906           (16,815)           (4,402)
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         20,107           347,981            14,642
    Administrative charges..................................          1,676            28,998             1,220
                                                               ------------      ------------      ------------
      Total net assets......................................   $  6,884,165      $107,995,180      $  4,634,073
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $  6,884,165      $107,995,180      $  4,634,073
                                                               ============      ============      ============
    Variable accumulation unit value........................   $      11.63      $      35.49      $      11.78
                                                               ============      ============      ============
Identified Cost of Investment...............................   $  6,294,761      $ 90,102,608      $  3,821,862
                                                               ============      ============      ============

                                                                FIDELITY(R)                         JANUS ASPEN
                                                                    VIP           FIDELITY(R)         SERIES
                                                                  EQUITY-             VIP           BALANCED--
                                                                 INCOME--          MID CAP--       INSTITUTIONAL
                                                               INITIAL CLASS    SERVICE CLASS 2       SHARES
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 27,464,159      $  9,461,451      $ 36,536,289
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         (8,521)            2,010            (8,571)
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         88,275            29,921           115,843
    Administrative charges..................................          7,356             2,493             9,654
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 27,360,007      $  9,431,047      $ 36,402,221
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $ 27,360,007      $  9,431,047      $ 36,402,221
                                                               ============      ============      ============
    Variable accumulation unit value........................   $      24.08      $      19.93      $      25.20
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 22,545,971      $  8,589,335      $ 30,166,452
                                                               ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                                                COLUMBIA
                                             ALGER               CVS            SMALL CAP
      MAINSTAY VP                           AMERICAN           CALVERT         VALUE FUND,       DREYFUS IP        FIDELITY(R)
         TOTAL          MAINSTAY VP          SMALL             SOCIAL           VARIABLE         TECHNOLOGY            VIP
       RETURN--           VALUE--       CAPITALIZATION--      BALANCED          SERIES--          GROWTH--       CONTRAFUND(R)--
     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES       PORTFOLIO          CLASS B        INITIAL CLASS     INITIAL CLASS
--------------------------------------------------------------------------------------------------------------------------------
     $ 73,152,108      $ 43,850,092       $ 11,343,681      $  2,042,382      $  2,172,055      $    891,360      $ 55,859,805
               --                --                 --                --                --                --                --
          (11,854)          (12,129)           (14,329)           (2,878)            1,000                --           (40,058)
          232,983           141,135             36,092             6,631             6,880             2,802           178,031
           19,415            11,761              3,008               553               573               233            14,836
     ------------      ------------       ------------      ------------      ------------      ------------      ------------
     $ 72,887,856      $ 43,685,067       $ 11,290,252      $  2,032,320      $  2,165,602      $    888,325      $ 55,626,880
     ============      ============       ============      ============      ============      ============      ============
     $ 72,887,856      $ 43,685,067       $ 11,290,252      $  2,032,320      $  2,165,602      $    888,325      $ 55,626,880
     ============      ============       ============      ============      ============      ============      ============
     $      26.02      $      27.01       $      15.29      $      21.40      $      13.75      $       9.98      $      29.05
     ============      ============       ============      ============      ============      ============      ============
     $ 69,878,337      $ 31,512,841       $  7,574,009      $  1,711,718      $  1,909,551      $    779,312      $ 42,503,839
     ============      ============       ============      ============      ============      ============      ============

      JANUS ASPEN                                                              NEUBERGER
        SERIES            MFS(R)                                              BERMAN AMT           ROYCE             ROYCE
       WORLDWIDE         INVESTORS          MFS(R)            MFS(R)            MID-CAP          MICRO-CAP         SMALL-CAP
       GROWTH--            TRUST           RESEARCH          UTILITIES          GROWTH          PORTFOLIO--       PORTFOLIO--
     INSTITUTIONAL       SERIES--          SERIES--          SERIES--         PORTFOLIO--       INVESTMENT        INVESTMENT
        SHARES         INITIAL CLASS     INITIAL CLASS     SERVICE CLASS        CLASS S            CLASS             CLASS
-------------------------------------------------------------------------------------------------------------------------------
     $ 29,179,368      $  1,247,929      $  1,639,508      $ 19,902,697      $    836,100      $  2,447,999      $  1,672,645
               --                --                --                --                --                --                --
          (28,691)               --                --             5,201           115,000                --             1,000
           94,884             3,989             5,398            59,738             2,596             7,192             5,171
            7,907               332               450             4,978               216               599               431
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 29,047,886      $  1,243,608      $  1,633,660      $ 19,843,182      $    948,288      $  2,440,208      $  1,668,043
     ============      ============      ============      ============      ============      ============      ============
     $ 29,047,886      $  1,243,608      $  1,633,660      $ 19,843,182      $    948,288      $  2,440,208      $  1,668,043
     ============      ============      ============      ============      ============      ============      ============
     $      20.97      $      11.72      $      12.88      $      22.04      $      17.19      $      15.58      $      13.27
     ============      ============      ============      ============      ============      ============      ============
     $ 32,733,386      $    901,678      $  1,191,462      $ 15,603,994      $    690,130      $  2,224,847      $  1,476,052
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2007
(Unaudited)

                                                                  T. ROWE                           VAN KAMPEN
                                                                   PRICE            VAN ECK             UIF
                                                                  EQUITY           WORLDWIDE         EMERGING
                                                                  INCOME             HARD             MARKETS
                                                                 PORTFOLIO          ASSETS        EQUITY--CLASS I
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 18,543,559      $ 15,800,648      $ 14,360,703
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................            957             1,000               (14)
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         58,650            50,117            46,274
    Administrative charges..................................          4,888             4,176             3,856
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 18,480,978      $ 15,747,355      $ 14,310,559
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $ 18,480,978      $ 15,747,355      $ 14,310,559
                                                               ============      ============      ============
    Variable accumulation unit value........................   $      18.07      $      33.92      $      26.46
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 14,621,561      $ 12,260,006      $  7,519,753
                                                               ============      ============      ============

                                                                  VICTORY
                                                                    VIF
                                                                DIVERSIFIED
                                                              STOCK--CLASS A
                                                                  SHARES
                                                              ---------------
ASSETS:
  Investment at net asset value.............................   $  1,337,393
  Dividends due and accrued.................................             --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................             --
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................          4,188
    Administrative charges..................................            349
                                                               ------------
      Total net assets......................................   $  1,332,856
                                                               ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $  1,332,856
                                                               ============
    Variable accumulation unit value........................   $      13.98
                                                               ============
Identified Cost of Investment...............................   $  1,142,455
                                                               ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the six months ended June 30, 2007
(Unaudited)

                                                                                                 MAINSTAY VP
                                                               MAINSTAY VP      MAINSTAY VP        CAPITAL
                                                                BALANCED--         BOND--       APPRECIATION--
                                                              SERVICE CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $        --      $        --      $         --
  Mortality and expense risk charges........................       (36,423)        (130,351)         (548,834)
  Administrative charges....................................        (3,035)         (10,863)          (45,736)
                                                               -----------      -----------      ------------
      Net investment income (loss)..........................       (39,458)        (141,214)         (594,570)
                                                               -----------      -----------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       864,149        2,559,924        13,599,338
  Cost of investments sold..................................      (771,907)      (2,485,933)      (15,102,669)
                                                               -----------      -----------      ------------
      Net realized gain (loss) on investments...............        92,242           73,991        (1,503,331)
  Realized gain distribution received.......................            --               --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       139,428          139,231        11,316,531
                                                               -----------      -----------      ------------
      Net gain (loss) on investments........................       231,670          213,222         9,813,200
                                                               -----------      -----------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $   192,212      $    72,008      $  9,218,630
                                                               ===========      ===========      ============


                                                                                MAINSTAY VP
                                                               MAINSTAY VP       HIGH YIELD      MAINSTAY VP
                                                                  GROWTH         CORPORATE       ICAP SELECT
                                                               ALLOCATION--        BOND--          EQUITY--
                                                              SERVICE CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $        --      $        --      $        --
  Mortality and expense risk charges........................       (18,733)        (680,551)         (20,891)
  Administrative charges....................................        (1,561)         (56,713)          (1,741)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................       (20,294)        (737,264)         (22,632)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       126,906       11,563,036          348,133
  Cost of investments sold..................................      (117,962)      (9,860,859)        (195,657)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............         8,944        1,702,177          152,476
  Realized gain distribution received.......................            --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       286,526        1,451,037          182,770
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................       295,470        3,153,214          335,246
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting from
          operations........................................   $   275,176      $ 2,415,950      $   312,614
                                                               ===========      ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                      MAINSTAY VP      MAINSTAY VP                       MAINSTAY VP
     MAINSTAY VP         COMMON        CONSERVATIVE     MAINSTAY VP       DEVELOPING       MAINSTAY VP      MAINSTAY VP
         CASH           STOCK--        ALLOCATION--    CONVERTIBLE--       GROWTH--      FLOATING RATE--    GOVERNMENT--
      MANAGEMENT     INITIAL CLASS    SERVICE CLASS    INITIAL CLASS    INITIAL CLASS     SERVICE CLASS    INITIAL CLASS
-------------------------------------------------------------------------------------------------------------------------
     $   359,888      $        --      $        --      $        --      $        --       $   293,789      $        --
         (90,362)        (344,404)         (20,819)         (93,426)         (13,334)          (55,572)        (123,981)
          (7,530)         (28,700)          (1,735)          (7,786)          (1,111)           (4,631)         (10,332)
     -----------      -----------      -----------      -----------      -----------       -----------      -----------
         261,996         (373,104)         (22,554)        (101,212)         (14,445)          233,586         (134,313)
     -----------      -----------      -----------      -----------      -----------       -----------      -----------
       5,385,009        6,462,610          398,385        1,607,936          293,292         1,131,360        3,166,976
      (5,385,012)      (6,511,467)        (367,062)      (1,106,082)        (203,450)       (1,134,943)      (3,243,141)
     -----------      -----------      -----------      -----------      -----------       -----------      -----------
              (3)         (48,857)          31,323          501,854           89,842            (3,583)         (76,165)
              --               --               --               --               --                --               --
              67        4,282,683          117,278          870,070          295,511           (19,882)         230,542
     -----------      -----------      -----------      -----------      -----------       -----------      -----------
              64        4,233,826          148,601        1,371,924          385,353           (23,465)         154,377
     -----------      -----------      -----------      -----------      -----------       -----------      -----------
     $   262,060      $ 3,860,722      $   126,047      $ 1,270,712      $   370,908       $   210,121      $    20,064
     ===========      ===========      ===========      ===========      ===========       ===========      ===========


     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
       INCOME &      INTERNATIONAL      LARGE CAP         MID CAP          MID CAP          MID CAP          MODERATE
       GROWTH--         EQUITY--         GROWTH--          CORE--          GROWTH--         VALUE--        ALLOCATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------
     $        --      $        --      $        --      $        --      $        --      $        --      $        --
         (28,185)        (120,841)         (28,726)         (49,801)         (68,878)         (84,552)         (25,475)
          (2,349)         (10,070)          (2,394)          (4,150)          (5,740)          (7,046)          (2,123)
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
         (30,534)        (130,911)         (31,120)         (53,951)         (74,618)         (91,598)         (27,598)
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
         701,358        1,228,001        1,171,754        1,166,110        2,285,705        1,414,046          471,789
        (409,782)        (762,561)      (1,248,900)        (801,628)      (1,401,261)        (941,777)        (426,832)
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
         291,576          465,440          (77,146)         364,482          884,444          472,269           44,957
              --               --               --               --               --               --               --
          79,619          851,019          573,222          589,965          857,312          937,101          207,494
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
         371,195        1,316,459          496,076          954,447        1,741,756        1,409,370          252,451
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
     $   340,661      $ 1,185,548      $   464,956      $   900,496      $ 1,667,138      $ 1,317,772      $   224,853
     ===========      ===========      ===========      ===========      ===========      ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
(Unaudited)


                                                               MAINSTAY VP
                                                                 MODERATE       MAINSTAY VP      MAINSTAY VP
                                                                  GROWTH          S&P 500         SMALL CAP
                                                               ALLOCATION--       INDEX--          GROWTH--
                                                              SERVICE CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $        --      $        --      $        --
  Mortality and expense risk charges........................       (33,901)        (650,949)         (27,731)
  Administrative charges....................................        (2,825)         (54,246)          (2,311)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................       (36,726)        (705,195)         (30,042)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       389,090       11,800,179          543,821
  Cost of investments sold..................................      (351,800)      (9,322,946)        (413,933)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............        37,290        2,477,233          129,888
  Realized gain distribution received.......................            --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       391,910        4,745,102          141,659
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................       429,200        7,222,335          271,547
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting from
          operations........................................   $   392,474      $ 6,517,140      $   241,505
                                                               ===========      ===========      ===========


                                                               FIDELITY(R)                        JANUS ASPEN
                                                                   VIP           FIDELITY(R)         SERIES
                                                                 EQUITY-             VIP           BALANCED--
                                                                 INCOME--         MID CAP--      INSTITUTIONAL
                                                              INITIAL CLASS    SERVICE CLASS 2       SHARES
                                                              -------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    10,239       $    25,178      $   518,371
  Mortality and expense risk charges........................      (161,828)          (53,800)        (219,747)
  Administrative charges....................................       (13,486)           (4,483)         (18,312)
                                                               -----------       -----------      -----------
      Net investment income (loss)..........................      (165,075)          (33,105)         280,312
                                                               -----------       -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     2,401,669         1,096,302        3,801,381
  Cost of investments sold..................................    (2,169,842)         (918,617)      (3,611,047)
                                                               -----------       -----------      -----------
      Net realized gain (loss) on investments...............       231,827           177,685          190,334
  Realized gain distribution received.......................        40,958           854,226               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     2,013,968            (8,140)       1,572,280
                                                               -----------       -----------      -----------
      Net gain (loss) on investments........................     2,286,753         1,023,771        1,762,614
                                                               -----------       -----------      -----------
        Net increase (decrease) in net assets resulting from
          operations........................................   $ 2,121,678       $   990,666      $ 2,042,926
                                                               ===========       ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                                             COLUMBIA
                                           ALGER              CVS           SMALL CAP
     MAINSTAY VP                          AMERICAN          CALVERT        VALUE FUND,       DREYFUS IP       FIDELITY(R)
        TOTAL         MAINSTAY VP          SMALL             SOCIAL          VARIABLE        TECHNOLOGY           VIP
       RETURN--         VALUE--       CAPITALIZATION--      BALANCED         SERIES--         GROWTH--      CONTRAFUND(R)--
    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES      PORTFOLIO         CLASS B       INITIAL CLASS     INITIAL CLASS
---------------------------------------------------------------------------------------------------------------------------
     $        --      $        --       $        --       $        --      $        --      $        --       $    17,382
        (443,010)        (261,169)          (65,107)          (13,031)         (12,987)          (5,383)         (328,659)
         (36,918)         (21,764)           (5,425)           (1,086)          (1,082)            (449)          (27,388)
     -----------      -----------       -----------       -----------      -----------      -----------       -----------
        (479,928)        (282,933)          (70,532)          (14,117)         (14,069)          (5,832)         (338,665)
     -----------      -----------       -----------       -----------      -----------      -----------       -----------
       8,200,040        4,383,749         1,149,929           331,102          363,902          278,916         5,176,375
      (8,151,870)      (2,996,926)       (1,056,283)         (267,559)        (295,352)        (227,928)       (4,081,472)
     -----------      -----------       -----------       -----------      -----------      -----------       -----------
          48,170        1,386,823            93,646            63,543           68,550           50,988         1,094,903
              --               --                --                --               --               --           695,275
       4,721,926        1,942,495         1,225,830            13,199           77,360           14,160         2,984,692
     -----------      -----------       -----------       -----------      -----------      -----------       -----------
       4,770,096        3,329,318         1,319,476            76,742          145,910           65,148         4,774,870
     -----------      -----------       -----------       -----------      -----------      -----------       -----------
     $ 4,290,168      $ 3,046,385       $ 1,248,944       $    62,625      $   131,841      $    59,316       $ 4,436,205
     ===========      ===========       ===========       ===========      ===========      ===========       ===========


     JANUS ASPEN                                                          NEUBERGER
        SERIES                                                            BERMAN AMT         ROYCE            ROYCE
      WORLDWIDE          MFS(R)           MFS(R)           MFS(R)          MID-CAP         MICRO-CAP        SMALL-CAP
       GROWTH--        INVESTORS         RESEARCH        UTILITIES          GROWTH        PORTFOLIO--      PORTFOLIO--
    INSTITUTIONAL    TRUST SERIES--      SERIES--         SERIES--       PORTFOLIO--       INVESTMENT       INVESTMENT
        SHARES       INITIAL CLASS    INITIAL CLASS    SERVICE CLASS       CLASS S           CLASS            CLASS
------------------------------------------------------------------------------------------------------------------------
     $   120,667      $    10,287      $    11,967      $   142,872      $        --      $        --      $        --
        (171,095)          (7,291)          (9,997)        (100,405)          (4,525)         (12,562)          (9,059)
         (14,258)            (608)            (833)          (8,367)            (377)          (1,047)            (755)
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
         (64,686)           2,388            1,137           34,100           (4,902)         (13,609)          (9,814)
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
       3,506,665          139,376          266,119          517,540          134,836          168,328          160,573
      (5,486,006)        (105,702)        (228,712)        (337,348)         (93,150)        (159,131)        (139,329)
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
      (1,979,341)          33,674           37,407          180,192           41,686            9,197           21,244
              --           10,434               --        1,226,695               --               --               --
       5,413,415           34,437          111,491        1,321,435           71,116          181,247          135,554
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
       3,434,074           78,545          148,898        2,728,322          112,802          190,444          156,798
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
     $ 3,369,388      $    80,933      $   150,035      $ 2,762,422      $   107,900      $   176,835      $   146,984
     ===========      ===========      ===========      ===========      ===========      ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
(Unaudited)

                                                                                                    VAN KAMPEN
                                                               T. ROWE PRICE        VAN ECK             UIF
                                                                  EQUITY           WORLDWIDE         EMERGING
                                                                  INCOME             HARD             MARKETS
                                                                 PORTFOLIO          ASSETS        EQUITY--CLASS I
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    140,943      $     17,231      $         --
  Mortality and expense risk charges........................       (107,730)          (82,271)          (79,207)
  Administrative charges....................................         (8,978)           (6,856)           (6,601)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................         24,235           (71,896)          (85,808)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      1,768,980         1,037,212         1,538,202
  Cost of investments sold..................................     (1,366,412)         (573,653)         (526,776)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............        402,568           463,559         1,011,426
  Realized gain distribution received.......................        178,320         1,680,944                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        704,219           797,172         1,159,631
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................      1,285,107         2,941,675         2,171,057
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,309,342      $  2,869,779      $  2,085,249
                                                               ============      ============      ============

                                                                  VICTORY
                                                                    VIF
                                                                DIVERSIFIED
                                                              STOCK--CLASS A
                                                                  SHARES
                                                              ---------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $      4,936
  Mortality and expense risk charges........................         (7,516)
  Administrative charges....................................           (626)
                                                               ------------
      Net investment income (loss)..........................         (3,206)
                                                               ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        148,398
  Cost of investments sold..................................       (119,849)
                                                               ------------
      Net realized gain (loss) on investments...............         28,549
  Realized gain distribution received.......................             --
  Change in unrealized appreciation (depreciation) on
    investments.............................................         70,150
                                                               ------------
      Net gain (loss) on investments........................         98,699
                                                               ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $     95,493
                                                               ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2007
and the year ended December 31, 2006
(Unaudited)


                                                             MAINSTAY VP                   MAINSTAY VP
                                                             BALANCED--                      BOND--
                                                            SERVICE CLASS                 INITIAL CLASS
                                                     ---------------------------   ---------------------------
                                                         2007           2006           2007           2006
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $    (39,458)  $     35,247   $   (141,214)  $    (53,861)
    Net realized gain (loss) on investments........        92,242         54,676         73,991       (208,080)
    Realized gain distribution received............            --         56,298             --             --
    Change in unrealized appreciation
      (depreciation) on investments................       139,428        301,318        139,231        971,670
                                                     ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets
        resulting from operations..................       192,212        447,539         72,008        709,729
                                                     ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............       107,767        222,829        171,030        398,584
    Policyowners' surrenders.......................      (662,798)      (514,006)    (1,918,388)    (3,760,796)
    Policyowners' annuity and death benefits.......       (26,243)       (16,767)      (250,476)    (1,219,563)
    Net transfers from (to) Fixed Account..........        35,252         45,160        (55,912)      (145,200)
    Transfers between Investment Divisions.........       487,907      1,747,120        138,808     (1,100,830)
                                                     ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..........       (58,115)     1,484,336     (1,914,938)    (5,827,805)
                                                     ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....          (620)        (1,637)          (110)        (2,553)
                                                     ------------   ------------   ------------   ------------
        Increase (decrease) in net assets..........       133,477      1,930,238     (1,843,040)    (5,120,629)
NET ASSETS:
    Beginning of period............................     5,951,693      4,021,455     22,809,255     27,929,884
                                                     ------------   ------------   ------------   ------------
    End of period..................................  $  6,085,170   $  5,951,693   $ 20,966,215   $ 22,809,255
                                                     ============   ============   ============   ============

                                                                                           MAINSTAY VP
                                                             MAINSTAY VP                   DEVELOPING
                                                            CONVERTIBLE--                   GROWTH--
                                                            INITIAL CLASS                 INITIAL CLASS
                                                     ---------------------------   ---------------------------
                                                         2007           2006           2007           2006
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $   (101,212)  $    158,014   $    (14,445)  $    (29,899)
    Net realized gain (loss) on investments........       501,854        775,006         89,842        266,866
    Realized gain distribution received............            --             --             --             --
    Change in unrealized appreciation
      (depreciation) on investments................       870,070        518,077        295,511        (22,209)
                                                     ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets
        resulting from operations..................     1,270,712      1,451,097        370,908        214,758
                                                     ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............       137,132        410,358         14,833         15,568
    Policyowners' surrenders.......................    (1,238,159)    (3,074,326)      (124,770)      (315,111)
    Policyowners' annuity and death benefits.......      (105,456)      (426,028)            --         (3,456)
    Net transfers from (to) Fixed Account..........        10,791        (31,410)        19,703        (28,610)
    Transfers between Investment Divisions.........      (211,690)      (248,261)        79,735         45,860
                                                     ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..........    (1,407,382)    (3,369,667)       (10,499)      (285,749)
                                                     ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....        (3,999)        (6,901)        (1,156)        (1,244)
                                                     ------------   ------------   ------------   ------------
        Increase (decrease) in net assets..........      (140,669)    (1,925,471)       359,253        (72,235)
NET ASSETS:
    Beginning of period............................    15,911,132     17,836,603      2,082,702      2,154,937
                                                     ------------   ------------   ------------   ------------
    End of period..................................  $ 15,770,463   $ 15,911,132   $  2,441,955   $  2,082,702
                                                     ============   ============   ============   ============

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES


                                                                                                      MainStay VP
            MainStay VP                                                 MainStay VP                  Conservative
      Capital Appreciation--              MainStay VP                 Common Stock--                 Allocation--
           Initial Class                Cash Management                Initial Class                 Service Class
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007           2006           2007           2006           2007           2006           2007         2006(a)
-------------------------------------------------------------------------------------------------------------------------
    $   (594,570)  $   (996,594)  $    261,996   $    495,069   $   (373,104)  $   (473,640)  $    (22,554)  $      8,912
      (1,503,331)      (768,764)            (3)          (172)       (48,857)      (166,015)        31,323         11,461
              --             --             --             --             --      1,285,875             --          8,123
      11,316,531      4,772,550             67           (268)     4,282,683      7,824,750        117,278        107,862
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       9,218,630      3,007,192        262,060        494,629      3,860,722      8,470,970        126,047        136,358
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         442,144      1,264,347      1,532,788        822,000        255,141        570,654        246,276        403,546
      (7,488,934)   (14,278,420)    (3,372,632)    (6,936,869)    (3,853,133)    (8,668,350)      (384,614)      (285,363)
        (624,770)    (1,178,279)       (80,966)      (552,903)      (285,943)    (1,246,541)        (1,854)        (5,544)
        (120,301)      (414,318)       114,211       (285,932)       (99,479)      (198,228)        19,098         31,799
      (5,125,476)    (9,016,170)     1,149,541      5,485,549     (2,083,260)    (3,985,157)     1,150,042      2,624,661
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (12,917,337)   (23,622,840)      (657,058)    (1,468,155)    (6,066,674)   (13,527,622)     1,028,948      2,769,099
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (30,126)       (23,818)          (938)        (1,783)       (11,812)       (33,294)          (353)          (362)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (3,728,833)   (20,639,466)      (395,936)      (975,309)    (2,217,764)    (5,089,946)     1,154,642      2,905,095
      95,153,322    115,792,788     15,147,046     16,122,355     59,577,725     64,667,671      2,905,095             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 91,424,489   $ 95,153,322   $ 14,751,110   $ 15,147,046   $ 57,359,961   $ 59,577,725   $  4,059,737   $  2,905,095
    ============   ============   ============   ============   ============   ============   ============   ============

                                                                        MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                   MAINSTAY VP                     GROWTH                      HIGH YIELD
          FLOATING RATE--                GOVERNMENT--                  ALLOCATION--                CORPORATE BOND--
           SERVICE CLASS                 INITIAL CLASS                 SERVICE CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007           2006           2007           2006           2007         2006(a)          2007           2006
-------------------------------------------------------------------------------------------------------------------------
    $    233,586   $    262,671   $   (134,313)  $    (89,664)  $    (20,294)  $        100   $   (737,264)  $    604,434
          (3,583)       (15,781)       (76,165)      (185,399)         8,944         24,681      1,702,177      1,750,490
              --             --             --             --             --         12,231             --             --
         (19,882)        (7,285)       230,542        890,306        286,526        140,476      1,451,037      9,806,777
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         210,121        239,605         20,064        615,243        275,176        177,488      2,415,950     12,161,701
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,304,972        870,252        346,649        314,414         32,341         44,486      1,524,653      2,192,712
        (840,292)    (1,563,801)    (2,219,595)    (3,092,237)       (44,666)      (145,718)    (9,509,833)   (21,802,665)
         (55,257)      (109,523)      (210,579)      (706,883)            --             --     (1,108,879)    (2,687,970)
         220,119        440,234        (29,127)      (196,092)        18,450         45,250       (539,841)      (929,214)
       2,215,488      5,588,949       (549,133)    (1,915,312)     1,816,091      1,869,359       (679,317)    (5,238,967)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,845,030      5,226,111     (2,661,785)    (5,596,110)     1,822,216      1,813,377    (10,313,217)   (28,466,104)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
            (660)          (728)            66         (2,335)          (661)          (427)        (7,995)       (34,327)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,054,491      5,464,988     (2,641,655)    (4,983,202)     2,096,731      1,990,438     (7,905,262)   (16,338,730)
       8,345,364      2,880,376     22,274,585     27,257,787      1,990,438             --    117,708,437    134,047,167
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 11,399,855   $  8,345,364   $ 19,632,930   $ 22,274,585   $  4,087,169   $  1,990,438   $109,803,175   $117,708,437
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
and the year ended December 31, 2006
(Unaudited)


                                                             MainStay VP                   MainStay VP
                                                        ICAP Select Equity--            Income & Growth--
                                                            Initial Class                 Initial Class
                                                     ---------------------------   ---------------------------
                                                         2007           2006           2007           2006
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $    (22,632)  $    (26,934)  $    (30,534)  $    (33,184)
    Net realized gain (loss) on investments........       152,476        111,229        291,576        179,631
    Realized gain distribution received............            --         13,468             --         59,159
    Change in unrealized appreciation
      (depreciation) on investments................       182,770        342,001         79,619        461,992
                                                     ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets
        resulting from operations..................       312,614        439,764        340,661        667,598
                                                     ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............       139,584         71,335         55,350         52,923
    Policyowners' surrenders.......................      (256,134)      (308,403)      (536,361)      (324,131)
    Policyowners' annuity and death benefits.......        (1,376)        (3,282)            --       (181,579)
    Net transfers from (to) Fixed Account..........        19,175          8,802         16,085        (73,458)
    Transfers between Investment Divisions.........       923,606        154,042        (43,111)      (360,846)
                                                     ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..........       824,855        (77,506)      (508,037)      (887,091)
                                                     ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....          (811)        (1,666)        (1,145)        (2,802)
                                                     ------------   ------------   ------------   ------------
        Increase (decrease) in net assets..........     1,136,658        360,592       (168,521)      (222,295)
NET ASSETS:
    Beginning of period............................     2,941,575      2,580,983      4,773,352      4,995,647
                                                     ------------   ------------   ------------   ------------
    End of period..................................  $  4,078,233   $  2,941,575   $  4,604,831   $  4,773,352
                                                     ============   ============   ============   ============

                                                             MAINSTAY VP                    MAINSTAY VP
                                                               MID CAP                       MODERATE
                                                               VALUE--                     ALLOCATION--
                                                            INITIAL CLASS                  SERVICE CLASS
                                                     ---------------------------   -----------------------------
                                                         2007           2006           2007           2006(a)
                                                     -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $    (91,598)  $   (176,727)  $    (27,598)   $      5,540
    Net realized gain (loss) on investments........       472,269      1,307,751         44,957          19,601
    Realized gain distribution received............            --        178,871             --           9,721
    Change in unrealized appreciation
      (depreciation) on investments................       937,101        425,881        207,494         174,773
                                                     ------------   ------------   ------------    ------------
      Net increase (decrease) in net assets
        resulting from operations..................     1,317,772      1,735,776        224,853         209,635
                                                     ------------   ------------   ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............       235,077        370,953        351,832         237,166
    Policyowners' surrenders.......................      (819,051)    (2,510,339)      (372,554)       (126,439)
    Policyowners' annuity and death benefits.......      (222,083)      (227,367)       (21,528)         (5,131)
    Net transfers from (to) Fixed Account..........       (52,210)       (21,150)        31,799          61,684
    Transfers between Investment Divisions.........       (22,203)      (773,650)     1,550,768       3,030,293
                                                     ------------   ------------   ------------    ------------
      Net contributions and (withdrawals)..........      (880,470)    (3,161,553)     1,540,317       3,197,573
                                                     ------------   ------------   ------------    ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....        (3,634)        (6,426)          (598)           (599)
                                                     ------------   ------------   ------------    ------------
        Increase (decrease) in net assets..........       433,668     (1,432,203)     1,764,572       3,406,609
NET ASSETS:
    Beginning of period............................    13,927,683     15,359,886      3,406,609              --
                                                     ------------   ------------   ------------    ------------
    End of period..................................  $ 14,361,351   $ 13,927,683   $  5,171,181    $  3,406,609
                                                     ============   ============   ============    ============

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES


                                                                        MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                   MAINSTAY VP                     MID CAP                       MID CAP
      INTERNATIONAL EQUITY--          LARGE CAP GROWTH--                  CORE--                       GROWTH--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007           2006           2007           2006           2007           2006           2007           2006
-------------------------------------------------------------------------------------------------------------------------
    $   (130,911)  $   (167,619)  $    (31,120)  $    (57,851)  $    (53,951)  $   (112,375)  $    (74,618)  $   (167,025)
         465,440        502,129        (77,146)      (374,346)       364,482        841,951        884,444      1,234,114
              --        179,156             --             --             --         50,190             --        210,733
         851,019      3,856,843        573,222        703,840        589,965        268,529        857,312       (380,233)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,185,548      4,370,509        464,956        271,643        900,496      1,048,295      1,667,138        897,589
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         227,487        447,212         20,573        139,147         63,740        235,707         80,776        234,511
      (1,490,824)    (2,509,318)      (362,034)      (750,781)      (700,388)    (1,683,963)      (782,091)    (1,618,475)
         (11,585)      (287,301)       (40,622)       (18,526)      (126,617)      (350,903)       (22,368)      (166,653)
          29,101         35,162         16,004        (37,490)       (14,386)       (11,876)         9,893        (49,010)
       1,127,388      2,552,124       (453,950)       273,915         11,068        351,181       (902,410)      (268,118)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (118,433)       237,879       (820,029)      (393,735)      (766,583)    (1,459,854)    (1,616,200)    (1,867,745)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (3,972)       (14,575)        (1,462)        (1,533)        (2,602)        (4,341)        (5,093)        (5,955)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,063,143      4,593,813       (356,535)      (123,625)       131,311       (415,900)        45,845       (976,111)
      19,477,090     14,883,277      4,919,755      5,043,380      8,277,404      8,693,304     11,763,751     12,739,862
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 20,540,233   $ 19,477,090   $  4,563,220   $  4,919,755   $  8,408,715   $  8,277,404   $ 11,809,596   $ 11,763,751
    ============   ============   ============   ============   ============   ============   ============   ============

            MAINSTAY VP
             MODERATE                     MAINSTAY VP
              GROWTH                        S&P 500                     MAINSTAY VP                   MAINSTAY VP
           ALLOCATION--                     INDEX--                      SMALL CAP                  TOTAL RETURN--
           SERVICE CLASS                 INITIAL CLASS             GROWTH--INITIAL CLASS             INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007         2006(a)          2007           2006           2007           2006           2007           2006
-------------------------------------------------------------------------------------------------------------------------
    $    (36,726)  $      9,354   $   (705,195)  $   (929,686)  $    (30,042)  $    (67,564)  $   (479,928)  $   (567,473)
          37,290          6,316      2,477,233      4,607,786        129,888        325,074         48,170        826,501
              --         20,965             --             --             --             41             --        983,670
         391,910        191,371      4,745,102     11,197,744        141,659         (4,558)     4,721,926      4,887,056
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         392,474        228,006      6,517,140     14,875,844        241,505        252,993      4,290,168      6,129,754
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         635,091        584,613        659,809      1,516,385         37,558        126,504        273,350      1,050,394
        (203,717)       (69,088)    (8,491,114)   (17,317,928)      (255,748)      (416,045)    (5,397,229)   (10,214,007)
         (77,930)            --       (547,062)    (1,785,610)          (647)       (38,911)      (432,607)    (1,888,749)
          24,550         68,718       (100,383)      (687,671)        (5,422)        (7,399)      (101,441)      (531,363)
       1,830,352      3,472,784     (2,484,879)    (6,812,974)      (201,274)      (420,785)    (2,000,564)    (3,619,738)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,208,346      4,057,027    (10,963,629)   (25,087,798)      (425,533)      (756,636)    (7,658,491)   (15,203,463)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (1,038)          (650)       (21,852)       (57,311)          (485)        (1,936)       (13,191)       (25,881)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,599,782      4,284,383     (4,468,341)   (10,269,265)      (184,513)      (505,579)    (3,381,514)    (9,099,590)
       4,284,383             --    112,463,521    122,732,786      4,818,586      5,324,165     76,269,370     85,368,960
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  6,884,165   $  4,284,383   $107,995,180   $112,463,521   $  4,634,073   $  4,818,586   $ 72,887,856   $ 76,269,370
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
and the year ended December 31, 2006
(Unaudited)


                                                             MAINSTAY VP                 ALGER AMERICAN
                                                               VALUE--               SMALL CAPITALIZATION--
                                                            INITIAL CLASS                CLASS O SHARES
                                                     ---------------------------   ---------------------------
                                                         2007           2006           2007           2006
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $   (282,933)  $   (421,367)  $    (70,532)  $   (140,391)
    Net realized gain (loss) on investments........     1,386,823      2,172,872         93,646        (71,347)
    Realized gain distribution received............            --        650,698             --             --
    Change in unrealized appreciation
      (depreciation) on investments................     1,942,495      4,758,209      1,225,830      1,954,255
                                                     ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets
        resulting from operations..................     3,046,385      7,160,412      1,248,944      1,742,517
                                                     ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............       269,838        712,384         58,735        234,072
    Policyowners' surrenders.......................    (3,092,559)    (6,236,180)      (661,487)    (1,711,163)
    Policyowners' annuity and death benefits.......      (217,490)      (908,669)        (6,222)      (203,223)
    Net transfers from (to) Fixed Account..........       (85,943)      (209,430)        (6,276)       (60,352)
    Transfers between Investment Divisions.........      (689,450)    (1,454,507)       (10,711)       575,925
                                                     ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..........    (3,815,604)    (8,096,402)      (625,961)    (1,164,741)
                                                     ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....        (9,246)       (25,908)        (3,674)        (8,088)
                                                     ------------   ------------   ------------   ------------
        Increase (decrease) in net assets..........      (778,465)      (961,898)       619,309        569,688
NET ASSETS:
    Beginning of period............................    44,463,532     45,425,430     10,670,943     10,101,255
                                                     ------------   ------------   ------------   ------------
    End of period..................................  $ 43,685,067   $ 44,463,532   $ 11,290,252   $ 10,670,943
                                                     ============   ============   ============   ============


                                                           FIDELITY(R) VIP               FIDELITY(R) VIP
                                                           EQUITY-INCOME--                  MID CAP--
                                                            INITIAL CLASS                SERVICE CLASS 2
                                                     ---------------------------   ---------------------------
                                                         2007           2006           2007           2006
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $   (165,075)  $    527,813   $    (33,105)  $   (102,685)
    Net realized gain (loss) on investments........       231,827        447,078        177,685        482,888
    Realized gain distribution received............        40,958      3,122,092        854,226      1,040,031
    Change in unrealized appreciation
      (depreciation) on investments................     2,013,968        340,666         (8,140)      (566,649)
                                                     ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets
        resulting from operations..................     2,121,678      4,437,649        990,666        853,585
                                                     ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............       396,187        613,880        193,289        360,003
    Policyowners' surrenders.......................    (1,885,370)    (3,697,614)      (619,650)      (997,638)
    Policyowners' annuity and death benefits.......      (346,363)      (442,038)       (99,529)        (2,275)
    Net transfers from (to) Fixed Account..........        (9,855)       (90,684)        10,521        (17,191)
    Transfers between Investment Divisions.........       177,274        120,007         41,019        642,610
                                                     ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..........    (1,668,127)    (3,496,449)      (474,350)       (14,491)
                                                     ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....        (6,248)       (16,453)        (3,002)        (4,485)
                                                     ------------   ------------   ------------   ------------
        Increase (decrease) in net assets..........       447,303        924,747        513,314        834,609
NET ASSETS:
    Beginning of period............................    26,912,704     25,987,957      8,917,733      8,083,124
                                                     ------------   ------------   ------------   ------------
    End of period..................................  $ 27,360,007   $ 26,912,704   $  9,431,047   $  8,917,733
                                                     ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                      COLUMBIA SMALL CAP                DREYFUS IP                    FIDELITY(R)
            CVS CALVERT                   VALUE FUND,                   TECHNOLOGY                        VIP
          SOCIAL BALANCED              VARIABLE SERIES--                 GROWTH--                   CONTRAFUND(R)--
             PORTFOLIO                      CLASS B                   INITIAL SHARES                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007           2006           2007           2006           2007           2006           2007           2006
-------------------------------------------------------------------------------------------------------------------------
    $    (14,117)  $     19,322   $    (14,069)  $    (17,661)  $     (5,832)  $    (14,050)  $   (338,665)  $    (16,034)
          63,543           (440)        68,550         99,155         50,988         20,670      1,094,903      2,261,050
              --         38,755             --         55,324             --             --        695,275      4,489,078
          13,199        105,341         77,360        123,969         14,160         26,598      2,984,692     (1,270,236)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          62,625        162,978        131,841        260,787         59,316         33,218      4,436,205      5,463,858
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          18,919          6,185         19,949         94,917         12,332         21,428        596,109      1,196,111
        (206,028)      (325,061)      (187,270)      (322,362)       (37,760)      (252,705)    (4,233,512)    (7,844,757)
          (5,204)       (54,250)          (668)        (3,014)        (4,253)        (3,200)      (181,837)      (714,913)
           1,068            833          8,544         14,261            976          1,348        (48,270)       (28,280)
         (84,367)      (136,355)         7,575      1,014,974       (158,606)       (64,602)      (452,984)       541,712
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (275,612)      (508,648)      (151,870)       798,776       (187,311)      (297,731)    (4,320,494)    (6,850,127)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
            (195)          (692)          (411)          (958)          (188)          (150)       (14,127)       (27,647)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (213,182)      (346,362)       (20,440)     1,058,605       (128,183)      (264,663)       101,584     (1,413,916)
       2,245,502      2,591,864      2,186,042      1,127,437      1,016,508      1,281,171     55,525,296     56,939,212
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  2,032,320   $  2,245,502   $  2,165,602   $  2,186,042   $    888,325   $  1,016,508   $ 55,626,880   $ 55,525,296
    ============   ============   ============   ============   ============   ============   ============   ============


                                          JANUS ASPEN
            JANUS ASPEN                SERIES WORLDWIDE              MFS(R) INVESTORS                   MFS(R)
         SERIES BALANCED--                 GROWTH--                   TRUST SERIES--               RESEARCH SERIES--
       INSTITUTIONAL SHARES          INSTITUTIONAL SHARES              INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007           2006           2007           2006           2007           2006           2007           2006
-------------------------------------------------------------------------------------------------------------------------
    $    280,312   $    308,697   $    (64,686)  $    123,400   $      2,388   $     (9,689)  $      1,137   $    (13,384)
         190,334       (599,793)    (1,979,341)    (6,902,349)        33,674          5,608         37,407        (30,986)
              --             --             --             --         10,434             --             --             --
       1,572,280      3,755,693      5,413,415     11,203,679         34,437        136,448        111,491        185,925
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,042,926      3,464,597      3,369,388      4,424,730         80,933        132,367        150,035        141,555
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         370,921        834,362        209,790        474,982         40,572         27,021         10,119         15,547
      (2,555,688)    (5,582,826)    (2,048,033)    (4,565,480)      (101,287)      (178,554)      (152,938)      (238,611)
        (181,597)      (698,636)      (189,218)      (459,253)            --             --             --        (11,183)
         (22,212)      (246,308)      (147,760)      (217,307)          (263)       (13,950)           809          4,254
        (987,327)    (2,265,273)    (1,052,531)    (2,837,990)         2,989        (67,433)       (55,327)      (115,609)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (3,375,903)    (7,958,681)    (3,227,752)    (7,605,048)       (57,989)      (232,916)      (197,337)      (345,602)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (6,718)       (13,398)       (10,171)       (14,205)          (274)          (536)          (491)          (678)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (1,339,695)    (4,507,482)       131,465     (3,194,523)        22,670       (101,085)       (47,793)      (204,725)
      37,741,916     42,249,398     28,916,421     32,110,944      1,220,938      1,322,023      1,681,453      1,886,178
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 36,402,221   $ 37,741,916   $ 29,047,886   $ 28,916,421   $  1,243,608   $  1,220,938   $  1,633,660   $  1,681,453
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
and the year ended December 31, 2006
(Unaudited)

                                                               MFS(R)                   NEUBERGER BERMAN
                                                         UTILITIES SERIES--                AMT MID-CAP
                                                            SERVICE CLASS           GROWTH PORTFOLIO--CLASS S
                                                     ---------------------------   ---------------------------
                                                         2007           2006           2007           2006
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $     34,100   $     57,015   $     (4,902)  $     (7,801)
    Net realized gain (loss) on investments........       180,192        419,449         41,686         59,168
    Realized gain distribution received............     1,226,695        412,402             --             --
    Change in unrealized appreciation
      (depreciation) on investments................     1,321,435      2,085,789         71,116          9,606
                                                     ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets
        resulting from operations..................     2,762,422      2,974,655        107,900         60,973
                                                     ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............       612,814        534,428          9,923         13,787
    Policyowners' surrenders.......................      (741,063)    (1,457,146)       (16,922)       (28,383)
    Policyowners' annuity and death benefits.......       (80,543)       (62,924)          (387)        (3,377)
    Net transfers from (to) Fixed Account..........       135,545         61,792          8,375            (67)
    Transfers between Investment Divisions.........     3,110,558      2,472,001        236,108         35,723
                                                     ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..........     3,037,311      1,548,151        237,097         17,683
                                                     ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....        (7,063)        (9,980)          (321)          (291)
                                                     ------------   ------------   ------------   ------------
        Increase (decrease) in net assets..........     5,792,670      4,512,826        344,676         78,365
NET ASSETS:
    Beginning of period............................    14,050,512      9,537,686        603,612        525,247
                                                     ------------   ------------   ------------   ------------
    End of period..................................  $ 19,843,182   $ 14,050,512   $    948,288   $    603,612
                                                     ============   ============   ============   ============


                                                             VAN KAMPEN                      VICTORY
                                                                 UIF                           VIF
                                                          EMERGING MARKETS             DIVERSIFIED STOCK--
                                                           EQUITY--CLASS I               CLASS A SHARES
                                                     ---------------------------   ---------------------------
                                                         2007           2006           2007           2006
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $    (85,808)  $    (60,157)  $     (3,206)  $     (9,652)
    Net realized gain (loss) on investments........     1,011,426      1,058,645         28,549         25,052
    Realized gain distribution received............            --        261,022             --         27,920
    Change in unrealized appreciation
      (depreciation) on investments................     1,159,631      2,022,555         70,150         65,639
                                                     ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets
        resulting from operations..................     2,085,249      3,282,065         95,493        108,959
                                                     ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............       164,279        213,375          8,595         20,234
    Policyowners' surrenders.......................      (923,184)    (1,166,020)      (118,959)      (149,913)
    Policyowners' annuity and death benefits.......       (15,593)       (97,464)          (388)        (1,162)
    Net transfers from (to) Fixed Account..........       (20,284)        98,803            948         (8,333)
    Transfers between Investment Divisions.........       176,507      1,398,746        169,061        470,928
                                                     ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..........      (618,275)       447,440         59,257        331,754
                                                     ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....        (6,079)       (13,333)          (260)          (385)
                                                     ------------   ------------   ------------   ------------
        Increase (decrease) in net assets..........     1,460,895      3,716,172        154,490        440,328
NET ASSETS:
    Beginning of period............................    12,849,664      9,133,492      1,178,366        738,038
                                                     ------------   ------------   ------------   ------------
    End of period..................................  $ 14,310,559   $ 12,849,664   $  1,332,856   $  1,178,366
                                                     ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

               ROYCE                         ROYCE
             MICRO-CAP                     SMALL-CAP                   T. ROWE PRICE                    VAN ECK
            PORTFOLIO--                   PORTFOLIO--                  EQUITY INCOME                   WORLDWIDE
         INVESTMENT CLASS              INVESTMENT CLASS                  PORTFOLIO                    HARD ASSETS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007           2006           2007           2006           2007           2006           2007           2006
    ---------------------------------------------------------------------------------------------------------------------
    $    (13,609)  $    (12,254)  $     (9,814)  $    (13,687)  $     24,235   $     45,469   $    (71,896)  $   (142,487)
           9,197         41,989         21,244         17,153        402,568        595,579        463,559      1,175,125
              --         89,609             --         62,677        178,320        477,749      1,680,944        528,303
         181,247         30,928        135,554         55,589        704,219      1,667,185        797,172        409,092
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         176,835        150,272        146,984        121,732      1,309,342      2,785,982      2,869,779      1,970,033
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          45,259        111,968         30,703         62,276        361,555        395,038        139,506        614,864
         (85,070)      (165,107)      (119,134)      (213,758)    (1,327,805)    (2,970,878)      (643,752)    (1,323,663)
         (31,992)            --           (140)        (8,423)       (99,704)      (116,557)       (18,580)       (28,570)
           9,208         21,639          5,854         10,783         63,442         62,806         35,168        112,741
         548,871      1,347,278        213,177        890,586        319,908        697,852        764,726      3,298,399
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         486,276      1,315,778        130,460        741,464       (682,604)    (1,931,739)       277,068      2,673,771
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
            (490)          (550)          (376)          (502)        (3,932)       (10,163)        (7,655)       (11,297)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         662,621      1,465,500        277,068        862,694        622,806        844,080      3,139,192      4,632,507
       1,777,587        312,087      1,390,975        528,281     17,858,172     17,014,092     12,608,163      7,975,656
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  2,440,208   $  1,777,587   $  1,668,043   $  1,390,975   $ 18,480,978   $ 17,858,172   $ 15,747,355   $ 12,608,163
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2007
(Unaudited)


                                                                                                    MAINSTAY VP
                                                                MAINSTAY VP       MAINSTAY VP         CAPITAL
                                                                BALANCED--          BOND--        APPRECIATION--
                                                               SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  8,016,791      $ 23,202,206      $126,609,045
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................             --           (51,640)         (148,777)
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         24,449            70,510           411,033
    Administrative charges..................................          2,037             5,876            34,253
                                                               ------------      ------------      ------------
      Total net assets......................................   $  7,990,305      $ 23,074,180      $126,014,982
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $  7,990,305      $ 23,074,180      $126,014,982
                                                               ============      ============      ============
    Variable accumulation unit value........................   $      11.76      $      17.71      $      26.02
                                                               ============      ============      ============
Identified Cost of Investment...............................   $  7,359,645      $ 22,891,575      $141,140,886
                                                               ============      ============      ============

                                                                                  MAINSTAY VP
                                                                MAINSTAY VP       HIGH YIELD        MAINSTAY VP
                                                                  GROWTH           CORPORATE        ICAP SELECT
                                                               ALLOCATION--         BOND--           EQUITY--
                                                               SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  4,323,213      $ 95,632,500      $  6,335,187
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................            138          (151,015)            4,313
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         13,914           291,051            19,102
    Administrative charges..................................          1,159            24,254             1,592
                                                               ------------      ------------      ------------
      Total net assets......................................   $  4,308,278      $ 95,166,180      $  6,318,806
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $  4,308,278      $ 95,166,180      $  6,318,806
                                                               ============      ============      ============
    Variable accumulation unit value........................   $      11.92      $      26.42      $      15.60
                                                               ============      ============      ============
Identified Cost of Investment...............................   $  3,884,712      $ 78,452,373      $  4,739,964
                                                               ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES


                        MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP         COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP
         CASH             STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--
      MANAGEMENT       INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS     INITIAL CLASS
-------------------------------------------------------------------------------------------------------------------------------
     $ 19,436,315      $ 77,647,961      $  3,682,988      $ 15,818,833      $  3,086,855      $  9,145,068      $ 19,932,917
           75,506                --                --                --                --            45,616                --
           32,060          (116,726)               13            (8,985)              127            19,913            (8,920)
           56,504           247,989            10,366            50,328             9,944            24,649            61,174
            4,709            20,666               864             4,194               829             2,054             5,098
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 19,482,668      $ 77,262,580      $  3,671,771      $ 15,755,326      $  3,076,209      $  9,183,894      $ 19,857,725
     ============      ============      ============      ============      ============      ============      ============
     $ 19,482,668      $ 77,262,580      $  3,671,771      $ 15,755,326      $  3,076,209      $  9,183,894      $ 19,857,725
     ============      ============      ============      ============      ============      ============      ============
     $       1.42      $      33.57      $      10.96      $      21.91      $      13.95      $      10.79      $      17.86
     ============      ============      ============      ============      ============      ============      ============
     $ 19,436,473      $ 72,413,501      $  3,467,541      $ 11,947,421      $  2,209,892      $  9,176,964      $ 20,070,622
     ============      ============      ============      ============      ============      ============      ============


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
       INCOME &        INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE
       GROWTH--          EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS
-------------------------------------------------------------------------------------------------------------------------------
     $  5,564,563      $ 25,115,895      $  7,103,048      $ 11,886,659      $ 15,758,285      $ 18,017,660      $  9,005,112
               --                --                --                --                --                --                --
              291            (7,715)          (21,321)            9,212               579            (8,052)              310
           18,009            77,937            23,017            37,209            50,487            58,000            25,803
            1,501             6,495             1,918             3,101             4,207             4,833             2,150
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  5,545,344      $ 25,023,748      $  7,056,792      $ 11,855,561      $ 15,704,170      $ 17,946,775      $  8,977,469
     ============      ============      ============      ============      ============      ============      ============
     $  5,545,344      $ 25,023,748      $  7,056,792      $ 11,855,561      $ 15,704,170      $ 17,946,775      $  8,977,469
     ============      ============      ============      ============      ============      ============      ============
     $      14.70      $      25.84      $      14.82      $      19.04      $      17.15      $      15.72      $      11.36
     ============      ============      ============      ============      ============      ============      ============
     $  4,007,771      $ 17,472,922      $  5,970,130      $  9,198,703      $ 10,980,679      $ 13,862,195      $  8,293,858
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2007
(Unaudited)

                                                                MAINSTAY VP
                                                                 MODERATE         MAINSTAY VP       MAINSTAY VP
                                                                  GROWTH            S&P 500          SMALL CAP
                                                               ALLOCATION--         INDEX--          GROWTH--
                                                               SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 11,169,047      $148,447,723      $  5,674,643
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        (11,435)         (170,316)           (7,328)
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         33,393           478,167            18,083
    Administrative charges..................................          2,783            39,847             1,507
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 11,121,436      $147,759,393      $  5,647,725
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $ 11,121,436      $147,759,393      $  5,647,725
                                                               ============      ============      ============
    Variable accumulation unit value........................   $      11.80      $      35.49      $      11.98
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 10,009,102      $121,344,576      $  4,734,898
                                                               ============      ============      ============

                                                                FIDELITY(R)                         JANUS ASPEN
                                                                    VIP           FIDELITY(R)         SERIES
                                                                  EQUITY-             VIP           BALANCED--
                                                                 INCOME--          MID CAP--       INSTITUTIONAL
                                                               INITIAL CLASS    SERVICE CLASS 2       SHARES
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 35,133,455      $ 15,478,545      $ 63,525,979
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         (5,857)          (11,301)          (29,962)
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        111,560            49,029           201,507
    Administrative charges..................................          9,297             4,086            16,792
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 35,006,741      $ 15,414,129      $ 63,277,718
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $ 35,006,741      $ 15,414,129      $ 63,277,718
                                                               ============      ============      ============
    Variable accumulation unit value........................   $      23.91      $      20.27      $      25.27
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 28,908,974      $ 14,041,461      $ 54,038,612
                                                               ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                                                COLUMBIA
                                             ALGER               CVS            SMALL CAP
      MAINSTAY VP                           AMERICAN           CALVERT         VALUE FUND,       DREYFUS IP        FIDELITY(R)
         TOTAL          MAINSTAY VP          SMALL             SOCIAL           VARIABLE         TECHNOLOGY            VIP
       RETURN--           VALUE--       CAPITALIZATION--      BALANCED          SERIES--          GROWTH--       CONTRAFUND(R)--
     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES       PORTFOLIO          CLASS B        INITIAL CLASS     INITIAL CLASS
--------------------------------------------------------------------------------------------------------------------------------
     $ 81,714,055      $ 54,301,672       $ 16,159,475      $  5,288,089      $  2,779,242      $  2,321,336      $ 86,425,816
               --                --                 --                --                --                --                --
         (103,613)         (113,433)            (3,245)              110             3,273                19           (39,766)
          259,277           173,420             51,881            16,281             8,657             7,139           274,544
           21,606            14,452              4,324             1,357               721               595            22,879
     ------------      ------------       ------------      ------------      ------------      ------------      ------------
     $ 81,329,559      $ 54,000,367       $ 16,100,025      $  5,270,561      $  2,773,137      $  2,313,621      $ 86,088,627
     ============      ============       ============      ============      ============      ============      ============
     $ 81,329,559      $ 54,000,367       $ 16,100,025      $  5,270,561      $  2,773,137      $  2,313,621      $ 86,088,627
     ============      ============       ============      ============      ============      ============      ============
     $      26.02      $      27.09       $      15.29      $      21.43      $      13.75      $       9.68      $      28.49
     ============      ============       ============      ============      ============      ============      ============
     $ 78,409,350      $ 38,114,390       $ 11,461,532      $  4,559,631      $  2,406,957      $  2,037,935      $ 65,154,782
     ============      ============       ============      ============      ============      ============      ============

      JANUS ASPEN                                                              NEUBERGER
        SERIES                                                                  BERMAN             ROYCE             ROYCE
       WORLDWIDE          MFS(R)            MFS(R)            MFS(R)          AMT MID-CAP        MICRO-CAP         SMALL-CAP
       GROWTH--          INVESTORS         RESEARCH          UTILITIES          GROWTH          PORTFOLIO--       PORTFOLIO--
     INSTITUTIONAL    TRUST SERIES--       SERIES--          SERIES--         PORTFOLIO--       INVESTMENT        INVESTMENT
        SHARES         INITIAL CLASS     INITIAL CLASS     SERVICE CLASS        CLASS S            CLASS             CLASS
-------------------------------------------------------------------------------------------------------------------------------
     $ 44,908,426      $  1,697,083      $  2,501,105      $ 29,510,521      $  1,075,985      $  3,018,501      $  1,980,777
               --                --                --                --                --                --                --
           (8,165)             (257)              155           (24,883)          (21,418)          (24,328)            1,768
          145,924             5,348             7,925            89,719             3,449             9,490             6,258
           12,160               446               660             7,477               287               791               522
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 44,742,177      $  1,691,032      $  2,492,675      $ 29,388,442      $  1,050,831      $  2,983,892      $  1,975,765
     ============      ============      ============      ============      ============      ============      ============
     $ 44,742,177      $  1,691,032      $  2,492,675      $ 29,388,442      $  1,050,831      $  2,983,892      $  1,975,765
     ============      ============      ============      ============      ============      ============      ============
     $      21.01      $      12.04      $      12.72      $      22.63      $      16.40      $      15.62      $      14.09
     ============      ============      ============      ============      ============      ============      ============
     $ 53,158,100      $  1,277,806      $  1,882,389      $ 23,237,744      $    886,214      $  2,765,753      $  1,730,991
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2007
(Unaudited)

                                                                                                    VAN KAMPEN
                                                                                                        UIF
                                                               T. ROWE PRICE        VAN ECK          EMERGING
                                                                  EQUITY           WORLDWIDE          MARKETS
                                                                  INCOME             HARD            EQUITY--
                                                                 PORTFOLIO          ASSETS            CLASS I
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 26,681,658      $ 20,604,617      $ 19,693,219
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         (8,098)            4,341             8,746
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         84,419            65,898            62,523
    Administrative charges..................................          7,035             5,491             5,210
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 26,582,106      $ 20,537,569      $ 19,634,232
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $ 26,582,106      $ 20,537,569      $ 19,634,232
                                                               ============      ============      ============
    Variable accumulation unit value........................   $      18.21      $      34.46      $      26.66
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 21,296,444      $ 15,902,803      $  9,650,149
                                                               ============      ============      ============

                                                                 VICTORY
                                                                   VIF
                                                               DIVERSIFIED
                                                             STOCK--CLASS A
                                                                 SHARES
                                                             ---------------
ASSETS:
  Investment at net asset value.............................  $  1,622,792
  Dividends due and accrued.................................            --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................            --
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         5,073
    Administrative charges..................................           423
                                                              ------------
      Total net assets......................................  $  1,617,296
                                                              ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................  $  1,617,296
                                                              ============
    Variable accumulation unit value........................  $      14.36
                                                              ============
Identified Cost of Investment...............................  $  1,359,971
                                                              ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the six months ended June 30, 2007
(Unaudited)


                                                                                                 MAINSTAY VP
                                                               MAINSTAY VP      MAINSTAY VP        CAPITAL
                                                                BALANCED--         BOND--       APPRECIATION--
                                                              SERVICE CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $        --      $        --      $         --
  Mortality and expense risk charges........................       (46,514)        (142,190)         (752,519)
  Administrative charges....................................        (3,876)         (11,849)          (62,710)
                                                               -----------      -----------      ------------
      Net investment income (loss)..........................       (50,390)        (154,039)         (815,229)
                                                               -----------      -----------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       684,285        2,159,431        14,759,228
  Cost of investments sold..................................      (613,113)      (2,169,157)      (12,998,151)
                                                               -----------      -----------      ------------
      Net realized gain (loss) on investments...............        71,172           (9,726)        1,761,077
  Realized gain distribution received.......................            --               --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       212,490          239,067        11,679,636
                                                               -----------      -----------      ------------
      Net gain (loss) on investments........................       283,662          229,341        13,440,713
                                                               -----------      -----------      ------------
        Net increase (decrease) in net assets resulting
          from operations...................................   $   233,272      $    75,302      $ 12,625,484
                                                               ===========      ===========      ============

                                                                                MAINSTAY VP
                                                               MAINSTAY VP       HIGH YIELD      MAINSTAY VP
                                                                  GROWTH         CORPORATE       ICAP SELECT
                                                               ALLOCATION--        BOND--          EQUITY--
                                                              SERVICE CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $        --      $        --      $        --
  Mortality and expense risk charges........................       (23,822)        (576,195)         (33,393)
  Administrative charges....................................        (1,985)         (48,016)          (2,783)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................       (25,807)        (624,211)         (36,176)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       765,684        6,108,147          477,478
  Cost of investments sold..................................      (662,642)      (5,370,184)        (355,902)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............       103,042          737,963          121,576
  Realized gain distribution received.......................            --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       262,160        1,892,588          401,915
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................       365,202        2,630,551          523,491
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $   339,395      $ 2,006,340      $   487,315
                                                               ===========      ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES


                    MAINSTAY VP      MAINSTAY VP                       MAINSTAY VP
     MAINSTAY VP       COMMON        CONSERVATIVE     MAINSTAY VP       DEVELOPING       MAINSTAY VP      MAINSTAY VP
         CASH         STOCK--        ALLOCATION--    CONVERTIBLE--       GROWTH--      FLOATING RATE--    GOVERNMENT--
      MANAGEMENT   INITIAL CLASS    SERVICE CLASS    INITIAL CLASS    INITIAL CLASS     SERVICE CLASS    INITIAL CLASS
    -------------------------------------------------------------------------------------------------------------------
     $   441,633    $        --      $        --      $        --      $        --       $   230,669      $        --
        (110,922)      (460,140)         (17,994)         (93,029)         (17,369)          (43,663)        (123,869)
          (9,243)       (38,345)          (1,500)          (7,752)          (1,448)           (3,639)         (10,323)
     -----------    -----------      -----------      -----------      -----------       -----------      -----------
         321,468       (498,485)         (19,494)        (100,781)         (18,817)          183,367         (134,192)
     -----------    -----------      -----------      -----------      -----------       -----------      -----------
       4,113,292      6,852,292          338,600        1,657,401          526,581           506,737        2,291,772
      (4,113,378)    (6,368,022)        (315,894)      (1,304,341)        (316,372)         (508,439)      (2,333,613)
     -----------    -----------      -----------      -----------      -----------       -----------      -----------
             (86)       484,270           22,706          353,060          210,209            (1,702)         (41,841)
              --             --               --               --               --                --               --
             159      5,212,578          106,242        1,021,236          293,222           (18,530)         192,588
     -----------    -----------      -----------      -----------      -----------       -----------      -----------
              73      5,696,848          128,948        1,374,296          503,431           (20,232)         150,747
     -----------    -----------      -----------      -----------      -----------       -----------      -----------
     $   321,541    $ 5,198,363      $   109,454      $ 1,273,515      $   484,614       $   163,135      $    16,555
     ===========    ===========      ===========      ===========      ===========       ===========      ===========


     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
       INCOME &      INTERNATIONAL      LARGE CAP         MID CAP          MID CAP          MID CAP          MODERATE
       GROWTH--         EQUITY--         GROWTH--          CORE--          GROWTH--         VALUE--        ALLOCATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------
     $        --      $        --      $        --      $        --      $        --      $        --      $        --
         (33,165)        (143,336)         (42,350)         (67,511)         (90,074)        (107,154)         (44,909)
          (2,764)         (11,945)          (3,529)          (5,626)          (7,506)          (8,930)          (3,742)
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
         (35,929)        (155,281)         (45,879)         (73,137)         (97,580)        (116,084)         (48,651)
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
         788,387        1,378,616        1,082,846          886,096        1,745,457        1,737,261          272,601
        (698,388)      (1,031,101)      (1,254,085)        (579,100)      (1,040,173)        (974,204)        (248,175)
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
          89,999          347,515         (171,239)         306,996          705,284          763,057           24,426
              --               --               --               --               --               --               --
         334,166        1,208,810          902,611          977,756        1,573,319        1,015,878          410,803
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
         424,165        1,556,325          731,372        1,284,752        2,278,603        1,778,935          435,229
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
     $   388,236      $ 1,401,044      $   685,493      $ 1,211,615      $ 2,181,023      $ 1,662,851      $   386,578
     ===========      ===========      ===========      ===========      ===========      ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
(Unaudited)

                                                               MAINSTAY VP
                                                                 MODERATE                         MAINSTAY VP
                                                                  GROWTH         MAINSTAY VP       SMALL CAP
                                                               ALLOCATION--    S&P 500 INDEX--      GROWTH--
                                                              SERVICE CLASS     INITIAL CLASS    INITIAL CLASS
                                                              -------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $        --       $        --      $         --
  Mortality and expense risk charges........................       (57,982)         (891,335)          (34,558)
  Administrative charges....................................        (4,832)          (74,278)           (2,880)
                                                               -----------       -----------      ------------
      Net investment income (loss)..........................       (62,814)         (965,613)          (37,438)
                                                               -----------       -----------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       468,759        14,350,535           954,026
  Cost of investments sold..................................      (419,433)      (11,176,277)         (716,096)
                                                               -----------       -----------      ------------
      Net realized gain (loss) on investments...............        49,326         3,174,258           237,930
  Realized gain distribution received.......................            --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       680,726         6,734,951           104,830
                                                               -----------       -----------      ------------
      Net gain (loss) on investments........................       730,052         9,909,209           342,760
                                                               -----------       -----------      ------------
        Net increase (decrease) in net assets resulting
          from operations...................................   $   667,238       $ 8,943,596      $    305,322
                                                               ===========       ===========      ============

                                                               FIDELITY(R)                        JANUS ASPEN
                                                                   VIP            FIDELITY           SERIES
                                                                 EQUITY-             VIP           BALANCED--
                                                                 INCOME--         MID CAP--      INSTITUTIONAL
                                                              INITIAL CLASS    SERVICE CLASS 2       SHARES
                                                              -------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    12,835       $    40,241      $   901,721
  Mortality and expense risk charges........................      (203,794)          (87,507)        (381,340)
  Administrative charges....................................       (16,983)           (7,292)         (31,778)
                                                               -----------       -----------      -----------
      Net investment income (loss)..........................      (207,942)          (54,558)         488,603
                                                               -----------       -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     2,519,763         1,779,723        6,379,410
  Cost of investments sold..................................    (2,390,132)       (1,399,543)      (6,110,176)
                                                               -----------       -----------      -----------
      Net realized gain (loss) on investments...............       129,631           380,180          269,234
  Realized gain distribution received.......................        51,342         1,365,300               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     2,681,897           (74,507)       2,782,835
                                                               -----------       -----------      -----------
      Net gain (loss) on investments........................     2,862,870         1,670,973        3,052,069
                                                               -----------       -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $ 2,654,928       $ 1,616,415      $ 3,540,672
                                                               ===========       ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                                              COLUMBIA SMALL
                                              ALGER               CVS            CAP VALUE
      MAINSTAY VP                            AMERICAN           CALVERT            FUND,          DREYFUS IP        FIDELITY(R)
         TOTAL           MAINSTAY VP          SMALL             SOCIAL           VARIABLE         TECHNOLOGY            VIP
        RETURN--           VALUE--       CAPITALIZATION--      BALANCED          SERIES--          GROWTH--       CONTRAFUND(R)--
     INITIAL CLASS      INITIAL CLASS     CLASS O SHARES       PORTFOLIO          CLASS B        INITIAL CLASS     INITIAL CLASS
---------------------------------------------------------------------------------------------------------------------------------
      $        --        $        --       $        --        $        --       $        --       $        --       $    26,835
         (492,441)          (320,740)          (93,809)           (31,279)          (16,061)          (13,364)         (507,285)
          (41,037)           (26,729)           (7,817)            (2,607)           (1,338)           (1,114)          (42,274)
      -----------        -----------       -----------        -----------       -----------       -----------       -----------
         (533,478)          (347,469)         (101,626)           (33,886)          (17,399)          (14,478)         (522,724)
      -----------        -----------       -----------        -----------       -----------       -----------       -----------
        8,558,530          5,171,798         1,443,242            299,961           349,949           220,484         7,309,447
       (7,612,591)        (4,058,417)       (1,264,351)          (319,921)         (281,054)         (197,472)       (5,056,625)
      -----------        -----------       -----------        -----------       -----------       -----------       -----------
          945,939          1,113,381           178,891            (19,960)           68,895            23,012         2,252,822
               --                 --                --                 --                --                --         1,073,401
        4,332,141          2,976,971         1,724,980            200,184           111,129           134,898         4,047,291
      -----------        -----------       -----------        -----------       -----------       -----------       -----------
        5,278,080          4,090,352         1,903,871            180,224           180,024           157,910         7,373,514
      -----------        -----------       -----------        -----------       -----------       -----------       -----------
      $ 4,744,602        $ 3,742,883       $ 1,802,245        $   146,338       $   162,625       $   143,432       $ 6,850,790
      ===========        ===========       ===========        ===========       ===========       ===========       ===========

      JANUS ASPEN                                                               NEUBERGER
         SERIES            MFS(R)                                                BERMAN             ROYCE             ROYCE
       WORLDWIDE          INVESTORS          MFS(R)            MFS(R)          AMT MID-CAP        MICRO-CAP         SMALL-CAP
        GROWTH--            TRUST           RESEARCH          UTILITIES          GROWTH          PORTFOLIO--       PORTFOLIO--
     INSTITUTIONAL        SERIES--          SERIES--          SERIES--         PORTFOLIO--       INVESTMENT        INVESTMENT
         SHARES         INITIAL CLASS     INITIAL CLASS     SERVICE CLASS        CLASS S            CLASS             CLASS
--------------------------------------------------------------------------------------------------------------------------------
      $   185,562        $    13,650       $    16,847       $   216,088       $        --       $        --       $        --
         (263,249)           (10,069)          (14,595)         (151,059)           (6,000)          (16,574)          (11,080)
          (21,937)              (839)           (1,216)          (12,588)             (500)           (1,381)             (923)
      -----------        -----------       -----------       -----------       -----------       -----------       -----------
          (99,624)             2,742             1,036            52,441            (6,500)          (17,955)          (12,003)
      -----------        -----------       -----------       -----------       -----------       -----------       -----------
        5,167,721            416,669           271,975         1,244,598           215,262           526,942           185,560
       (7,009,290)          (382,813)         (240,301)         (811,829)         (149,989)         (473,924)         (159,167)
      -----------        -----------       -----------       -----------       -----------       -----------       -----------
       (1,841,569)            33,856            31,674           432,769            65,273            53,018            26,393
               --             13,844                --         1,855,322                --                --                --
        7,119,182             62,924           184,863         1,817,063            83,916           196,893           164,421
      -----------        -----------       -----------       -----------       -----------       -----------       -----------
        5,277,613            110,624           216,537         4,105,154           149,189           249,911           190,814
      -----------        -----------       -----------       -----------       -----------       -----------       -----------
      $ 5,177,989        $   113,366       $   217,573       $ 4,157,595       $   142,689       $   231,956       $   178,811
      ===========        ===========       ===========       ===========       ===========       ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
(Unaudited)

                                                                                                  VAN KAMPEN
                                                                                                     UIF
                                                              T. ROWE PRICE       VAN ECK          EMERGING
                                                                  EQUITY         WORLDWIDE         MARKETS
                                                                  INCOME            HARD           EQUITY--
                                                                PORTFOLIO          ASSETS          CLASS I
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $   201,912      $    23,518      $        --
  Mortality and expense risk charges........................      (154,290)        (109,085)        (106,689)
  Administrative charges....................................       (12,857)          (9,090)          (8,891)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................        34,765          (94,657)        (115,580)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     2,005,664        1,724,801        1,527,981
  Cost of investments sold..................................    (1,527,754)        (946,402)        (829,122)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............       477,910          778,399          698,859
  Realized gain distribution received.......................       253,077        2,294,277               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     1,096,515          846,863        2,213,766
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................     1,827,502        3,919,539        2,912,625
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $ 1,862,267      $ 3,824,882      $ 2,797,045
                                                               ===========      ===========      ===========

                                                                 VICTORY
                                                                   VIF
                                                               DIVERSIFIED
                                                                 STOCK--
                                                              CLASS A SHARES
                                                              --------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $     5,981
  Mortality and expense risk charges........................        (9,018)
  Administrative charges....................................          (751)
                                                               -----------
      Net investment income (loss)..........................        (3,788)
                                                               -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       100,039
  Cost of investments sold..................................       (78,147)
                                                               -----------
      Net realized gain (loss) on investments...............        21,892
  Realized gain distribution received.......................            --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        96,425
                                                               -----------
      Net gain (loss) on investments........................       118,317
                                                               -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $   114,529
                                                               ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2007
and the year ended December 31, 2006
(Unaudited)


                                                                       MAINSTAY VP                     MAINSTAY VP
                                                                        BALANCED--                        BOND--
                                                                      SERVICE CLASS                   INITIAL CLASS
                                                               ----------------------------    ----------------------------
                                                                   2007            2006            2007            2006
                                                               ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).............................   $    (50,390)   $     42,917    $   (154,039)   $    (51,182)
   Net realized gain (loss) on investments..................         71,172          77,213          (9,726)        (77,156)
   Realized gain distribution received......................             --          71,456              --              --
   Change in unrealized appreciation (depreciation) on
     investments............................................        212,490         398,987         239,067         903,139
                                                               ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets resulting from
       operations...........................................        233,272         590,573          75,302         774,801
                                                               ------------    ------------    ------------    ------------
 Contributions and (Withdrawals):
   Payments received from policyowners......................        250,072         453,901         600,007       1,029,877
   Policyowners' surrenders.................................       (616,076)       (841,262)     (2,216,985)     (4,167,065)
   Policyowners' annuity and death benefits.................        (34,424)        (25,158)        (37,049)       (139,079)
   Net transfers from (to) Fixed Account....................          2,565          12,919         (68,677)       (343,944)
   Transfers between Investment Divisions...................        619,340       1,806,793         115,134      (1,340,781)
                                                               ------------    ------------    ------------    ------------
     Net contributions and (withdrawals)....................        221,477       1,407,193      (1,607,570)     (4,960,992)
                                                               ------------    ------------    ------------    ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................           (782)         (2,155)           (122)         (2,744)
                                                               ------------    ------------    ------------    ------------
       Increase (decrease) in net assets....................        453,967       1,995,611      (1,532,390)     (4,188,935)
NET ASSETS:
   Beginning of period......................................      7,536,338       5,540,727      24,606,570      28,795,505
                                                               ------------    ------------    ------------    ------------
   End of period............................................   $  7,990,305    $  7,536,338    $ 23,074,180    $ 24,606,570
                                                               ============    ============    ============    ============


                                                                                                       MAINSTAY VP
                                                                       MAINSTAY VP                      DEVELOPING
                                                                      CONVERTIBLE--                      GROWTH--
                                                                      INITIAL CLASS                   INITIAL CLASS
                                                               ----------------------------    ----------------------------
                                                                   2007            2006            2007            2006
                                                               ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).............................   $   (100,781)   $    162,849    $    (18,817)   $    (40,211)
   Net realized gain (loss) on investments..................        353,060         299,642         210,209         284,727
   Realized gain distribution received......................             --              --              --              --
   Change in unrealized appreciation (depreciation) on
     investments............................................      1,021,236         939,478         293,222          26,300
                                                               ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets resulting from
       operations...........................................      1,273,515       1,401,969         484,614         270,816
                                                               ------------    ------------    ------------    ------------
 Contributions and (Withdrawals):
   Payments received from policyowners......................        291,400         640,634          48,702         114,201
   Policyowners' surrenders.................................     (1,146,189)     (2,355,398)       (179,021)       (325,835)
   Policyowners' annuity and death benefits.................        (70,105)        (75,030)         (2,787)           (487)
   Net transfers from (to) Fixed Account....................        (23,886)        (81,808)       (103,237)        (17,484)
   Transfers between Investment Divisions...................       (478,709)       (223,873)       (101,059)        216,018
                                                               ------------    ------------    ------------    ------------
     Net contributions and (withdrawals)....................     (1,427,489)     (2,095,475)       (337,402)        (13,587)
                                                               ------------    ------------    ------------    ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................         (3,976)         (6,556)         (1,542)         (1,524)
                                                               ------------    ------------    ------------    ------------
       Increase (decrease) in net assets....................       (157,950)       (700,062)        145,670         255,705
NET ASSETS:
   Beginning of period......................................     15,913,276      16,613,338       2,930,539       2,674,834
                                                               ------------    ------------    ------------    ------------
   End of period............................................   $ 15,755,326    $ 15,913,276    $  3,076,209    $  2,930,539
                                                               ============    ============    ============    ============

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                                                                      MAINSTAY VP
            MAINSTAY VP                                                 MAINSTAY VP                  CONSERVATIVE
      CAPITAL APPRECIATION--              MAINSTAY VP                 COMMON STOCK--                 ALLOCATION--
           INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS                 SERVICE CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007           2006           2007           2006           2007           2006           2007         2006(A)
-------------------------------------------------------------------------------------------------------------------------
    $   (815,229)  $ (1,322,930)  $    321,468   $    619,441   $   (498,485)  $   (596,691)  $    (19,494)  $      7,485
       1,761,077      5,327,993            (86)          (414)       484,270         47,881         22,706         12,125
              --             --             --             --             --      1,695,372             --          7,055
      11,679,636         45,598            159           (139)     5,212,578      9,767,127        106,242        109,205
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      12,625,484      4,050,661        321,541        618,888      5,198,363     10,913,689        109,454        135,870
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,550,899      4,856,540      1,012,717      2,219,349      1,234,831      2,409,383         86,428        226,814
      (9,280,937)   (19,866,159)    (3,329,671)    (5,670,261)    (5,097,827)    (9,563,953)      (138,171)      (104,428)
        (269,800)      (360,453)        (7,434)       (78,603)       (72,138)      (563,803)            --             --
        (423,475)    (1,673,057)       (66,293)      (564,435)      (316,896)      (807,532)        (3,070)        40,359
      (6,536,553)   (11,155,569)     2,858,270      2,534,330     (1,864,322)    (5,137,540)     1,090,545      2,228,603
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (13,959,866)   (28,198,698)       467,589     (1,559,620)    (6,116,352)   (13,663,445)     1,035,732      2,391,348
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (40,886)       (31,460)        (1,150)        (2,217)       (15,651)       (42,473)          (293)          (340)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (1,375,268)   (24,179,497)       787,980       (942,949)      (933,640)    (2,792,229)     1,144,893      2,526,878
     127,390,250    151,569,747     18,694,688     19,637,637     78,196,220     80,988,449      2,526,878             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $126,014,982   $127,390,250   $ 19,482,668   $ 18,694,688   $ 77,262,580   $ 78,196,220   $  3,671,771   $  2,526,878
    ============   ============   ============   ============   ============   ============   ============   ============

                                                                        MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                   MAINSTAY VP                     GROWTH                      HIGH YIELD
          FLOATING RATE--                GOVERNMENT--                  ALLOCATION--                CORPORATE BOND--
           SERVICE CLASS                 INITIAL CLASS                 SERVICE CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007           2006           2007           2006           2007         2006(a)          2007           2006
-------------------------------------------------------------------------------------------------------------------------
    $    183,367   $    207,114   $   (134,192)  $    (79,548)  $    (25,807)  $      1,674   $   (624,211)  $    528,609
          (1,702)       (10,874)       (41,841)      (131,732)       103,042          7,681        737,963     (2,307,237)
              --             --             --             --             --         18,274             --             --
         (18,530)        (7,896)       192,588        801,706        262,160        176,340      1,892,588     11,779,998
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         163,135        188,344         16,555        590,426        339,395        203,969      2,006,340     10,001,370
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         415,151        557,525        290,542        698,214        256,134        217,165      1,862,689      2,901,120
        (321,888)      (842,663)    (1,842,076)    (3,785,648)      (342,313)       (81,057)    (6,730,131)   (16,257,132)
          (5,815)       (16,836)       (76,395)      (155,060)            --             --       (268,652)      (577,641)
         126,754        259,872           (736)      (241,109)        19,213         20,566        (91,403)      (793,309)
       2,569,851      4,081,967       (286,364)      (844,462)       934,087      2,742,569        488,445     (4,423,172)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,784,053      4,039,865     (1,915,029)    (4,328,065)       867,121      2,899,243     (4,739,052)   (19,150,134)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
            (513)          (573)            65         (2,243)          (916)          (534)        (6,651)       (27,973)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,946,675      4,227,636     (1,898,409)    (3,739,882)     1,205,600      3,102,678     (2,739,363)    (9,176,737)
       6,237,219      2,009,583     21,756,134     25,496,016      3,102,678             --     97,905,543    107,082,280
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  9,183,894   $  6,237,219   $ 19,857,725   $ 21,756,134   $  4,308,278   $  3,102,678   $ 95,166,180   $ 97,905,543
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
and the year ended December 31, 2006
(Unaudited)

                                                                       MAINSTAY VP
                                                                           ICAP                        MAINSTAY VP
                                                                     SELECT EQUITY--                INCOME & GROWTH--
                                                                      INITIAL CLASS                   INITIAL CLASS
                                                               ----------------------------    ----------------------------
                                                                   2007            2006            2007            2006
                                                               ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).............................   $    (36,176)   $    (44,789)   $    (35,929)   $    (40,632)
   Net realized gain (loss) on investments..................        121,576          74,141          89,999          43,010
   Realized gain distribution received......................             --          23,296              --          71,032
   Change in unrealized appreciation (depreciation) on
     investments............................................        401,915         688,246         334,166         735,825
                                                               ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets resulting from
       operations...........................................        487,315         740,894         388,236         809,235
                                                               ------------    ------------    ------------    ------------
 Contributions and (Withdrawals):
   Payments received from policyowners......................        249,235         148,684         104,117         237,793
   Policyowners' surrenders.................................       (439,028)       (388,422)       (487,748)       (775,392)
   Policyowners' annuity and death benefits.................        (11,981)             --         (14,931)        (23,196)
   Net transfers from (to) Fixed Account....................         10,440         (37,030)       (100,359)        (32,587)
   Transfers between Investment Divisions...................        961,510         299,828         (83,212)       (447,721)
                                                               ------------    ------------    ------------    ------------
     Net contributions and (withdrawals)....................        770,176          23,060        (582,133)     (1,041,103)
                                                               ------------    ------------    ------------    ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................         (1,299)         (2,772)         (1,347)         (3,391)
                                                               ------------    ------------    ------------    ------------
       Increase (decrease) in net assets....................      1,256,192         761,182        (195,244)       (235,259)
NET ASSETS:
   Beginning of period......................................      5,062,614       4,301,432       5,740,588       5,975,847
                                                               ------------    ------------    ------------    ------------
   End of period............................................   $  6,318,806    $  5,062,614    $  5,545,344    $  5,740,588
                                                               ============    ============    ============    ============

                                                                       MainStay VP                     MainStay VP
                                                                         Mid Cap                         Moderate
                                                                         Value--                       Allocation--
                                                                      Initial Class                   Service Class
                                                               ----------------------------    ----------------------------
                                                                   2007            2006            2007          2006(a)
                                                               ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).............................   $   (116,084)   $   (209,302)   $    (48,651)   $     15,113
   Net realized gain (loss) on investments..................        763,057         889,842          24,426           6,771
   Realized gain distribution received......................             --         220,854              --          17,442
   Change in unrealized appreciation (depreciation) on
     investments............................................      1,015,878       1,150,753         410,803         300,452
                                                               ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets resulting from
       operations...........................................      1,662,851       2,052,147         386,578         339,778
                                                               ------------    ------------    ------------    ------------
 Contributions and (Withdrawals):
   Payments received from policyowners......................        453,744         907,666         269,257         357,072
   Policyowners' surrenders.................................     (1,577,638)     (2,073,578)       (392,589)        (65,896)
   Policyowners' annuity and death benefits.................         (1,159)        (12,799)         (5,325)             --
   Net transfers from (to) Fixed Account....................        (31,455)       (175,070)         75,925          78,971
   Transfers between Investment Divisions...................        (15,544)       (728,962)      2,512,182       5,423,489
                                                               ------------    ------------    ------------    ------------
     Net contributions and (withdrawals)....................     (1,172,052)     (2,082,743)      2,459,450       5,793,636
                                                               ------------    ------------    ------------    ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................         (4,579)         (7,531)         (1,060)           (913)
                                                               ------------    ------------    ------------    ------------
       Increase (decrease) in net assets....................        486,220         (38,127)      2,844,968       6,132,501
NET ASSETS:
   Beginning of period......................................     17,460,555      17,498,682       6,132,501              --
                                                               ------------    ------------    ------------    ------------
   End of period............................................   $ 17,946,775    $ 17,460,555    $  8,977,469    $  6,132,501
                                                               ============    ============    ============    ============

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                          MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                    LARGE CAP                      MID CAP                       MID CAP
      INTERNATIONAL EQUITY--               GROWTH--                       CORE--                       GROWTH--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007           2006           2007           2006           2007           2006           2007           2006
-------------------------------------------------------------------------------------------------------------------------
    $   (155,281)  $   (192,939)  $    (45,879)  $    (83,880)  $    (73,137)  $   (134,739)  $    (97,580)  $   (203,515)
         347,515        548,306       (171,239)      (612,349)       306,996        811,572        705,284      1,305,066
              --        210,133             --             --             --         65,598             --        262,054
       1,208,810      4,518,430        902,611      1,083,856        977,756        570,165      1,573,319       (303,999)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,401,044      5,083,930        685,493        387,627      1,211,615      1,312,596      2,181,023      1,059,606
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         816,526      1,017,191        189,255        409,513        287,461        539,459        403,795        891,223
      (2,077,591)    (2,891,980)      (662,912)      (846,999)      (927,085)    (1,561,073)    (1,038,127)    (1,820,915)
            (537)       (27,958)        (6,366)        (2,354)        (1,653)          (526)            --         (6,203)
           8,832        (55,478)       (63,443)       (68,055)       (12,109)       (48,638)       (81,199)      (124,013)
       2,020,608      3,197,653       (274,766)        80,189        504,630      1,087,732       (599,242)       413,757
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         767,838      1,239,428       (818,232)      (427,706)      (148,756)        16,954     (1,314,773)      (646,151)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (4,671)       (16,741)        (2,131)        (2,209)        (3,443)        (5,106)        (6,556)        (6,986)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,164,211      6,306,617       (134,870)       (42,288)     1,059,416      1,324,444        859,694        406,469
      22,859,537     16,552,920      7,191,662      7,233,950     10,796,145      9,471,701     14,844,476     14,438,007
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 25,023,748   $ 22,859,537   $  7,056,792   $  7,191,662   $ 11,855,561   $ 10,796,145   $ 15,704,170   $ 14,844,476
    ============   ============   ============   ============   ============   ============   ============   ============

            MainStay VP
             MODERATE                     MAINSTAY VP                   MAINSTAY VP
              GROWTH                        S&P 500                      SMALL CAP                    MAINSTAY VP
           ALLOCATION--                     INDEX--                      GROWTH--                   TOTAL RETURN--
           SERVICE CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007         2006(a)          2007           2006           2007           2006           2007           2006
-------------------------------------------------------------------------------------------------------------------------
    $    (62,814)  $     13,438   $   (965,613)  $ (1,212,996)  $    (37,438)  $    (86,711)  $   (533,478)  $   (654,003)
          49,326         12,641      3,174,258      5,967,007        237,930        425,477        945,939      2,583,676
              --         39,054             --             --             --             52             --      1,091,806
         680,726        479,220      6,734,951     15,111,690        104,830        (40,537)     4,332,141      3,926,379
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         667,238        544,353      8,943,596     19,865,701        305,322        298,281      4,744,602      6,947,858
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         343,872        900,580      2,704,018      5,203,437        126,232        357,042      1,293,246      2,269,904
        (543,237)      (130,972)   (10,808,273)   (19,583,835)      (388,132)      (793,080)    (6,224,685)   (15,051,041)
              --             --       (165,841)      (507,200)            --           (862)      (260,469)      (465,579)
          41,802       (122,403)      (762,391)    (1,438,849)        (3,768)       (64,792)      (139,051)    (1,303,497)
       2,559,649      6,863,891     (4,450,973)    (8,546,132)      (546,553)      (342,579)    (2,723,928)    (5,015,330)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,402,086      7,511,096    (13,483,460)   (24,872,579)      (812,221)      (844,271)    (8,054,887)   (19,565,543)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (1,837)        (1,500)       (29,801)       (75,603)          (600)        (2,456)       (14,642)       (29,401)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,067,487      8,053,949     (4,569,665)    (5,082,481)      (507,499)      (548,446)    (3,324,927)   (12,647,086)
       8,053,949             --    152,329,058    157,411,539      6,155,224      6,703,670     84,654,486     97,301,572
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 11,121,436   $  8,053,949   $147,759,393   $152,329,058   $  5,647,725   $  6,155,224   $ 81,329,559   $ 84,654,486
    ============   ============   ============   ============   ============   ============   ============   ============


             MAINSTAY VP
               VALUE--
            INITIAL CLASS
     ---------------------------
         2007           2006
---
     $   (347,469)  $   (512,827)
        1,113,381        709,091
               --        803,686
        2,976,971      7,732,597
     ------------   ------------
        3,742,883      8,732,547
     ------------   ------------
          871,169      1,849,125
       (4,383,742)    (8,063,369)
          (87,990)      (283,958)
         (147,590)      (474,970)
         (863,621)    (1,444,592)
     ------------   ------------
       (4,611,774)    (8,417,764)
     ------------   ------------
          (11,328)       (31,482)
     ------------   ------------
         (880,219)       283,301
       54,880,586     54,597,285
     ------------   ------------
     $ 54,000,367   $ 54,880,586
     ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
and the year ended December 31, 2006
(Unaudited)

                                                                                                           CVS
                                                                                                         CALVERT
                                                                      ALGER AMERICAN                      SOCIAL
                                                                  SMALL CAPITALIZATION--                 BALANCED
                                                                      CLASS O SHARES                    PORTFOLIO
                                                               ----------------------------    ----------------------------
                                                                   2007            2006            2007            2006
                                                               ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).............................   $   (101,626)   $   (198,160)   $    (33,886)   $     50,434
   Net realized gain (loss) on investments..................        178,891         (21,454)        (19,960)        (60,878)
   Realized gain distribution received......................             --              --              --          91,145
   Change in unrealized appreciation (depreciation) on
     investments............................................      1,724,980       2,741,068         200,184         292,802
                                                               ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets resulting from
       operations...........................................      1,802,245       2,521,454         146,338         373,503
                                                               ------------    ------------    ------------    ------------
 Contributions and (Withdrawals):
   Payments received from policyowners......................        331,135         677,275         127,945         277,448
   Policyowners' surrenders.................................     (1,056,142)     (1,803,055)       (192,544)       (474,210)
   Policyowners' annuity and death benefits.................           (494)        (27,845)             --         (24,003)
   Net transfers from (to) Fixed Account....................        (33,216)        (99,467)         10,749         (75,263)
   Transfers between Investment Divisions...................       (393,062)        281,270        (100,855)       (125,925)
                                                               ------------    ------------    ------------    ------------
     Net contributions and (withdrawals)....................     (1,151,779)       (971,822)       (154,705)       (421,953)
                                                               ------------    ------------    ------------    ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................         (5,309)        (11,429)           (454)         (1,522)
                                                               ------------    ------------    ------------    ------------
       Increase (decrease) in net assets....................        645,157       1,538,203          (8,821)        (49,972)
NET ASSETS:
   Beginning of period......................................     15,454,868      13,916,665       5,279,382       5,329,354
                                                               ------------    ------------    ------------    ------------
   End of period............................................   $ 16,100,025    $ 15,454,868    $  5,270,561    $  5,279,382
                                                               ============    ============    ============    ============

                                                                       FIDELITY(R)                     JANUS ASPEN
                                                                           VIP                            SERIES
                                                                        MID CAP--                       BALANCED--
                                                                     SERVICE CLASS 2               INSTITUTIONAL SHARES
                                                               ----------------------------    ----------------------------
                                                                   2007            2006            2007            2006
                                                               ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).............................   $    (54,558)   $   (159,660)   $    488,603    $    540,555
   Net realized gain (loss) on investments..................        380,180         465,279         269,234         678,685
   Realized gain distribution received......................      1,365,300       1,516,664              --              --
   Change in unrealized appreciation (depreciation) on
     investments............................................        (74,507)       (505,280)      2,782,835       4,668,430
                                                               ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets resulting from
       operations...........................................      1,616,415       1,317,003       3,540,672       5,887,670
                                                               ------------    ------------    ------------    ------------
 Contributions and (Withdrawals):
   Payments received from policyowners......................        503,423       1,006,261       1,277,840       2,622,615
   Policyowners' surrenders.................................     (1,118,772)     (1,489,777)     (4,805,253)     (6,943,414)
   Policyowners' annuity and death benefits.................        (15,192)        (13,323)        (49,696)       (273,189)
   Net transfers from (to) Fixed Account....................          5,669         (60,032)       (301,276)       (384,605)
   Transfers between Investment Divisions...................       (307,174)      2,481,706      (1,990,884)     (3,895,432)
                                                               ------------    ------------    ------------    ------------
     Net contributions and (withdrawals)....................       (932,046)      1,924,835      (5,869,269)     (8,874,025)
                                                               ------------    ------------    ------------    ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................         (4,873)         (6,568)        (11,629)        (22,381)
                                                               ------------    ------------    ------------    ------------
       Increase (decrease) in net assets....................        679,496       3,235,270      (2,340,226)     (3,008,736)
NET ASSETS:
   Beginning of period......................................     14,734,633      11,499,363      65,617,944      68,626,680
                                                               ------------    ------------    ------------    ------------
   End of period............................................   $ 15,414,129    $ 14,734,633    $ 63,277,718    $ 65,617,944
                                                               ============    ============    ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

             COLUMBIA
             SMALL CAP                    DREYFUS IP                    FIDELITY(R)                   FIDELITY(R)
            VALUE FUND,                   TECHNOLOGY                        VIP                           VIP
         VARIABLE SERIES--                 GROWTH--                   CONTRAFUND(R)--               EQUITY-INCOME--
              CLASS B                    INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007           2006           2007           2006           2007           2006           2007           2006
-------------------------------------------------------------------------------------------------------------------------
    $    (17,399)  $    (22,024)  $    (14,478)  $    (27,404)  $   (522,724)  $    (17,978)  $   (207,942)  $    659,111
          68,895        124,349         23,012         38,635      2,252,822      3,633,726        129,631         77,913
              --         65,758             --             --      1,073,401      6,908,919         51,342      3,896,951
         111,129        178,064        134,898         48,133      4,047,291     (2,179,850)     2,681,897        894,298
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         162,625        346,147        143,432         59,364      6,850,790      8,344,817      2,654,928      5,528,273
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         113,319        167,820         57,681         98,958      1,798,154      3,681,225        741,111      1,363,279
        (237,110)      (435,431)       (86,556)      (134,684)    (5,994,168)    (9,746,775)    (2,528,756)    (4,093,765)
              --         (2,974)            --             --       (108,205)      (239,855)       (50,050)      (349,692)
          (5,195)         5,447         (8,657)         1,632       (384,652)      (426,766)      (115,468)      (159,213)
         152,887        877,808        (14,033)        97,330     (1,793,922)      (680,236)       497,224       (140,534)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          23,901        612,670        (51,565)        63,236     (6,482,793)    (7,412,407)    (1,455,939)    (3,379,925)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
            (500)        (1,300)          (458)          (281)       (21,810)       (41,846)        (7,831)       (20,346)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         186,026        957,517         91,409        122,319        346,187        890,564      1,191,158      2,128,002
       2,587,111      1,629,594      2,222,212      2,099,893     85,742,440     84,851,876     33,815,583     31,687,581
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  2,773,137   $  2,587,111   $  2,313,621   $  2,222,212   $ 86,088,627   $ 85,742,440   $ 35,006,741   $ 33,815,583
    ============   ============   ============   ============   ============   ============   ============   ============

            JANUS ASPEN                     MFS(R)
              SERIES                       INVESTORS                      MFS(R)                        MFS(R)
        WORLDWIDE GROWTH--              TRUST SERIES--               RESEARCH SERIES--            UTILITIES SERIES--
       INSTITUTIONAL SHARES              INITIAL CLASS                 INITIAL CLASS                 SERVICE CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007           2006           2007           2006           2007           2006           2007           2006
-------------------------------------------------------------------------------------------------------------------------
    $    (99,624)  $    186,839   $      2,742   $    (14,849)  $      1,036   $    (20,140)  $     52,441   $     83,786
      (1,841,569)    (1,606,254)        33,856        (14,983)        31,674        (93,923)       432,769        551,253
              --             --         13,844             --             --             --      1,855,322        601,086
       7,119,182      8,067,598         62,924        233,307        184,863        328,642      1,817,063      3,099,571
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,177,989      6,648,183        113,366        203,475        217,573        214,579      4,157,595      4,335,696
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         869,682      1,704,764         72,665         62,511         60,256        107,155        902,892      1,119,336
      (3,438,754)    (5,240,227)      (370,279)      (180,721)      (101,802)      (613,938)    (1,762,854)    (1,960,131)
         (65,165)      (141,907)        (4,985)        (8,088)            --             --        (12,915)       (36,913)
        (240,832)      (311,286)           717        (48,147)       (13,811)       (34,139)       105,656        (30,048)
      (1,896,959)    (3,704,249)        42,330       (157,651)      (108,296)      (184,924)     5,035,565      4,329,947
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (4,772,028)    (7,692,905)      (259,552)      (332,096)      (163,653)      (725,846)     4,268,344      3,422,191
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (15,638)       (20,895)          (388)          (824)          (711)        (1,031)       (10,627)       (14,403)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         390,323     (1,065,617)      (146,574)      (129,445)        53,209       (512,298)     8,415,312      7,743,484
      44,351,854     45,417,471      1,837,606      1,967,051      2,439,466      2,951,764     20,973,130     13,229,646
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 44,742,177   $ 44,351,854   $  1,691,032   $  1,837,606   $  2,492,675   $  2,439,466   $ 29,388,442   $ 20,973,130
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
and the year ended December 31, 2006
(Unaudited)

                                                                        NEUBERGER
                                                                          BERMAN                          ROYCE
                                                                       AMT MID-CAP                      MICRO-CAP
                                                                    GROWTH PORTFOLIO--                 PORTFOLIO--
                                                                         CLASS S                     INVESTMENT CLASS
                                                               ----------------------------    ----------------------------
                                                                   2007            2006            2007            2006
                                                               ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).............................   $     (6,500)   $    (10,269)   $    (17,955)   $    (16,518)
   Net realized gain (loss) on investments..................         65,273          65,463          53,018          41,261
   Realized gain distribution received......................             --              --              --         126,872
   Change in unrealized appreciation (depreciation) on
     investments............................................         83,916          29,548         196,893          45,142
                                                               ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets resulting from
       operations...........................................        142,689          84,742         231,956         196,757
                                                               ------------    ------------    ------------    ------------
 Contributions and (Withdrawals):
   Payments received from policyowners......................         70,072          50,436         118,567         213,704
   Policyowners' surrenders.................................       (118,713)       (163,478)       (332,135)        (72,395)
   Policyowners' annuity and death benefits.................             --            (514)             --              --
   Net transfers from (to) Fixed Account....................         (5,861)         10,633          (2,597)         18,207
   Transfers between Investment Divisions...................        110,401         295,603         539,683       1,762,396
                                                               ------------    ------------    ------------    ------------
     Net contributions and (withdrawals)....................         55,899         192,680         323,518       1,921,912
                                                               ------------    ------------    ------------    ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................           (433)           (361)           (646)           (693)
                                                               ------------    ------------    ------------    ------------
       Increase (decrease) in net assets....................        198,155         277,061         554,828       2,117,976
NET ASSETS:
   Beginning of period......................................        852,676         575,615       2,429,064         311,088
                                                               ------------    ------------    ------------    ------------
   End of period............................................   $  1,050,831    $    852,676    $  2,983,892    $  2,429,064
                                                               ============    ============    ============    ============


                                                                                                        VAN KAMPEN
                                                                         VAN ECK                           UIF
                                                                        WORLDWIDE                    EMERGING MARKETS
                                                                       HARD ASSETS                   EQUITY--CLASS I
                                                               ----------------------------    ----------------------------
                                                                   2007            2006            2007            2006
                                                               ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).............................   $    (94,657)   $   (187,369)   $   (115,580)   $    (79,146)
   Net realized gain (loss) on investments..................        778,399       1,700,594         698,859         351,637
   Realized gain distribution received......................      2,294,277         722,072              --         342,939
   Change in unrealized appreciation (depreciation) on
     investments............................................        846,863         469,622       2,213,766       3,804,953
                                                               ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets resulting from
       operations...........................................      3,824,882       2,704,919       2,797,045       4,420,383
                                                               ------------    ------------    ------------    ------------
 Contributions and (Withdrawals):
   Payments received from policyowners......................        465,802         847,267         398,316         622,376
   Policyowners' surrenders.................................       (988,237)     (1,503,823)     (1,038,478)     (1,523,568)
   Policyowners' annuity and death benefits.................         (4,291)        (12,715)         (2,938)        (32,462)
   Net transfers from (to) Fixed Account....................         (2,285)        (95,880)        (22,671)        (53,613)
   Transfers between Investment Divisions...................        681,642       3,679,066         203,214       1,897,941
                                                               ------------    ------------    ------------    ------------
     Net contributions and (withdrawals)....................        152,631       2,913,915        (462,557)        910,674
                                                               ------------    ------------    ------------    ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................        (10,213)        (15,190)         (8,163)        (17,610)
                                                               ------------    ------------    ------------    ------------
       Increase (decrease) in net assets....................      3,967,300       5,603,644       2,326,325       5,313,447
NET ASSETS:
   Beginning of period......................................     16,570,269      10,966,625      17,307,907      11,994,460
                                                               ------------    ------------    ------------    ------------
   End of period............................................   $ 20,537,569    $ 16,570,269    $ 19,634,232    $ 17,307,907
                                                               ============    ============    ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

               Royce
             Small-Cap                   T. Rowe Price
            Portfolio--                  Equity Income
         Investment Class                  Portfolio
    ---------------------------   ---------------------------
        2007           2006           2007           2006
-------------------------------------------------------------
    $    (12,003)  $    (15,206)  $     34,765   $     67,208
          26,393         17,585        477,910        582,715
              --         77,852        253,077        677,967
         164,421         78,918      1,096,515      2,550,327
    ------------   ------------   ------------   ------------
         178,811        159,149      1,862,267      3,878,217
    ------------   ------------   ------------   ------------
          85,741        198,271        685,941      1,277,679
        (106,593)      (183,258)    (2,112,326)    (2,908,963)
              --           (699)       (63,121)      (135,953)
          (1,773)        37,222         47,720            945
         111,050        814,532        770,057        801,728
    ------------   ------------   ------------   ------------
          88,425        866,068       (671,729)      (964,564)
    ------------   ------------   ------------   ------------
            (467)          (631)        (5,597)       (13,995)
    ------------   ------------   ------------   ------------
         266,769      1,024,586      1,184,941      2,899,658
       1,708,996        684,410     25,397,165     22,497,507
    ------------   ------------   ------------   ------------
    $  1,975,765   $  1,708,996   $ 26,582,106   $ 25,397,165
    ============   ============   ============   ============


            VICTORY VIF
            DIVERSIFIED
              STOCK--
          CLASS A SHARES
    ---------------------------
        2007           2006
-------------------------------
    $     (3,788)  $    (13,138)
          21,892         51,217
              --         41,156
          96,425         76,620
    ------------   ------------
         114,529        155,855
    ------------   ------------
          54,781        103,374
         (47,400)      (277,896)
              --         (3,890)
          (1,789)       (10,351)
          51,729        243,520
    ------------   ------------
          57,321         54,757
    ------------   ------------
            (310)          (574)
    ------------   ------------
         171,540        210,038
       1,445,756      1,235,718
    ------------   ------------
    $  1,617,296   $  1,445,756
    ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-I ("Separate Account-I") and NYLIAC Variable Annuity Separate Account-II ("Separate Account-II") were established on October 5, 1992, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. These accounts were established to receive and invest premium payments under Non-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-I) and Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-II) issued by NYLIAC. Separate Account-I policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. Separate Account-II policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Sales of these policies were discontinued effective May 10, 2002.

    The assets of Separate Account-I and Separate Account-II, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

    New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several subadvisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, Lord, Abbett & Company LLC and Winslow Capital Management Inc., to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

    The following Investment Divisions, with their respective fund portfolios, are available in Separate Account-I and Separate Account-II:

MainStay VP Balanced--Service Class
MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class
MainStay VP Conservative Allocation--Service Class
MainStay VP Convertible--Initial Class
MainStay VP Developing Growth--Initial Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Initial Class
MainStay VP Growth Allocation--Service Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP ICAP Select Equity--Initial Class(1)
MainStay VP Income & Growth--Initial Class(2)
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class
MainStay VP Moderate Allocation--Service Class
MainStay VP Moderate Growth Allocation--
Service Class
MainStay VP S&P 500 Index--Initial Class
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
Alger American Small Capitalization--Class O Shares(3)
CVS Calvert Social Balanced Portfolio
Columbia Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
Victory VIF Diversified Stock--Class A Shares

(1) Formerly known as MainStay VP Basic Value--Initial Class

(2) The Board of Directors for the MainStay VP Series Fund, Inc., approved the merger of the MainStay VP Income & Growth--Initial Class portfolio with and into the MainStay VP ICAP Select Equity--Initial Class portfolio on March 6, 2007. Pending shareholder approval, the merger is expected to be effective as of August 17, 2007.

(3) New allocations to Alger American Small Capitalization--Class O Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

    Initial premium payments are allocated to the MainStay VP Cash Management Investment Division until 15 days after the policy issue date. Subsequent premium payments are allocated to the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account at the close of the business day they are received, in accordance with the policyowner's instructions. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC, subject to certain restrictions.

    No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.

    Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

    In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the year 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the year 2002 was the net investment income to average net assets ratio.

    In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements". This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures around fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining the fair value of certain assets held by the individual funds that policies are invested in. The Standard is effective January 1, 2008, but could be adopted earlier by the individual funds.

    The amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At June 30, 2007, the investments of Separate Account-I and Separate Account-II are as follows:


                                                                                                          MAINSTAY VP
                                                            MAINSTAY VP            MAINSTAY VP              CAPITAL
                                                             BALANCED--               BOND--             APPRECIATION--
                                                           SERVICE CLASS          INITIAL CLASS          INITIAL CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................             525                  1,533                  3,404
Identified cost.......................................        $  5,629               $ 20,815               $110,693
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................             689                  1,691                  4,696
Identified cost.......................................        $  7,360               $ 22,892               $141,141


                                                            MAINSTAY VP            MAINSTAY VP            MAINSTAY VP
                                                               GROWTH               HIGH YIELD            ICAP SELECT
                                                            ALLOCATION--         CORPORATE BOND--           EQUITY--
                                                           SERVICE CLASS          INITIAL CLASS          INITIAL CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................             339                 10,178                    271
Identified cost.......................................        $  3,673               $ 90,326               $  3,181
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................             358                  8,830                    420
Identified cost.......................................        $  3,885               $ 78,452               $  4,740

  Investment activity for the six months ended June 30, 2007, was as follows:


                                                                                                          MAINSTAY VP
                                                            MAINSTAY VP            MAINSTAY VP              CAPITAL
                                                             BALANCED--               BOND--             APPRECIATION--
                                                           SERVICE CLASS          INITIAL CLASS          INITIAL CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $    767               $    499               $    116
Proceeds from sales...................................             864                  2,560                 13,599
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $    873               $    473               $     68
Proceeds from sales...................................             684                  2,159                 14,759


                                                            MAINSTAY VP            MAINSTAY VP            MAINSTAY VP
                                                               GROWTH               HIGH YIELD            ICAP SELECT
                                                            ALLOCATION--         CORPORATE BOND--           EQUITY--
                                                           SERVICE CLASS          INITIAL CLASS          INITIAL CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $  1,874               $    482               $  1,171
Proceeds from sales...................................             127                 11,563                    348
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $  1,650               $    827               $  1,218
Proceeds from sales...................................             766                  6,108                    477

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                        MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP         COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP
         CASH             STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--
      MANAGEMENT       INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS     INITIAL CLASS
-------------------------------------------------------------------------------------------------------------------------------
         14,728             2,184               365             1,138               180             1,156             1,804
       $ 14,728          $ 54,482          $  3,840          $ 12,263          $  1,807          $ 11,412          $ 19,869
         19,437             2,946               331             1,137               227               929             1,825
       $ 19,436          $ 72,414          $  3,468          $ 11,947          $  2,210          $  9,177          $ 20,071


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
       INCOME &        INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE
       GROWTH--          EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS
-------------------------------------------------------------------------------------------------------------------------------
            315             1,045               334               481               693               942               449
       $  3,437          $ 14,188          $  3,812          $  6,526          $  8,149          $ 11,273          $  4,772
            379             1,260               518               677               930             1,177               784
       $  4,008          $ 17,473          $  5,970          $  9,199          $ 10,981          $ 13,862          $  8,294


                        MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP         COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP
         CASH             STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--
      MANAGEMENT       INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS     INITIAL CLASS
-------------------------------------------------------------------------------------------------------------------------------
       $  4,987          $    176          $  1,437          $     85          $    268          $  4,220          $    330
          5,385             6,463               398             1,608               293             1,131             3,167
       $  4,867          $    240          $  1,393          $    129          $    169          $  3,451          $    257
          4,113             6,852               339             1,657               527               507             2,292


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
       INCOME &        INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE
        GROWTH           EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS
-------------------------------------------------------------------------------------------------------------------------------
       $    170          $  1,205          $    329          $    348          $    357          $    352          $  1,995
            701             1,228             1,172             1,166             2,286             1,414               472
       $    169          $  2,023          $    232          $    651          $    324          $    469          $  2,780
            788             1,379             1,083               886             1,745             1,737               273

--------------------------------------------------------------------------------


                                                            MAINSTAY VP
                                                              MODERATE             MAINSTAY VP            MAINSTAY VP
                                                               GROWTH                S&P 500               SMALL CAP
                                                            ALLOCATION--             INDEX--                GROWTH--
                                                           SERVICE CLASS          INITIAL CLASS          INITIAL CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................             580                  3,500                    371
Identified cost.......................................        $  6,295               $ 90,103               $  3,822
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................             942                  4,793                    452
Identified cost.......................................        $ 10,009               $121,345               $  4,735


                                                            FIDELITY(R)                                   JANUS ASPEN
                                                                VIP                FIDELITY(R)               SERIES
                                                              EQUITY-                  VIP                 BALANCED--
                                                              INCOME--              MID CAP--            INSTITUTIONAL
                                                           INITIAL CLASS         SERVICE CLASS 2             SHARES
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................             966                    272                  1,250
Identified cost.......................................        $ 22,546               $  8,589               $ 30,166
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................           1,236                    445                  2,173
Identified cost.......................................        $ 28,909               $ 14,041               $ 54,039

                                                            MAINSTAY VP
                                                              MODERATE             MAINSTAY VP            MAINSTAY VP
                                                               GROWTH                S&P 500               SMALL CAP
                                                            ALLOCATION--             INDEX--                GROWTH--
                                                           SERVICE CLASS          INITIAL CLASS          INITIAL CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $  2,596               $     67               $     85
Proceeds from sales...................................             389                 11,800                    544
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $  3,006               $     50               $    109
Proceeds from sales...................................             469                 14,351                    954

                                                                                                          JANUS ASPEN
                                                            FIDELITY(R)            FIDELITY(R)               SERIES
                                                                VIP                    VIP                 BALANCED--
                                                          EQUITY-INCOME--           MID CAP--            INSTITUTIONAL
                                                           INITIAL CLASS         SERVICE CLASS 2             SHARES
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $    616               $  1,440               $    701
Proceeds from sales...................................           2,402                  1,096                  3,801
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $    944               $  2,165               $  1,046
Proceeds from sales...................................           2,520                  1,780                  6,379

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                                                                                 COLUMBIA
                                              ALGER               CVS            SMALL CAP
      MAINSTAY VP                            AMERICAN           CALVERT         VALUE FUND,       DREYFUS IP        FIDELITY(R)
         TOTAL           MAINSTAY VP          SMALL             SOCIAL           VARIABLE         TECHNOLOGY            VIP
        RETURN--           VALUE--       CAPITALIZATION--      BALANCED          SERIES--          GROWTH--       CONTRAFUND(R)--
     INITIAL CLASS      INITIAL CLASS     CLASS O SHARES       PORTFOLIO          CLASS B       INITIAL SHARES     INITIAL CLASS
----------------------------------------------------------------------------------------------------------------------------------
           3,656             2,015                354               973                99                88              1,650
        $ 69,878          $ 31,513           $  7,574          $  1,712          $  1,910          $    779           $ 42,504
           4,084             2,496                505             2,518               126               229              2,552
        $ 78,409          $ 38,114           $ 11,462          $  4,560          $  2,407          $  2,038           $ 65,155

      JANUS ASPEN                                                               NEUBERGER
         SERIES                                                                  BERMAN             ROYCE             ROYCE
       WORLDWIDE           MFS(R)            MFS(R)            MFS(R)          AMT MID-CAP        MICRO-CAP         SMALL-CAP
        GROWTH--          INVESTORS         RESEARCH          UTILITIES          GROWTH          PORTFOLIO--       PORTFOLIO--
     INSTITUTIONAL     TRUST SERIES--       SERIES--          SERIES--         PORTFOLIO--       INVESTMENT         INVESTMENT
         SHARES         INITIAL CLASS     INITIAL CLASS     SERVICE CLASS        CLASS S            CLASS             CLASS
---------------------------------------------------------------------------------------------------------------------------------
             798                54                83               627                31               156                142
        $ 32,733          $    902          $  1,191          $ 15,604          $    690          $  2,225           $  1,476
           1,229                74               127               930                40               192                168
        $ 53,158          $  1,278          $  1,882          $ 23,238          $    886          $  2,766           $  1,731

                                                                                 COLUMBIA
                                              ALGER               CVS            SMALL CAP
      MAINSTAY VP                            AMERICAN           CALVERT         VALUE FUND,       DREYFUS IP        FIDELITY(R)
         TOTAL           MAINSTAY VP          SMALL             SOCIAL           VARIABLE         TECHNOLOGY            VIP
        RETURN--           VALUE--       CAPITALIZATION--      BALANCED          SERIES--          GROWTH--       CONTRAFUND(R)--
     INITIAL CLASS      INITIAL CLASS     CLASS O SHARES       PORTFOLIO          CLASS B        INITIAL CLASS     INITIAL CLASS
----------------------------------------------------------------------------------------------------------------------------------
        $     34          $    254           $    464          $     43          $    191          $     85           $  1,122
           8,200             4,384              1,150               331               364               279              5,176
        $     50          $    273           $    180          $    111          $    363          $    154           $  1,384
           8,559             5,172              1,443               300               350               220              7,309

      JANUS ASPEN                                                               NEUBERGER
         SERIES                                                                  BERMAN             ROYCE             ROYCE
       WORLDWIDE           MFS(R)            MFS(R)            MFS(R)          AMT MID-CAP        MICRO-CAP         SMALL-CAP
        GROWTH--          INVESTORS         RESEARCH          UTILITIES          GROWTH          PORTFOLIO--       PORTFOLIO--
     INSTITUTIONAL     TRUST SERIES--       SERIES--          SERIES--         PORTFOLIO--       INVESTMENT         INVESTMENT
         SHARES         INITIAL CLASS     INITIAL CLASS     SERVICE CLASS        CLASS S            CLASS             CLASS
---------------------------------------------------------------------------------------------------------------------------------
        $    212          $     94          $     70          $  4,822          $    252          $    665           $    255
           3,507               139               266               518               135               168                161
        $    298          $    173          $    101          $  7,539          $    286          $    861           $    258
           5,168               417               272             1,245               215               527                186

--------------------------------------------------------------------------------


                                                                                                           VAN KAMPEN
                                                              T. ROWE                                         UIF
                                                               PRICE                                        EMERGING
                                                               EQUITY                VAN ECK                MARKETS
                                                               INCOME               WORLDWIDE               EQUITY--
                                                             PORTFOLIO             HARD ASSETS              CLASS I
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................             703                    452                    627
Identified cost.......................................        $ 14,622               $ 12,260               $  7,520
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................           1,012                    590                    860
Identified cost.......................................        $ 21,296               $ 15,903               $  9,650

                                                            VICTORY VIF
                                                        DIVERSIFIED STOCK--
                                                           CLASS A SHARES
                                                        --------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................              95
Identified cost.......................................        $  1,142
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................             115
Identified cost.......................................        $  1,360

                                                                                                           VAN KAMPEN
                                                              T. ROWE                                         UIF
                                                               PRICE                 VAN ECK                EMERGING
                                                               EQUITY               WORLDWIDE               MARKETS
                                                               INCOME                  HARD                 EQUITY--
                                                             PORTFOLIO                ASSETS                CLASS I
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $  1,271               $  2,927               $    833
Proceeds from sales...................................           1,769                  1,037                  1,538
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $  1,547               $  4,082               $    946
Proceeds from sales...................................           2,006                  1,725                  1,528


                                                            VICTORY VIF
                                                        DIVERSIFIED STOCK--
                                                           CLASS A SHARES
                                                        --------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $    205
Proceeds from sales...................................             148
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $    154
Proceeds from sales...................................             100

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders. This charge is 7% during the first three policy years and declines 1% per year for each additional policy year, until the ninth policy year, after which no charge is made. Surrender charges are paid to NYLIAC. This charge is shown with policyowners' surrenders in the accompanying statements of changes in net assets.

    NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $10,000. This charge is the lesser of $30 or 2% of the accumulation value. This charge is shown as a reduction to payments received from policyowners in the accompanying statements of changes in net assets.

    Separate Account-I and Separate Account-II are charged for mortality and expense risks assumed and administrative services provided by NYLIAC. These charges are made daily at an annual rate of 1.20% and .10%, respectively, of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed on the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

Separate Account-I and Separate Account-II do not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the six months ended June 30, 2007 and the year ended December 31, 2006 were as follows:


                                                                 MAINSTAY VP               MAINSTAY VP
                                                                 BALANCED--                   BOND--
                                                                SERVICE CLASS             INITIAL CLASS
                                                              -----------------         ------------------
                                                              2007         2006         2007          2006
                                                              --------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued................................................   54          187           18             23
Units redeemed..............................................  (58)         (49)         (125)         (365)
                                                              ----         ---          ----          ----
  Net increase (decrease)...................................   (4)         138          (107)         (342)
                                                              ====         ===          ====          ====
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued................................................   76          209           43             61
Units redeemed..............................................  (56)         (79)         (128)         (349)
                                                              ----         ---          ----          ----
  Net increase (decrease)...................................   20          130          (85)          (288)
                                                              ====         ===          ====          ====


                                                                 MAINSTAY VP
                                                                 DEVELOPING                  MAINSTAY VP
                                                                  GROWTH--                 FLOATING RATE--
                                                                INITIAL CLASS               SERVICE CLASS
                                                              -----------------         ---------------------
                                                              2007         2006         2007           2006
                                                              -----------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued................................................    8            5          351             667
Units redeemed..............................................  (10)         (31)         (84)           (162)
                                                              ---          ---          ----           ----
  Net increase (decrease)...................................   (2)         (26)         267             505
                                                              ===          ===          ====           ====
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued................................................    3           26          289             475
Units redeemed..............................................  (31)         (30)         (31)            (83)
                                                              ---          ---          ----           ----
  Net increase (decrease)...................................  (28)          (4)         258             392
                                                              ===          ===          ====           ====

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


      MAINSTAY VP                        MAINSTAY VP     MAINSTAY VP
        CAPITAL         MAINSTAY VP        COMMON        CONSERVATIVE     MAINSTAY VP
    APPRECIATION--         CASH            STOCK--       ALLOCATION--    CONVERTIBLE--
     INITIAL CLASS      MANAGEMENT      INITIAL CLASS   SERVICE CLASS    INITIAL CLASS
    ---------------   ---------------   -------------   --------------   -------------
     2007     2006     2007     2006    2007    2006    2007   2006(a)   2007    2006
--------------------------------------------------------------------------------------
        17       54    1,978    4,587      8      19    130      302        8      21
      (539)  (1,085)  (2,444)  (5,665)  (190)   (498)   (35)     (28)     (75)   (197)
    ------   ------   ------   ------   ----    ----    ----    ----     ----    ----
      (522)  (1,031)    (466)  (1,078)  (182)   (479)    95      274      (67)   (176)
    ======   ======   ======   ======   ====    ====    ====    ====     ====    ====
       102      210    2,721    3,594     39      82    109      249       14      32
      (661)  (1,434)  (2,418)  (4,604)  (226)   (555)   (13)     (10)     (82)   (141)
    ------   ------   ------   ------   ----    ----    ----    ----     ----    ----
      (559)  (1,224)     303   (1,010)  (187)   (473)    96      239      (68)   (109)
    ======   ======   ======   ======   ====    ====    ====    ====     ====    ====


                      MAINSTAY VP        MAINSTAY VP       MAINSTAY VP     MAINSTAY VP
     MAINSTAY VP         GROWTH          HIGH YIELD        ICAP SELECT      INCOME &
     GOVERNMENT--     ALLOCATION--    CORPORATE BOND--      EQUITY--        GROWTH--
    INITIAL CLASS    SERVICE CLASS      INITIAL CLASS     INITIAL CLASS   INITIAL CLASS
    --------------   --------------   -----------------   -------------   -------------
    2007    2006     2007   2006(a)    2007      2006     2007    2006    2007    2006
---------------------------------------------------------------------------------------
     19       17     168      196         58        90      75      16       5       4
    (169)   (337)    (12)      (6)      (448)   (1,276)    (17)    (25)    (39)    (75)
    ----    ----     ----     ---     ------    ------     ---     ---    ----    ----
    (150)   (320)    156      190       (390)   (1,186)     58      (9)    (34)    (71)
    ====    ====     ====     ===     ======    ======     ===     ===    ====    ====
     16       40     109      290         89       122      83      32       8      19
    (122)   (289)    (30)      (8)      (264)     (911)    (31)    (33)    (49)   (103)
    ----    ----     ----     ---     ------    ------     ---     ---    ----    ----
    (106)   (249)     79      282       (175)     (789)     52      (1)    (41)    (84)
    ====    ====     ====     ===     ======    ======     ===     ===    ====    ====

--------------------------------------------------------------------------------


                                                      MAINSTAY VP
                                                     INTERNATIONAL       MAINSTAY VP
                                                       EQUITY--      LARGE CAP GROWTH--
                                                     INITIAL CLASS      INITIAL CLASS
                                                     -------------   -------------------
                                                     2007    2006      2007       2006
                                                     -----------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................    64     141        2         31
Units redeemed.....................................   (60)   (133)     (59)       (63)
                                                     ----    ----      ---        ---
  Net increase (decrease)..........................     4       8      (57)       (32)
                                                     ====    ====      ===        ===
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................   114     195       14         37
Units redeemed.....................................   (82)   (138)     (70)       (71)
                                                     ----    ----      ---        ---
  Net increase (decrease)..........................    32      57      (56)       (34)
                                                     ====    ====      ===        ===


                                                         MAINSTAY VP         MAINSTAY VP
                                                     SMALL CAP GROWTH--    TOTAL RETURN--
                                                        INITIAL CLASS       INITIAL CLASS
                                                     -------------------   ---------------
                                                       2007       2006      2007     2006
                                                     -------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................       3         11        11       45
Units redeemed.....................................     (41)       (79)     (313)    (696)
                                                       ----       ----      ----     ----
  Net increase (decrease)..........................     (38)       (68)     (302)    (651)
                                                       ====       ====      ====     ====
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................      11         31        51       97
Units redeemed.....................................     (80)      (109)     (366)    (932)
                                                       ----       ----      ----     ----
  Net increase (decrease)..........................     (69)       (78)     (315)    (835)
                                                       ====       ====      ====     ====

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                                                                      MAINSTAY VP
     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP        MODERATE       MAINSTAY VP
       MID CAP         MID CAP         MID CAP         MODERATE          GROWTH          S&P 500
       CORE--         GROWTH--         VALUE--       ALLOCATION--     ALLOCATION--       INDEX--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   SERVICE CLASS    SERVICE CLASS    INITIAL CLASS
    -------------   -------------   -------------   --------------   --------------   -------------
    2007    2006    2007    2006    2007    2006    2007   2006(A)   2007   2006(A)   2007    2006
---------------------------------------------------------------------------------------------------
       4      36       6      17      15      26    172      331     221      400       18      49
     (46)   (129)   (126)   (144)    (78)   (252)   (35)     (13)    (25)      (6)    (338)   (869)
    ----    ----    ----    ----    ----    ----    ----    ----     ----    ----     ----    ----
     (42)    (93)   (120)   (127)    (63)   (226)   137      318     196      394     (320)   (820)
    ====    ====    ====    ====    ====    ====    ====    ====     ====    ====     ====    ====
      43     102      26      88      31      67    260      572     266      747       80     167
     (52)    (99)   (109)   (136)   (106)   (224)   (36)      (6)    (45)     (24)    (465)   (977)
    ----    ----    ----    ----    ----    ----    ----    ----     ----    ----     ----    ----
      (9)      3     (83)    (48)    (75)   (157)   224      566     221      723     (385)   (810)
    ====    ====    ====    ====    ====    ====    ====    ====     ====    ====     ====    ====

                          ALGER
                        AMERICAN        CVS CALVERT      COLUMBIA
     MAINSTAY VP          SMALL           SOCIAL      SMALL CAP VALUE
       VALUE--      CAPITALIZATION--     BALANCED     FUND, VARIABLE
    INITIAL CLASS    CLASS O SHARES      PORTFOLIO    SERIES--CLASS B
    -------------   -----------------   -----------   ---------------
    2007    2006     2007      2006     2007   2006    2007     2006
---------------------------------------------------------------------
      10      31        4        59       1     --        2       94
    (157)   (382)     (46)     (158)    (14)   (26)     (14)     (27)
    ----    ----     ----      ----     ---    ---      ---      ---
    (147)   (351)     (42)      (99)    (13)   (26)     (12)      67
    ====    ====     ====      ====     ===    ===      ===      ===
      34      80       23        75       7     14       20       87
    (208)   (441)    (102)     (150)    (14)   (35)     (18)     (36)
    ----    ----     ----      ----     ---    ---      ---      ---
    (174)   (361)     (79)      (75)     (7)   (21)       2       51
    ====    ====     ====      ====     ===    ===      ===      ===

--------------------------------------------------------------------------------


                                                       DREYFUS IP        FIDELITY(R)
                                                       TECHNOLOGY            VIP
                                                        GROWTH--       CONTRAFUND(R)--
                                                     INITIAL SHARES     INITIAL CLASS
                                                     ---------------   ---------------
                                                      2007     2006     2007     2006
                                                     ---------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................      1        3       21       67
Units redeemed.....................................    (21)     (35)    (179)    (334)
                                                       ---      ---     ----     ----
  Net increase (decrease)..........................    (20)     (32)    (158)    (267)
                                                       ===      ===     ====     ====
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................      6       22       68      146
Units redeemed.....................................    (12)     (15)    (304)    (443)
                                                       ---      ---     ----     ----
  Net increase (decrease)..........................     (6)       7     (236)    (297)
                                                       ===      ===     ====     ====


                                                        MFS(R)
                                                       INVESTORS        MFS(R)
                                                         TRUST         RESEARCH
                                                       SERIES--        SERIES--
                                                     INITIAL CLASS   INITIAL CLASS
                                                     -------------   -------------
                                                     2007    2006    2007    2006
                                                     -----------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................     4       2       1       2
Units redeemed.....................................    (9)    (26)    (17)    (34)
                                                      ---     ---     ---     ---
  Net increase (decrease)..........................    (5)    (24)    (16)    (32)
                                                      ===     ===     ===     ===
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................    10       6       5       9
Units redeemed.....................................   (33)    (37)    (19)    (76)
                                                      ---     ---     ---     ---
  Net increase (decrease)..........................   (23)    (31)    (14)    (67)
                                                      ===     ===     ===     ===

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


      FIDELITY(R)       FIDELITY(R)          JANUS ASPEN             JANUS ASPEN
          VIP               VIP                SERIES                  SERIES
    EQUITY-INCOME--      MID CAP--           BALANCED--          WORLDWIDE GROWTH--
     INITIAL CLASS    SERVICE CLASS 2   INSTITUTIONAL SHARES    INSTITUTIONAL SHARES
    ---------------   ---------------   ---------------------   ---------------------
     2007     2006     2007     2006      2007        2006        2007        2006
-------------------------------------------------------------------------------------
       25       35       13       57        15          37          11          29
      (96)    (210)     (39)     (59)     (152)       (392)       (174)       (489)
     ----     ----     ----     ----      ----        ----        ----        ----
      (71)    (175)     (26)      (2)     (137)       (355)       (163)       (460)
     ====     ====     ====     ====      ====        ====        ====        ====
       56       66       27      198        53         114          44         101
     (117)    (238)     (77)     (89)     (290)       (508)       (285)       (565)
     ----     ----     ----     ----      ----        ----        ----        ----
      (61)    (172)     (50)     109      (237)       (394)       (241)       (464)
     ====     ====     ====     ====      ====        ====        ====        ====


                         NEUBERGER
       MFS(R)             BERMAN               ROYCE              ROYCE
      UTILITIES         AMT MID-CAP          MICRO-CAP          SMALL-CAP
      SERIES--      GROWTH PORTFOLIO--      PORTFOLIO--        PORTFOLIO--
    SERVICE CLASS         CLASS S         INVESTMENT CLASS   INVESTMENT CLASS
    -------------   -------------------   ----------------   ----------------
    2007    2006      2007       2006     2007      2006     2007      2006
-----------------------------------------------------------------------------
     188     194        8          3        43       109       19       87
     (40)    (95)      (1)        (2)       (8)      (13)     (10)     (20)
    ----    ----      ---        ---      ----      ----      ---      ---
     148      99        7          1        35        96        9       67
    ====    ====      ===        ===      ====      ====      ===      ===
     295     316       12         26        44       148       15       87
     (84)   (122)      (7)       (12)      (20)       (5)      (8)     (15)
    ----    ----      ---        ---      ----      ----      ---      ---
     211     194        5         14        24       143        7       72
    ====    ====      ===        ===      ====      ====      ===      ===

--------------------------------------------------------------------------------


                                                                       VAN ECK
                                                     T. ROWE PRICE    WORLDWIDE
                                                     EQUITY INCOME      HARD
                                                       PORTFOLIO       ASSETS
                                                     -------------   -----------
                                                     2007    2006    2007   2006
                                                     ---------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................    44      76     31    154
Units redeemed.....................................   (83)   (200)   (22)   (53)
                                                     ----    ----    ----   ---
  Net increase (decrease)..........................   (39)   (124)     9    101
                                                     ====    ====    ====   ===
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................    83     137     39    167
Units redeemed.....................................  (125)   (192)   (32)   (61)
                                                     ----    ----    ----   ---
  Net increase (decrease)..........................   (42)    (55)     7    106
                                                     ====    ====    ====   ===


                                                     VAN KAMPEN      VICTORY
                                                         UIF           VIF
                                                      EMERGING     DIVERSIFIED
                                                       MARKETS       STOCK--
                                                      EQUITY--       CLASS A
                                                       CLASS I       SHARES
                                                     -----------   -----------
                                                     2007   2006   2007   2006
                                                     -------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................   16     86     13     41
Units redeemed.....................................  (40)   (68)    (9)   (14)
                                                     ----   ---    ---    ---
  Net increase (decrease)..........................  (24)    18      4     27
                                                     ====   ===    ===    ===
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................   25    129      9     28
Units redeemed.....................................  (45)   (82)    (4)   (24)
                                                     ----   ---    ---    ---
  Net increase (decrease)..........................  (20)    47      5      4
                                                     ====   ===    ===    ===

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of June 30, 2007 and December 31, 2006, 2005, 2004, 2003 and 2002.


                                                  MAINSTAY VP                                 MAINSTAY VP
                                                   BALANCED--                                   BOND--
                                                 SERVICE CLASS                               INITIAL CLASS
                                            ------------------------   ---------------------------------------------------------
                                             2007     2006     2005     2007      2006      2005      2004      2003      2002
                                            ------------------------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets................................  $6,085   $5,952   $4,021   $20,966   $22,809   $27,930   $32,655   $41,042   $46,620
Units Outstanding.........................     518      522      384     1,184     1,291     1,633     1,924     2,485     2,912
Variable Accumulation Unit Value..........  $11.76   $11.41   $10.47   $ 17.71   $ 17.67   $ 17.12   $ 16.97   $ 16.52   $ 16.01
Total Return..............................    3.1%     9.0%     4.7%      0.3%      3.2%      0.9%      2.7%      3.2%      8.1%
Investment Income Ratio...................      --     2.0%     1.9%        --      1.1%      3.0%      3.2%      3.7%      4.4%
SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets................................  $7,990   $7,536   $5,541   $23,074   $24,607   $28,796   $32,507   $38,609   $41,985
Units Outstanding.........................     679      659      529     1,306     1,391     1,679     1,915     2,337     2,623
Variable Accumulation Unit Value..........  $11.76   $11.41   $10.47   $ 17.71   $ 17.67   $ 17.12   $ 16.97   $ 16.52   $ 16.01
Total Return..............................    3.1%     9.0%     4.7%      0.3%      3.2%      0.9%      2.7%      3.2%      8.1%
Investment Income Ratio...................      --     1.9%     1.9%        --      1.1%      3.0%      3.3%      3.8%      4.7%


                                                                   MAINSTAY VP
                                                                 COMMON STOCK--
                                                                  INITIAL CLASS
                                            ---------------------------------------------------------
                                             2007      2006      2005      2004      2003      2002
                                            ---------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets................................  $57,360   $59,578   $64,668   $73,642   $76,639   $69,575
Units Outstanding.........................    1,709     1,891     2,370     2,865     3,264     3,696
Variable Accumulation Unit Value..........  $ 33.57   $ 31.41   $ 27.32   $ 25.70   $ 23.48   $ 18.82
Total Return..............................     6.9%     15.0%      6.3%      9.5%     24.7%    (25.2%)
Investment Income Ratio...................       --      0.5%      0.9%      1.3%      1.0%      0.8%
SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets................................  $77,263   $78,196   $80,988   $89,868   $89,598   $76,672
Units Outstanding.........................    2,305     2,492     2,965     3,497     3,816     4,073
Variable Accumulation Unit Value..........  $ 33.57   $ 31.41   $ 27.32   $ 25.70   $ 23.48   $ 18.82
Total Return..............................     6.9%     15.0%      6.3%      9.5%     24.7%    (25.2%)
Investment Income Ratio...................       --      0.5%      1.0%      1.4%      1.1%      0.9%


                                                   MAINSTAY VP                                 MAINSTAY VP
                                                 FLOATING RATE--                              GOVERNMENT--
                                                  SERVICE CLASS                               INITIAL CLASS
                                            -------------------------   ---------------------------------------------------------
                                             2007      2006     2005     2007      2006      2005      2004      2003      2002
                                            -------------------------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets................................  $11,400   $8,345   $2,880   $19,633   $22,275   $27,258   $33,768   $47,553   $69,501
Units Outstanding.........................    1,057      790      285     1,099     1,249     1,569     1,963     2,819     4,144
Variable Accumulation Unit Value..........  $ 10.79   $10.54   $10.10   $ 17.86   $ 17.86   $ 17.38   $ 17.20   $ 16.87   $ 16.77
Total Return..............................     2.3%     4.4%     1.0%      0.0%      2.7%      1.1%      2.0%      0.6%      8.4%
Investment Income Ratio...................     6.3%     6.1%     4.8%        --      0.9%      2.8%      3.6%      3.5%      3.4%
SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets................................  $ 9,184   $6,237   $2,010   $19,858   $21,756   $25,496   $30,205   $40,019   $52,350
Units Outstanding.........................      849      591      199     1,112     1,218     1,467     1,756     2,373     3,121
Variable Accumulation Unit Value..........  $ 10.79   $10.54   $10.10   $ 17.86   $ 17.86   $ 17.38   $ 17.20   $ 16.87   $ 16.77
Total Return..............................     2.3%     4.4%     1.0%      0.0%      2.7%      1.1%      2.0%      0.6%      8.4%
Investment Income Ratio...................     6.3%     6.1%     4.7%        --      1.0%      2.9%      3.7%      3.8%      3.6%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------





                              MAINSTAY VP
                        CAPITAL APPRECIATION--                                               MAINSTAY VP
                             INITIAL CLASS                                                 CASH MANAGEMENT
    ---------------------------------------------------------------   ---------------------------------------------------------
      2007       2006       2005       2004       2003       2002      2007      2006      2005      2004      2003      2002
    ---------------------------------------------------------------------------------------------------------------------------
    $ 91,424   $ 95,153   $115,793   $139,443   $162,444   $148,622   $14,751   $15,147   $16,122   $18,816   $27,888   $46,990
       3,515      4,037      5,068      6,529      7,820      8,969    10,390    10,856    11,934    14,156    20,884    34,967
    $  26.02   $  23.56   $  22.85   $  21.36   $  20.77   $  16.57   $  1.42   $  1.39   $  1.35   $  1.33   $  1.34   $  1.34
       10.4%       3.1%       7.0%       2.8%      25.4%     (31.7%)     1.7%      3.3%      1.6%     (0.5%)    (0.6%)       --
          --       0.3%         --       0.2%       0.2%       0.1%      4.8%      4.5%      2.9%      0.8%      0.7%      1.3%
    $126,015   $127,390   $151,570   $174,656   $190,775   $164,115   $19,483   $18,695   $19,638   $23,988   $32,002   $45,521
       4,849      5,408      6,632      8,178      9,184      9,904    13,711    13,408    14,418    18,047    23,965    33,873
    $  26.02   $  23.56   $  22.85   $  21.36   $  20.77   $  16.57   $  1.42   $  1.39   $  1.35   $  1.33   $  1.34   $  1.34
       10.4%       3.1%       7.0%       2.8%      25.4%     (31.7%)     1.7%      3.2%      1.6%     (0.5%)    (0.6%)       --
          --       0.3%         --       0.2%       0.2%       0.1%      4.8%      4.5%      2.9%      0.8%      0.7%      1.3%

      MainStay VP
     Conservative                            MainStay VP                                 MainStay VP
     Allocation--                           Convertible--                            Developing Growth--
     Service Class                          Initial Class                               Initial Class
    ---------------   ---------------------------------------------------------   -------------------------
     2007     2006     2007      2006      2005      2004      2003      2002      2007      2006     2005
    -------------------------------------------------------------------------------------------------------
    $4,060   $2,905   $15,770   $15,911   $17,837   $21,042   $21,812   $15,632   $ 2,442   $2,083   $2,155
       369      274       718       785       961     1,191     1,293     1,118       175      177      203
    $10.99   $10.60   $ 21.97   $ 20.27   $ 18.60   $ 17.67   $ 16.87   $ 13.99   $ 13.92   $11.80   $10.61
      3.7%     6.0%      8.4%      9.0%      5.2%      4.7%     20.7%     (9.1%)    18.0%    11.2%    10.6%
        --     1.9%        --      2.2%      1.5%      1.7%      2.5%      2.7%        --       --       --
    $3,672   $2,527   $15,755   $15,913   $16,613   $17,987   $17,661   $12,721   $ 3,076   $2,931   $2,675
       335      239       719       787       896     1,020     1,049       912       220      248      252
    $10.96   $10.57   $ 21.91   $ 20.22   $ 18.55   $ 17.63   $ 16.83   $ 13.95   $ 13.95   $11.82   $10.63
      3.7%     5.7%      8.4%      9.0%      5.2%      4.7%     20.7%     (9.1%)    18.0%    11.2%    10.6%
        --     1.9%        --      2.3%      1.5%      1.9%      2.6%      2.7%        --       --       --


            MainStay VP
        Developing Growth--
           Initial Class
     -------------------------
      2004     2003     2002
     -------------------------
     $2,097   $2,275   $ 1,150
        219      248       171
     $ 9.59   $ 9.18   $  6.72
       4.5%    36.7%    (29.9%)
         --       --        --
     $2,731   $2,776   $ 1,512
        284      302       225
     $ 9.61   $ 9.20   $  6.73
       4.5%    36.7%    (29.9%)
         --       --        --

      MAINSTAY VP                               MAINSTAY VP                                        MAINSTAY VP
        GROWTH                                  HIGH YIELD                                            ICAP
     ALLOCATION--                            CORPORATE BOND--                                    SELECT EQUITY--
     SERVICE CLASS                             INITIAL CLASS                                      INITIAL CLASS
    ---------------   ---------------------------------------------------------------   ---------------------------------
     2007     2006      2007       2006       2005       2004       2003       2002      2007     2006     2005     2004
    ---------------------------------------------------------------------------------------------------------------------
    $4,087   $1,990   $109,803   $117,708   $134,047   $156,942   $150,241   $104,452   $4,078   $2,942   $2,581   $3,468
       346      190      4,153      4,543      5,729      6,804      7,248      6,783      265      207      216      301
    $11.82   $10.92   $  26.45   $  25.92   $  23.44   $  23.07   $  20.73   $  15.40   $15.39   $14.13   $12.00   $11.53
      8.3%     9.2%       2.0%      10.6%       1.6%      11.3%      34.6%       0.7%     8.9%    17.8%     4.1%     9.9%
        --     1.3%         --       1.8%       5.4%       6.9%       7.9%       9.5%       --     0.3%     0.8%     1.0%
    $4,308   $3,103   $ 95,166   $ 97,906   $107,082   $116,727   $108,307   $ 75,161   $6,319   $5,063   $4,301   $4,460
       361      282      3,608      3,783      4,572      5,066      5,231      4,886      405      353      354      382
    $11.92   $11.01   $  26.42   $  25.89   $  23.41   $  23.04   $  20.71   $  15.38   $15.60   $14.32   $12.16   $11.68
      8.3%    10.1%       2.0%      10.6%       1.6%      11.3%      34.6%       0.7%     8.9%    17.8%     4.1%     9.9%
        --     1.4%         --       1.8%       5.6%       7.0%       7.8%       9.9%       --     0.3%     0.9%     1.0%

       MAINSTAY VP
           ICAP
     SELECT EQUITY--
      INITIAL CLASS
     ----------------
      2003     2002
     ----------------
     $2,648   $ 2,073
        253       250
     $10.49   $  8.30
      26.3%    (23.9%)
       0.9%      0.5%
     $3,649   $ 2,693
        343       320
     $10.63   $  8.41
      26.3%    (23.9%)
       0.9%      0.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                                               MAINSTAY VP
                                                                            INCOME & GROWTH--
                                                                              INITIAL CLASS
                                                           ----------------------------------------------------
                                                            2007     2006     2005     2004     2003     2002
                                                           ----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $4,605   $4,773   $4,996   $5,309   $4,797   $ 3,770
Units Outstanding.......................................      314      348      419      461      464       463
Variable Accumulation Unit Value........................   $14.70   $13.72   $11.89   $11.51   $10.35   $  8.15
Total Return............................................     7.2%    15.3%     3.4%    11.2%    27.0%    (20.6%)
Investment Income Ratio.................................       --     0.6%     1.1%     1.7%     1.5%      1.0%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $5,545   $5,741   $5,976   $6,092   $5,379   $ 4,026
Units Outstanding.......................................      377      418      502      529      520       494
Variable Accumulation Unit Value........................   $14.70   $13.72   $11.89   $11.51   $10.35   $  8.15
Total Return............................................     7.2%    15.3%     3.4%    11.2%    27.0%    (20.6%)
Investment Income Ratio.................................       --     0.6%     1.1%     1.8%     1.5%      1.0%

                                                                                MAINSTAY VP
                                                                                  MID CAP
                                                                                  CORE--
                                                                               INITIAL CLASS
                                                           -----------------------------------------------------
                                                            2007      2006     2005     2004     2003     2002
                                                           -----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $ 8,409   $8,277   $8,693   $5,763   $2,859   $ 1,250
Units Outstanding.......................................       442      484      577      438      262       153
Variable Accumulation Unit Value........................   $ 19.01   $17.08   $15.06   $13.16   $10.91   $  8.16
Total Return............................................     11.3%    13.5%    14.4%    20.6%    33.7%    (14.1%)
Investment Income Ratio.................................        --       --     0.6%     0.6%     0.6%      0.4%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $11,856   $10,796  $9,472   $5,628   $2,806   $ 1,381
Units Outstanding.......................................       622      631      628      427      257       169
Variable Accumulation Unit Value........................   $ 19.04   $17.11   $15.08   $13.19   $10.93   $  8.17
Total Return............................................     11.3%    13.5%    14.4%    20.6%    33.7%    (14.1%)
Investment Income Ratio.................................        --       --     0.6%     0.6%     0.6%      0.4%

                                                                                              MAINSTAY VP
                                                                  MAINSTAY VP                  MODERATE
                                                                   MODERATE                     GROWTH
                                                                 ALLOCATION--                ALLOCATION--
                                                                 SERVICE CLASS               SERVICE CLASS
                                                           -------------------------   -------------------------
                                                              2007          2006          2007          2006
                                                           -----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................     $5,171        $3,407        $ 6,884       $4,284
Units Outstanding.......................................        455           318            590          394
Variable Accumulation Unit Value........................     $11.28        $10.72        $ 11.63       $10.88
Total Return............................................       5.2%          7.2%           6.9%         8.8%
Investment Income Ratio.................................         --          1.6%             --         1.8%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................     $8,977        $6,133        $11,121       $8,054
Units Outstanding.......................................        790           566            944          723
Variable Accumulation Unit Value........................     $11.36        $10.79        $ 11.80       $11.04
Total Return............................................       5.2%          7.9%           6.9%        10.4%
Investment Income Ratio.................................         --          1.8%             --         1.7%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------




                              MAINSTAY VP                                                    MAINSTAY VP
                             INTERNATIONAL                                                    LARGE CAP
                               EQUITY--                                                       GROWTH--
                             INITIAL CLASS                                                  INITIAL CLASS
    ---------------------------------------------------------------   ---------------------------------------------------------
      2007       2006       2005       2004       2003       2002      2007      2006      2005      2004      2003      2002
    ---------------------------------------------------------------------------------------------------------------------------
    $ 20,540   $ 19,477   $ 14,883   $ 12,832   $  9,245   $  6,847   $ 4,563   $ 4,920   $ 5,043   $ 6,446   $ 8,487   $ 7,167
         804        800        792        728        607        577       311       368       400       526       668       713
    $  25.83   $  24.36   $  18.79   $  17.63   $  15.22   $  11.86   $ 14.69   $ 13.36   $ 12.62   $ 12.25   $ 12.71   $ 10.05
        6.0%      29.6%       6.6%      15.8%      28.3%      (5.6%)    10.0%      5.8%      3.0%     (3.6%)    26.4%    (29.1%)
          --       0.3%       1.7%       1.0%       2.0%       1.3%        --      0.1%        --      0.2%      0.2%      0.1%
    $ 25,024   $ 22,860   $ 16,553   $ 11,842   $  8,147   $  6,192   $ 7,057   $ 7,192   $ 7,234   $ 9,043   $10,395   $ 8,264
         969        937        880        671        535        522       478       534       568       732       811       815
    $  25.84   $  24.37   $  18.80   $  17.64   $  15.23   $  11.87   $ 14.82   $ 13.47   $ 12.73   $ 12.36   $ 12.82   $ 10.14
        6.0%      29.6%       6.6%      15.8%      28.3%      (5.6%)    10.0%      5.8%      3.0%     (3.6%)    26.4%    (29.1%)
          --       0.3%       1.9%       1.1%       2.0%       1.4%        --      0.1%        --      0.2%      0.2%      0.1%

                              MAINSTAY VP                                                    MAINSTAY VP
                                MID CAP                                                        MID CAP
                               GROWTH--                                                        VALUE--
                             INITIAL CLASS                                                  INITIAL CLASS
    ---------------------------------------------------------------   ---------------------------------------------------------
      2007       2006       2005       2004       2003       2002      2007      2006      2005      2004      2003      2002
    ---------------------------------------------------------------------------------------------------------------------------
    $ 11,810   $ 11,764   $ 12,740   $  9,433   $  5,892   $    682   $14,361   $13,928   $15,360   $12,782   $ 7,511   $ 5,089
         695        815        942        806        609        101       901       964     1,190     1,032       704       607
    $  16.83   $  14.59   $  13.53   $  11.70   $   9.67   $   6.77   $ 15.95   $ 14.54   $ 12.92   $ 12.38   $ 10.67   $  8.38
       15.4%       7.8%      15.6%      21.0%      42.9%     (29.5%)     9.7%     12.6%      4.3%     16.0%     27.3%    (15.7%)
          --         --       0.1%         --         --         --        --      0.1%      0.8%      1.0%      1.2%      1.1%
    $ 15,704   $ 14,844   $ 14,438   $  9,572   $  4,925   $    635   $17,947   $17,461   $17,499   $13,348   $ 8,130   $ 5,308
         916        999      1,047        803        500         92     1,142     1,217     1,374     1,094       773       643
    $  17.15   $  14.86   $  13.78   $  11.92   $   9.85   $   6.89   $ 15.72   $ 14.33   $ 12.73   $ 12.20   $ 10.52   $  8.26
       15.4%       7.8%      15.6%      21.0%      42.9%     (29.5%)     9.7%     12.6%      4.3%     16.0%     27.3%    (15.7%)
          --         --         --         --         --         --        --      0.1%      0.8%      1.0%      1.2%      1.3%

                              MAINSTAY VP                                                    MAINSTAY VP
                                S&P 500                                                       SMALL CAP
                                INDEX--                                                       GROWTH--
                             INITIAL CLASS                                                  INITIAL CLASS
    ---------------------------------------------------------------   ---------------------------------------------------------
      2007       2006       2005       2004       2003       2002      2007      2006      2005      2004      2003      2002
    ---------------------------------------------------------------------------------------------------------------------------
    $107,995   $112,464   $122,733   $143,383   $146,296   $127,742   $ 4,634   $ 4,819   $ 5,324   $ 5,773   $ 5,197   $ 1,381
       3,043      3,363      4,183      5,051      5,621      6,211       394       432       500       557       541       201
    $  35.49   $  33.45   $  29.36   $  28.39   $  26.03   $  20.57   $ 11.78   $ 11.18   $ 10.65   $ 10.37   $  9.60   $  6.87
        6.1%      13.9%       3.4%       9.1%      26.5%     (23.2%)     5.4%      4.9%      2.7%      8.0%     39.9%    (27.4%)
          --       0.5%       1.1%       1.5%       1.3%       1.2%        --        --        --        --        --        --
    $147,759   $152,329   $157,412   $173,793   $171,087   $142,842   $ 5,648   $ 6,155   $ 6,704   $ 6,432   $ 4,771   $ 1,421
       4,168      4,553      5,363      6,123      6,574      6,945       472       541       619       610       489       203
    $  35.49   $  33.45   $  29.36   $  28.39   $  26.03   $  20.57   $ 11.98   $ 11.37   $ 10.83   $ 10.55   $  9.77   $  6.98
        6.1%      13.9%       3.4%       9.1%      26.5%     (23.2%)     5.4%      4.9%      2.7%      8.0%     39.9%    (27.4%)
          --       0.5%       1.1%       1.5%       1.3%       1.2%        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                                                    MAINSTAY VP
                                                                                   TOTAL RETURN--
                                                                                   INITIAL CLASS
                                                            ------------------------------------------------------------
                                                             2007      2006      2005       2004       2003       2002
                                                            ------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $72,888   $76,269   $85,369   $102,017   $113,786   $109,940
Units Outstanding.......................................      2,802     3,104     3,755      4,717      5,524      6,305
Variable Accumulation Unit Value........................    $ 26.02   $ 24.57   $ 22.74   $  21.63   $  20.60   $  17.44
Total Return............................................       5.9%      8.1%      5.1%       5.0%      18.1%     (17.6%)
Investment Income Ratio.................................         --      0.6%      1.4%       1.6%       1.8%       2.2%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $81,330   $84,654   $97,302   $112,661   $121,853   $112,541
Units Outstanding.......................................      3,130     3,445     4,280      5,209      5,915      6,454
Variable Accumulation Unit Value........................    $ 26.02   $ 24.57   $ 22.74   $  21.63   $  20.60   $  17.44
Total Return............................................       5.9%      8.1%      5.1%       5.0%      18.1%     (17.6%)
Investment Income Ratio.................................         --      0.6%      1.4%       1.6%       1.9%       2.3%

                                                                               CVS CALVERT
                                                                                  SOCIAL
                                                                                 BALANCED
                                                                                PORTFOLIO
                                                           ----------------------------------------------------
                                                            2007     2006     2005     2004     2003     2002
                                                           ----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $2,032   $2,246   $2,592   $3,204   $3,387   $ 2,646
Units Outstanding.......................................       95      108      134      172      195       179
Variable Accumulation Unit Value........................   $21.40   $20.82   $19.40   $18.60   $17.40   $ 14.78
Total Return............................................     2.8%     7.4%     4.3%     6.9%    17.8%    (13.3%)
Investment Income Ratio.................................       --     2.1%     1.7%     1.6%     2.2%      2.6%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $5,271   $5,279   $5,329   $5,584   $5,280   $ 4,530
Units Outstanding.......................................      246      253      274      300      303       306
Variable Accumulation Unit Value........................   $21.43   $20.85   $19.42   $18.62   $17.42   $ 14.79
Total Return............................................     2.8%     7.4%     4.3%     6.9%    17.8%    (13.3%)
Investment Income Ratio.................................       --     2.3%     1.8%     1.7%     2.0%      2.7%

                                                                                   FIDELITY(R)
                                                                                       VIP
                                                                                 CONTRAFUND(R)--
                                                                                  INITIAL CLASS
                                                            ---------------------------------------------------------
                                                             2007      2006      2005      2004      2003      2002
                                                            ---------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $55,627   $55,525   $56,939   $52,630   $47,782   $39,960
Units Outstanding.......................................      1,916     2,074     2,341     2,497     2,584     2,741
Variable Accumulation Unit Value........................    $ 29.05   $ 26.82   $ 24.33   $ 21.07   $ 18.49   $ 14.58
Total Return............................................       8.3%     10.3%     15.4%     14.0%     26.8%    (10.5%)
Investment Income Ratio.................................       0.1%      1.3%      0.3%      0.3%      0.5%      0.9%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $86,089   $85,742   $84,852   $73,367   $65,135   $52,702
Units Outstanding.......................................      3,023     3,259     3,556     3,549     3,592     3,685
Variable Accumulation Unit Value........................    $ 28.49   $ 26.31   $ 23.86   $ 20.67   $ 18.13   $ 14.30
Total Return............................................       8.3%     10.3%     15.4%     14.0%     26.8%    (10.5%)
Investment Income Ratio.................................       0.1%      1.3%      0.3%      0.3%      0.5%      0.8%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------




                                                                                            ALGER
                                                                                          AMERICAN
                             MAINSTAY VP                                                    SMALL
                               VALUE--                                                CAPITALIZATION--
                            INITIAL CLASS                                              CLASS O SHARES
      ---------------------------------------------------------   ---------------------------------------------------------
       2007      2006      2005      2004      2003      2002      2007      2006      2005      2004      2003      2002
      ---------------------------------------------------------------------------------------------------------------------
      $43,685   $44,464   $45,425   $51,220   $52,162   $45,782   $11,290   $10,671   $10,101   $ 9,890   $ 9,788   $ 7,752
        1,618     1,765     2,116     2,500     2,796     3,086       739       781       880       990     1,127     1,254
      $ 27.01   $ 25.21   $ 21.49   $ 20.49   $ 18.65   $ 14.84   $ 15.29   $ 13.66   $ 11.53   $  9.99   $  8.68   $  6.18
         7.1%     17.3%      4.9%      9.8%     25.7%    (22.1%)    12.0%     18.5%     15.4%     15.1%     40.5%    (27.2%)
           --      0.4%      1.1%      1.1%      1.5%      1.3%        --        --        --        --        --        --
      $54,000   $54,881   $54,597   $58,043   $56,255   $46,850   $16,100   $15,455   $13,917   $12,222   $10,742   $ 7,697
        1,998     2,172     2,533     2,825     3,007     3,149     1,053     1,132     1,207     1,223     1,237     1,245
      $ 27.09   $ 25.28   $ 21.55   $ 20.55   $ 18.71   $ 14.88   $ 15.29   $ 13.66   $ 11.53   $  9.99   $  8.68   $  6.18
         7.1%     17.3%      4.9%      9.8%     25.7%    (22.1%)    12.0%     18.5%     15.4%     15.1%     40.5%    (27.2%)
           --      0.4%      1.2%      1.1%      1.6%      1.3%        --        --        --        --        --        --

                   COLUMBIA
                  SMALL CAP                                     DREYFUS IP
                 VALUE FUND,                                    TECHNOLOGY
              VARIABLE SERIES--                                  GROWTH--
                   CLASS B                                    INITIAL SHARES
      ----------------------------------   ----------------------------------------------------
       2007     2006      2005     2004     2007     2006     2005     2004     2003     2002
      -----------------------------------------------------------------------------------------
      $2,166   $ 2,186   $1,127   $  140   $  888   $1,017   $1,281   $1,707   $1,938   $   595
         157       169      102       13       89      109      141      192      216        99
      $13.75   $ 12.97   $11.01   $10.57   $ 9.98   $ 9.37   $ 9.10   $ 8.88   $ 8.95   $  6.01
        6.1%     17.8%     4.1%     5.7%     6.5%     3.0%     2.4%    (0.8%)   49.0%    (40.2%)
          --      0.4%       --     0.5%       --       --       --       --       --        --
      $2,773   $ 2,587   $1,630   $   23   $2,314   $2,222   $2,100   $2,470   $2,579   $   878
         201       199      148        2      239      245      238      287      297       151
      $13.75   $ 12.97   $11.01   $10.57   $ 9.68   $ 9.09   $ 8.83   $ 8.62   $ 8.69   $  5.83
        6.1%     17.8%     4.1%     5.7%     6.5%     3.0%     2.4%    (0.8%)   49.0%    (40.2%)
          --      0.4%       --     0.6%       --       --       --       --       --        --


                           FIDELITY(R) VIP                                       FIDELITY(R) VIP
                           EQUITY-INCOME--                                          MID CAP--
                            INITIAL CLASS                                        SERVICE CLASS 2
      ---------------------------------------------------------   ---------------------------------------------
       2007      2006      2005      2004      2003      2002      2007      2006      2005      2004     2003
      ---------------------------------------------------------------------------------------------------------
      $27,360   $26,913   $25,988   $27,140   $25,421   $21,694   $ 9,431   $ 8,918   $ 8,083   $4,269   $  431
        1,136     1,207     1,382     1,509     1,556     1,708       473       499       501      309       38
      $ 24.08   $ 22.30   $ 18.80   $ 17.99   $ 16.34   $ 12.70   $ 19.93   $ 17.87   $ 16.11   $13.83   $11.24
         8.0%     18.6%      4.5%     10.1%     28.7%    (18.0%)    11.5%     10.9%     16.5%    23.0%    12.4%
         0.1%      3.3%      1.7%      1.5%      1.9%      1.8%      0.6%      0.2%        --       --       --
      $35,007   $33,816   $31,688   $30,977   $27,839   $21,702   $15,414   $14,735   $11,499   $5,080   $  338
        1,465     1,526     1,698     1,735     1,716     1,721       761       811       702      361       30
      $ 23.91   $ 22.14   $ 18.66   $ 17.86   $ 16.22   $ 12.61   $ 20.27   $ 18.18   $ 16.39   $14.07   $11.43
         8.0%     18.6%      4.5%     10.1%     28.7%    (18.0%)    11.5%     10.9%     16.5%    23.0%    14.3%
         0.1%      3.3%      1.6%      1.5%      1.8%      1.8%      0.6%      0.2%        --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                                                  JANUS ASPEN
                                                                                    SERIES
                                                                                  BALANCED--
                                                                             INSTITUTIONAL SHARES
                                                           ---------------------------------------------------------
                                                            2007      2006      2005      2004      2003      2002
                                                           ---------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $36,402   $37,742   $42,249   $49,154   $54,194   $57,185
Units Outstanding.......................................     1,445     1,582     1,937     2,400     2,834     3,367
Variable Accumulation Unit Value........................   $ 25.20   $ 23.85   $ 21.83   $ 20.48   $ 19.12   $ 16.99
Total Return............................................      5.6%      9.3%      6.6%      7.1%     12.6%     (7.7%)
Investment Income Ratio.................................      2.8%      2.1%      2.2%      2.2%      2.2%      2.4%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $63,278   $65,618   $68,627   $74,451   $77,365   $72,705
Units Outstanding.......................................     2,505     2,742     3,136     3,625     4,035     4,269
Variable Accumulation Unit Value........................   $ 25.27   $ 23.92   $ 21.89   $ 20.54   $ 19.17   $ 17.03
Total Return............................................      5.6%      9.3%      6.6%      7.1%     12.6%     (7.7%)
Investment Income Ratio.................................      2.8%      2.1%      2.3%      2.2%      2.2%      2.4%


                                                                                  MFS(R)
                                                                            RESEARCH SERIES--
                                                                              INITIAL CLASS
                                                           ----------------------------------------------------
                                                            2007     2006     2005     2004     2003     2002
                                                           ----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $1,634   $1,681   $1,886   $2,001   $1,882   $ 1,734
Units Outstanding.......................................      127      143      175      197      212       240
Variable Accumulation Unit Value........................   $12.88   $11.79   $10.81   $10.16   $ 8.89   $  7.22
Total Return............................................     9.3%     9.0%     6.4%    14.4%    23.1%    (25.5%)
Investment Income Ratio.................................     1.4%     0.5%     0.5%     1.1%     0.7%      0.3%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $2,493   $2,439   $2,952   $2,918   $2,537   $ 2,180
Units Outstanding.......................................      196      210      277      291      289       306
Variable Accumulation Unit Value........................   $12.72   $11.64   $10.67   $10.03   $ 8.77   $  7.13
Total Return............................................     9.3%     9.0%     6.4%    14.4%    23.1%    (25.5%)
Investment Income Ratio.................................     1.4%     0.5%     0.5%     1.1%     0.7%      0.3%

                                                                                 T. ROWE PRICE
                                                                                    EQUITY
                                                                                    INCOME
                                                                                   PORTFOLIO
                                                           ---------------------------------------------------------
                                                            2007      2006      2005      2004      2003      2002
                                                           ---------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $18,481   $17,858   $17,014   $15,968   $12,398   $ 9,768
Units Outstanding.......................................     1,023     1,062     1,186     1,143     1,007       982
Variable Accumulation Unit Value........................   $ 18.07   $ 16.83   $ 14.33   $ 13.97   $ 12.32   $  9.94
Total Return............................................      7.4%     17.4%      2.6%     13.4%     23.9%    (14.2%)
Investment Income Ratio.................................      1.6%      1.6%      1.6%      1.6%      1.7%      1.6%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $26,582   $25,397   $22,498   $19,083   $12,581   $ 8,546
Units Outstanding.......................................     1,460     1,502     1,557     1,355     1,014       853
Variable Accumulation Unit Value........................   $ 18.21   $ 16.96   $ 14.44   $ 14.08   $ 12.41   $ 10.02
Total Return............................................      7.4%     17.4%      2.6%     13.4%     23.9%    (14.2%)
Investment Income Ratio.................................      1.6%      1.6%      1.6%      1.7%      1.8%      1.6%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------




                             JANUS ASPEN                                                 MFS(R)
                               SERIES                                                  INVESTORS
                              WORLDWIDE                                                  TRUST
                              GROWTH--                                                  SERIES--
                        INSTITUTIONAL SHARES                                         INITIAL CLASS
      ---------------------------------------------------------   ----------------------------------------------------
       2007      2006      2005      2004      2003      2002      2007     2006     2005     2004     2003     2002
      ----------------------------------------------------------------------------------------------------------------
      $29,048   $28,916   $32,111   $40,513   $48,340   $46,780   $1,244   $1,221   $1,322   $1,441   $1,479   $ 1,356
        1,387     1,550     2,010     2,646     3,265     3,867      106      111      135      155      175       193
      $ 20.97   $ 18.67   $ 16.00   $ 15.31   $ 14.80   $ 12.10   $11.72   $10.98   $ 9.84   $ 9.29   $ 8.45   $  7.01
        12.3%     16.7%      4.5%      3.4%     22.4%    (26.5%)    6.8%    11.5%     5.9%     9.9%    20.6%    (22.0%)
         0.8%      1.7%      1.3%      1.0%      1.1%      0.9%     1.7%     0.5%     0.6%     0.6%     0.6%      0.6%
      $44,742   $44,352   $45,417   $53,467   $58,703   $53,620   $1,691   $1,838   $1,967   $1,977   $1,899   $ 1,650
        2,130     2,371     2,835     3,485     3,957     4,424      140      163      194      207      219       229
      $ 21.01   $ 18.71   $ 16.03   $ 15.34   $ 14.83   $ 12.12   $12.04   $11.28   $10.12   $ 9.55   $ 8.69   $  7.21
        12.3%     16.7%      4.5%      3.4%     22.4%    (26.5%)    6.8%    11.5%     5.9%     9.9%    20.6%    (22.0%)
         0.8%      1.7%      1.3%      1.0%      1.1%      0.9%     1.6%     0.5%     0.6%     0.6%     0.7%      0.5%

                                                          NEUBERGER                          ROYCE
                                                          BERMAN AMT                       MICRO-CAP
                     MFS(R)                                MID-CAP                        PORTFOLIO--
               UTILITIES SERIES--                     GROWTH PORTFOLIO--                  INVESTMENT
                  SERVICE CLASS                            CLASS S                           CLASS
      -------------------------------------   ----------------------------------   -------------------------
       2007      2006      2005      2004      2007     2006     2005     2004      2007     2006     2005
      ------------------------------------------------------------------------------------------------------
      $19,843   $14,051   $ 9,538   $ 1,794   $  948   $  604   $  525   $   210   $2,440   $1,778   $   312
          900       752       653       143       48       41       40        18      157      122        26
      $ 22.04   $ 18.69   $ 14.46   $ 12.57   $17.19   $14.88   $13.17   $ 11.76   $15.58   $14.35   $ 12.01
        17.9%     29.3%     15.1%     25.7%    15.5%    13.0%    12.0%     17.6%     8.6%    19.5%     20.1%
         1.7%      1.8%      0.4%        --       --       --       --        --       --     0.3%      1.9%
      $29,388   $20,973   $13,230   $ 2,143   $1,051   $  853   $  576   $   248   $2,984   $2,429   $   311
        1,300     1,089       895       166       65       60       46        22      193      169        26
      $ 22.63   $ 19.19   $ 14.85   $ 12.90   $16.40   $14.19   $12.56   $ 11.22   $15.62   $14.38   $ 12.04
        17.9%     29.3%     15.1%     29.0%    15.5%    13.0%    12.0%     12.2%     8.6%    19.5%     20.4%
         1.7%      1.8%      0.4%        --       --       --       --        --       --     0.3%      1.9%

              ROYCE
            SMALL-CAP
           PORTFOLIO--
            INVESTMENT
              CLASS
     ------------------------
      2007     2006     2005
     ------------------------
     $1,668   $1,391   $  528
        126      117       50
     $13.27   $12.07   $10.59
       9.9%    14.0%     5.9%
         --     0.1%       --
     $1,976   $1,709   $  684
        140      133       61
     $14.09   $12.82   $11.24
       9.9%    14.0%    12.4%
         --     0.1%       --

                                                                                     VAN KAMPEN
                             VAN ECK                                                     UIF
                            WORLDWIDE                                             EMERGING MARKETS
                               HARD                                                   EQUITY--
                              ASSETS                                                   CLASS I
      ------------------------------------------------------   -------------------------------------------------------
       2007      2006      2005      2004     2003     2002     2007      2006      2005      2004     2003     2002
      ----------------------------------------------------------------------------------------------------------------
      $15,747   $12,608   $ 7,976   $2,394   $1,288   $  967   $14,311   $12,850   $ 9,133   $5,991   $5,895   $ 3,951
          464       455       354      159      105      113       541       565       547      472      564       558
      $ 33.92   $ 27.68   $ 22.53   $15.05   $12.30   $ 8.59   $ 26.46   $ 22.72   $ 16.79   $12.70   $10.45   $  7.08
        22.5%     22.9%     49.7%    22.4%    43.2%    (4.1%)    16.4%     35.4%     32.1%    21.5%    47.7%    (10.1%)
         0.3%      0.1%      0.2%     0.3%     0.5%     0.4%        --      0.8%      0.4%     0.7%       --        --
      $20,538   $16,570   $10,967   $3,242   $1,550   $1,148   $19,634   $17,308   $11,994   $8,335   $6,767   $ 4,819
          596       589       483      212      124      132       736       756       709      651      642       676
      $ 34.46   $ 28.12   $ 22.88   $15.28   $12.49   $ 8.72   $ 26.66   $ 22.90   $ 16.91   $12.80   $10.53   $  7.13
        22.5%     22.9%     49.7%    22.4%    43.2%    (4.1%)    16.4%     35.4%     32.1%    21.5%    47.7%    (10.1%)
         0.3%      0.1%      0.2%     0.3%     0.4%     0.4%        --      0.8%      0.4%     0.7%       --        --

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
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                                          Victory VIF
                                                                          Diversified
                                                                            Stock--
                                                                            Class A
                                                                             Shares
                                                               ----------------------------------
                                                                2007     2006      2005     2004
                                                               ----------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..................................................   $1,333   $ 1,178   $  738   $  233
Units Outstanding...........................................       95        91       64       22
Variable Accumulation Unit Value............................   $13.98   $ 12.98   $11.57   $10.78
Total Return................................................     7.7%     12.2%     7.3%     7.8%
Investment Income Ratio.....................................     0.8%      0.3%     0.1%     1.3%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..................................................   $1,617   $ 1,446   $1,236   $  267
Units Outstanding...........................................      113       108      104       24
Variable Accumulation Unit Value............................   $14.36   $ 13.34   $11.89   $11.07
Total Return................................................     7.7%     12.2%     7.3%    10.7%
Investment Income Ratio.....................................     0.8%      0.3%     0.1%     1.4%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

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